                                                                                           Registration No. 2-75276
                                                                                                  File No. 811-3346

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         Pre-Effective Amendment No. __                                                                   [   ]

         Post-Effective Amendment No. 39                                                                  [X]
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                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                               [X]

         Amendment No. 40                                                                                 [X]
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                                           Oppenheimer Series Fund, Inc.
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                                (Exact Name of Registrant as Specified in Charter)

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                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                (Address of Principal Executive Offices) (Zip Code)

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                                                   303-768-3200

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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.

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                                              OppenheimerFunds, Inc.

                                      498 Seventh Avenue, New York, NY 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On February 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ______________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]  This  post-effective  amendment  designates  a new  effective  date for a  previously  filed  post-effective amendment.

Oppenheimer
                                            Disciplined Allocation Fund

Prospectus dated February 28, 2002

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Disciplined Allocation Fund is a mutual fund. It seeks to maximize total investment return by allocating its assets primarily among investments in stocks, corporate bonds, U.S. government securities and money market instruments.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

                                              (logo) OppenheimerFunds
                                              The Right Way to Invest

Contents

                                                  About the Fund

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                                                About Your Account

                                                 How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink

                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                                               Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in stocks, bonds and money market instruments. The
Fund's investment Manager, OppenheimerFunds, Inc., can allocate the Fund's investments among these different types of securities in different proportions at different times to seek the Fund's objective. That allocation is based on the Manager's judgment of where the best opportunities are for total return after evaluating market and economic conditions.

         At least 25% of the Fund's total assets normally will be invested in fixed-income senior securities.
Otherwise, the Fund is not required to allocate its investments among stocks, bonds and money market instruments in any fixed proportion but may have none or some of its assets invested in each asset class in relative proportions that change over time.

Equity Securities. The Fund can buy a variety of domestic and foreign equity investments, including common and preferred stocks, warrants and convertible securities (many of which are debt securities that the
         Manager considers to be "equity substitutes" because of their conversion feature). The Fund currently emphasizes its equity investments in stocks of domestic issuers. Although the Fund can buy securities of companies in different capitalization ranges, it currently emphasizes its equity investments in stocks of large-capitalization issuers.

Debt Securities. The Fund can invest in a variety of debt securities (including convertible securities), such as securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, including mortgage-related securities and collateralized mortgage obligations ("CMOs"). It also can buy municipal securities, foreign government securities, and domestic and foreign corporate debt obligations. The Fund can buy debt securities rated below investment grade (these are commonly called "junk bonds"), but has limits on those investments, as discussed below.

Money Market Instruments. Under normal market conditions (when the equity and debt securities markets are not unstable, in the Manager's view), the Fund can hold up to 40% of its total assets in money market instruments, such as short-term U.S. government securities and commercial paper.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In selecting equity securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines both "value" and
"growth" investment styles. They use a value strategy to find issuers whose securities are believed to be undervalued in the marketplace, in relation to factors such as the ratio of the stock's price to the issuer's earnings. A lower price/earnings ratio would suggest an undervalued stock. A growth investing style encompasses a search for companies whose stock price is expected to increase at a greater rate than the overall market. These issuers may be entering a growth phase marked by increases in earnings, sales, cash flows or other factors, which suggest that the stock may increase in value over time.

              The portfolio managers construct the portfolio using a "bottom up" approach, focusing on the fundamental prospects of individual companies and issuers, rather than on broad economic trends affecting entire markets and industries. The portfolio managers focus on factors that may vary over time and in particular cases.
Currently they look for:

o        Individual stocks that are attractive based on fundamental stock analysis and company characteristics;
o        Growth stocks having high earnings potential and earnings and sales momentum;
o        Dividend-paying common stocks of established companies for income; and
o        Stocks with a longer time horizon of investment between three to five years.

         The portfolio managers monitor individual issuers for changes in profit margins or slowing revenues that might affect future cash flows or growth. The existence of these changes in a particular case may trigger a decision to sell the security. This approach may change over time.

         In selecting bonds, the portfolio managers normally expect that portion of the Fund's portfolio to have an average maturity (measured on a dollar-weighted basis) of between 6 and 20 years. The Fund's portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors.
The portfolio managers' overall strategy is to build a broadly diversified portfolio of corporate and government bonds. The portfolio managers currently focus on the factors below (which may vary in particular cases and may changes over time), looking for:
o        Debt securities in market sectors that offer attractive relative value,
o        Investment-grade securities that offer more income than U.S. Treasury obligations with a good balance of risk and return,
o        High income potential from different types of corporate and government securities, and
o        Broad portfolio diversification to help reduce the volatility of the Fund's share prices.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking total investment return over the long term from a flexible portfolio investing in different asset classes, including stocks and bonds. Because the Fund generally invests a substantial portion of its assets in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that can have substantial stock investments. Because the Fund's income level will fluctuate and generally will not be significant, it is not designed for investors needing an assured level of current income. Because of its focus on long-term total return, the Fund may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the
Fund to under perform other funds having similar objectives. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great.
Because the Fund currently has substantial investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk will affect the Fund's per share prices, which will fluctuate as the values of the Fund's portfolio securities change.

          A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other. In particular, because the Fund currently emphasizes investments in stocks of U.S. issuers, it will be affected primarily by changes in U.S. stock markets.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the Fund emphasizes investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund can invest in securities of large companies but it can also buy stocks of small- and medium-size companies, which may have more volatile stock prices than stocks of large companies.

Risks of Value Investing. Value investing seeks stocks having prices that are low in relation to their real worth or prospects in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that the market will not recognize that the securities are undervalued and they might not appreciate in value as the Manager anticipates.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.

INTEREST RATE RISKS. Debt securities are subject to changes in value when prevailing interest rates change. When interest rates fall, the values of outstanding debt securities generally rise. When interest rates rise, the values of outstanding debt securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for debt securities with longer-term maturities. However, interest rate changes may have different effects on the values of mortgage-related securities because of prepayment risks, discussed below.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         The stock markets can be volatile, and the prices of the Fund's shares will go up and down as a result.
The Fund's income-oriented investments may help cushion the Fund's total return from changes in stock prices, but fixed-income securities have their own risks. The Fund seeks to reduce the effects of these risks by diversifying its investments over different asset classes. In the OppenheimerFunds spectrum, the Fund is generally more conservative than funds that invest only in stocks, but more aggressive than funds that invest solely in investment-grade bonds.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index and a secondary index.  The after-tax returns shown for Class A shares are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns are shown for Class A shares only and the after-tax returns for the other classes of shares will vary.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if they were included, the returns would be less than those shown. During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 12.09% (4Q'98) and the lowest return (not annualized) for a calendar quarter was -8.31% (3Q'01).

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                                                    1 Year
                                           -------------------------           5 Years                   10 Years
Average  Annual  Total  Returns  for  the    (or life of class, if      (or life of class, if      (or life of class, if
periods ended December 31, 2001                      less)                      less)                      less)

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Class A Shares (inception 9/16/85)
  Return Before Taxes
  Return After Taxes on Distributions               -11.37%                     3.67%                      7.33%
  Return  After  Taxes  on  Distributions           -12.11%                     1.23%                      4.45%
  and Sale of Fund Shares                           -6.93%                      2.02%                      4.73%

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&amp:S &amp: P 500 Index
(reflects no deduction for fees,                    -11.88%                    10.70%                     12.93%1
expenses or taxes)

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 Merrill Lynch Gov't/Corp. Master Index
    (reflects no deduction for fees,                 8.43%                      7.41%                     7.32%1
           expenses or taxes)

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   Class B Shares (inception 10/02/95)              -11.27%                     3.83%                      5.51%

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   Class C Shares (inception 5/01/96)               -7.51%                      4.13%                      4.91%

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   Class N Shares (inception 3/01/01)               -4.96%2                      N/A                        N/A

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1 From 12/31/91.

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2 Total returns for Class N shares are cumulative and are not annualized.

The Fund's average annual total returns include the applicable sales charge:  for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5 years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period for Class C shares, and for the life-of-class period for Class N shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the S &amp: P 500 Index, an unmanaged index of common stocks, and the Merrill Lynch Government and Corporate Master Index, a broad-based index of U.S. Treasury and government agency securities, corporate and Yankee bonds. The indices performance includes reinvestment of income but does not reflect transaction costs. The Fund's vary from the securities in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2001.

Shareholder Fees (charges paid directly from your investment):

-------------------------------------- ------------------ ----------------- ------------------- -------------------
                                        Class A Shares     Class B Shares     Class C Shares      Class N Shares
-------------------------------------- ------------------ ----------------- ------------------- -------------------
-------------------------------------- ------------------ ----------------- ------------------- -------------------
Maximum Sales Charge (Load) on               5.75%              None               None                None
purchases
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(as % of offering price)
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Maximum Deferred Sales Charge (Load)         None1              5%2                1%3                 1%4
(as % of the lower of the original
offering price or redemption
proceeds)
-------------------------------------- ------------------ ----------------- ------------------- -------------------

1.       A contingent deferred sales charge may apply to redemptions of investments of $1 million or more
     ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

2.       Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
3.       Applies to shares redeemed within 12 months of purchase.
4.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------- ------------------ ------------------- ------------------ -------------------
                                        Class A Shares      Class B Shares     Class C Shares      Class N Shares
-------------------------------------- ------------------ ------------------- ------------------ -------------------
-------------------------------------- ------------------ ------------------- ------------------ -------------------
Management Fees                             0.625%              0.625%             0.625%              0.625%
-------------------------------------- ------------------ ------------------- ------------------ -------------------
-------------------------------------- ------------------ ------------------- ------------------ -------------------
Distribution  and/or Service  (12b-1)        0.25%              1.00%               1.00%              0.50%
Fees
-------------------------------------- ------------------ ------------------- ------------------ -------------------
-------------------------------------- ------------------ ------------------- ------------------ -------------------

Other Expenses                               0.31%              0.31%               0.31%              0.55%

-------------------------------------- ------------------ ------------------- ------------------ -------------------
-------------------------------------- ------------------ ------------------- ------------------ -------------------

Total Annual Operating Expenses              1.19%              1.94%               1.94%              1.68%

-------------------------------------- ------------------ ------------------- ------------------ -------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. That undertaking may be amended or withdrawn at any time.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- -------------------- --------------------- ------------------- -------------------
If shares are redeemed:                  1 Year               3 Years              5 Years            10 Years1
---------------------------------- -------------------- --------------------- ------------------- -------------------
---------------------------------- -------------------- --------------------- ------------------- -------------------

Class A Shares                                    $689                  $931              $1,192              $1,935

---------------------------------- -------------------- --------------------- ------------------- -------------------
---------------------------------- -------------------- --------------------- ------------------- -------------------

Class B Shares                                    $697                  $909              $1,247              $1,891

---------------------------------- -------------------- --------------------- ------------------- -------------------
---------------------------------- -------------------- --------------------- ------------------- -------------------

Class C Shares                                    $297                  $609              $1,047              $2,264

---------------------------------- -------------------- --------------------- ------------------- -------------------
---------------------------------- -------------------- --------------------- ------------------- -------------------

Class N Shares                                    $271                  $530                $913              $1,987

---------------------------------- -------------------- --------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are not redeemed:               1 Year               3 Years             5 Years            10 Years1
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                                     $689                 $931              $1,192              $1,935

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                                     $197                 $609              $1,047              $1,891

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                                     $197                 $609              $1,047              $2,264

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                                     $171                 $530                $913              $1,987

---------------------------------- --------------------- -------------------- ------------------- -------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C or Class N expenses do not include the contingent deferred sales charges.
1 Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares after 6 years.
About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends by the Manager. The
Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate
25% or more of its total assets in any one industry or the securities of any one foreign government.

         However, changes in the overall market prices of securities and any income they may pay can occur at any time. The price and yield of the Fund's shares will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock and Other Equity Investments.  Equity securities include common stocks,  preferred stocks and debt securities convertible  into  common  stock.  The Fund's  equity  investments  can include  interests  in real estate investment  trusts.  Those  securities may be sensitive to changes in interest rates, and because the real estate  market can be very volatile at times,  the prices of those  securities  may change  substantially.
         Because  total  return has two  components,  capital  appreciation  and income,  the Manager  might select stocks that offer the potential for either or both of those elements.

         While many convertible  securities are debt securities,  the Manager  considers some of them to be "equity equivalents"  because  of the  conversion  feature.  In that  case  their  rating  has less  impact on the investment  decision  than in the case of other  debt  securities.  However,  they are  subject  to credit risks,  discussed below in "Debt  Securities,"  and interest rate risk. These securities might be selected for the Fund because they offer the ability to participate in stock market  movements  while offering some current income.  Preferred stocks,  while a form of equity security,  typically have a fixed dividend that may cause their prices to behave more like those of debt securities.

o        Value Stocks.  These are stocks that appear to be  temporarily  undervalued,  by various  measures such as price/earnings  ratios.  Value  investing  seeks  stocks with prices that are low  relative to their real worth or  future  prospects.  The hope is that the Fund  will  realize  appreciation  in the value of its holdings  when other  investors  realize the  intrinsic  value of the stock.  However,  there is the risk that the stock will not appreciate in value as anticipated.

o        Growth Stocks.  The types of growth companies the Manager focuses on are larger,  more established  growth companies.  Growth companies,  for example, may be developing new products or services, such as companies in the  technology  sector,  or they may be  expanding  into new  markets  for  their  products,  such as companies in the energy  sector.  Newer growth  companies  tend to retain a large part of their  earnings for  research,  development  or investment in capital  assets.  Therefore,  they do not tend to emphasize paying  dividends  and may not pay any  dividends  for some  time.  If they are  selected  for the Fund's portfolio, it is because the Manager believes the price of the stock will increase over time.

         The Fund is not required to allocate its equity investments among value and growth stocks in any fixed proportion but may invest in relative proportions that change over time.

Debt Securities. The Fund can invest in a variety of debt securities to seek its objective. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's debt investments may be "investment grade" (that is, in the four highest rating categories of a nationally recognized rating organization)
         or may be lower-grade securities (sometimes called "junk bonds") rated as low as "B" by Moody's Investor
         Services, Inc. ("Moody's"), Standard &amp: Poor's Rating Services ("S&amp:P") or Fitch, Inc.
         ("Fitch") or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager). The Fund does not invest more than 10%
         of its total assets in unrated debt securities. A description of the ratings definitions of nationally recognized rating organizations is included in Appendix A to the Statement of Additional Information.

         While the Fund can invest as much as 20% of its total assets in lower-grade securities, currently it does not intend to invest more than 10% of its total assets in these investments. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities. Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  These risks can reduce the Fund's share prices and the income it earns.

U.S. Government Securities.  The Fund can invest in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

o        U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one year and up to ten years when issued), and
         Treasury bonds (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund also can buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S. Treasury securities, and Treasury Inflation-Protection
         Securities.

o        Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the U.S.
         government. Some are supported by the full faith and credit of the U.S. government, such as Government
         National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie
         Macs").

o        Mortgage-Related U.S. Government Securities. The Fund can buy interests in pools of residential or commercial mortgages, in the form of CMO and other "pass-through" mortgage securities. CMOs that are
         U.S. government securities have collateral to secure payment of interest and principal. They may be issued in different series, each having different interest rates and maturities. The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency. The Fund can have substantial amounts of its assets invested in mortgage-related U.S. government securities.

         The prices and yields of CMOs are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise.

o        Private-Issuer Mortgage-Backed Securities. The Fund can invest a substantial portion of its assets in mortgage-backed securities issued by private issuers, which do not offer the credit backing of U.S.
         government securities. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers. Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as the interest rate risks and prepayment risks of CMOs), although in some cases they may be supported by insurance or guarantees.

         Prepayment Risk. Mortgage-related securities are subject to the risks of unanticipated prepayment.  The risk is that when interest rates fall, borrowers under the mortgages that underlie these securities will prepay their mortgages more quickly than expected, causing the issuer of the security to prepay the principal to the Fund prior to the security's expected maturity.  The Fund may be required to reinvest the proceeds at a lower interest rate, reducing its income.  Mortgage-related securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall and have greater potential for loss when prevailing interest rates rise. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price.  If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium.

         If interest rates rise rapidly, prepayments of mortgages may occur at a slower rate than expected, and the expected maturity of long-term or medium-term mortgage-related securities could lengthen as a result. That could cause their values to fluctuate more, and the prices of the Fund's shares, to fall.

Money Market Instruments and Short-Term Debt Securities. Under normal market conditions the Fund can invest in a variety of short-term debt obligations having a maturity of one year or less. These include:
o        Money market instruments. Generally, these are debt obligations having ratings in the top two rating categories of national rating organizations (or equivalent ratings assigned by the Manager). Examples include commercial paper of domestic issuers or foreign companies (foreign issuers must have assets of
         $1 billion or more).
o        Short-term debt obligations of the U.S. government or corporations.
o        Obligations of domestic or foreign banks or savings and loan associations, such as certificates of deposit and bankers' acceptances.
         Under normal market conditions this strategy would be used primarily for cash management or liquidity purposes. The yields on shorter-term debt obligations tend to be less than on longer-term debt.
         Therefore, to the extent that the Fund uses this strategy, it might help preserve principal but might reduce opportunities to seek growth of capital as part of its objective of total return.

Can the Fund's Investment Objective and Policies Change?  The Fund's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Zero-Coupon and "Stripped" Securities.  Some of the government and corporate debt securities the Fund buys are zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value.
         "Stripped" securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. Interest-only securities are particularly sensitive to changes in interest rates.

         The values of interest-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages. Principal-only securities are also sensitive to changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price. The Fund can invest up to
         50% of its total assets in zero-coupon securities issued by either the U.S. government or U.S. companies.
Foreign Securities. The Fund can buy equity or debt securities of companies and debt securities of governments in any country, developed or underdeveloped. As a fundamental policy, the Fund cannot invest more than 10%
         of its total assets in foreign securities. As an exception to that restriction the Fund can invest up to
         25% of its total assets in foreign equity or debt securities that are:
o        issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities,
o        assumed or guaranteed by domestic issuers (including Eurodollar securities), or
o        issued, assumed or guaranteed by foreign issuers that have a class of securities listed for trading on
         The New York Stock Exchange.

         While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Derivative Investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, mortgage-related securities, asset-backed securities and "stripped" securities are examples of derivatives the Fund can use. Currently the Fund does not use derivative investments to a significant degree.

o        There are Special Risks in Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline or the Fund could get less income than expected. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  Some derivative investments held by the Fund may be illiquid.
         The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

o        Hedging. The Fund can write covered calls on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. When market or economic conditions are unstable or adverse, the Fund can invest up to 100% of its assets in defensive securities.  Generally, they would be short-term U.S.
         government securities, high-grade commercial paper, bank obligations or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

Convertible Securities. Many convertible securities are a form of debt security, but the Manager regards some of them as "equity substitutes" because of their feature allowing them to be converted into common stock.
         Therefore, their ratings have less impact on the Manager's investment decision than in the case of other debt securities. The Fund's investments in convertible securities may include securities rated as low as
         "B" by &amp:Moody's, S&amp:P or Fitch or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having comparable ratings assigned by the
         Manager and subject to the Fund's limitation on investing in unrated securities as stated above). Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment-grade securities.

Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective. The Fund's portfolio turnover rate will fluctuate from year to year, depending on market conditions. Portfolio turnover affects brokerage costs the Fund pays, and the Fund's performance. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an  investment  adviser  since January  1960.  The Manager and its  subsidiaries  and affiliates  managed more than $120 billion in assets as of December 31, 2001  including  other  Oppenheimer  funds, with more than 5 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,  New York, New York
10018.

Portfolio Managers. The Fund is managed by a team of portfolio managers consisting of Bruce Bartlett, John
         Kowalik, and Christopher Leavy. Messrs. Bartlett , Kowalik, and Leavy are Senior Vice Presidents of the
         Manager, Vice Presidents of the Fund and all serve as officers and portfolio managers of other
         Oppenheimer funds.

         Prior to joining the Manager in April 1995, Mr. Bartlett was a Vice President and Senior Portfolio
         Manager at First of America Investment Corp. (September 1986 - March 1995). Before joining the Manager in July 1998, Mr. Kowalik was managing director and senior portfolio manager for Prudential Investments
         Global Advisors (June 1989 - June 1998). Prior to joining the Manager in September 2000, Mr. Leavy was a portfolio manager of Morgan Stanley Dean Witter Investment Management (from 1997), prior to which he was a portfolio manager and equity analyst of Crestar Asset Management (from 1995).

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.625% of the first $300 million of average annual net assets of the Fund, 0.500% of the next $100 million, and 0.450% of average annual net assets in excess of $400 million.  The Fund's management fee for the last fiscal year ended October 31, 2001, was 0.625%
         of average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.
         If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other
         Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the
         Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

         With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.
         Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25.
         The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
              Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can
              ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Directors has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the
         Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Directors has authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
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Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------

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Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------

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Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C
         Shares?" below.

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Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than
         Class B and Class C shares.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
         Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     Investing for the Longer Term. If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences in Account  Features That Matter to You? Some account features may not be available to Class
         B, Class C and Class N  shareholders.  Other  features may not be advisable  (because of the effect of the contingent  deferred sales charge) for Class B, Class C and Class N  shareholders.  Therefore,  you should carefully  review how you plan to use your  investment  account  before  deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
         Class C and Class N asset-based sales charge described below and in the Statement of Additional
         Information. Share certificates are only available on Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but                           5.50%                    5.82%                     4.75%
  less than $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.75%                    4.99%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.75%                    3.90%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%                    2.56%                     2.00%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%                    2.04%                     1.60%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges"
         in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
         ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of
         Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.
         If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to
         1.0% of the lesser of:

o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
         Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.
         The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                                            --------------------------------------------------------

Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
                                                            That Year
was Accepted                                                (As % of Amount Subject to Charge)

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
6 and following                                             None
----------------------------------------------------------- --------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B
         Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered only through retirement plans (including IRAs and
403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and
         Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25%
         on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase
         Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. See the Statement of
         Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
         Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the
                                          ------------------------
account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C or Class N shares. You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative, call 1.800.852.8457
     o   To redeem shares automatically on PhoneLink, call 1.800.533.3310
         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:
     the amount of your  account  value  represented  by an increase  in net asset value over the initial  purchase price,
     shares purchased by the reinvestment of dividends or capital gains distributions, or shares  redeemed  in the  special  circumstances  described  in  Appendix  C to the  Statement  of  Additional
         Information
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information
for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange Requests.  Telephone  exchange requests may be made either by calling a service  representative at  1.800.852.8457,  or by using PhoneLink for automated  exchanges by calling  1.800.533.3310.  Telephone exchanges  may be made only  between  accounts  that are  registered  with the same  name(s) and  address.
         Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.

     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption prices for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
         Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer
         Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account has fewer than 100 shares. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on a quarterly basis in March, June, September and December on a date selected by the Board of Directors.
Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.
Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

Class A         Year Ended October 31,                 2001            2000            1999             1998             1997
=============================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $14.23          $15.03          $15.45           $16.81           $16.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .26/1/          .44             .44              .45              .51/2/
Net realized and unrealized gain (loss)               (1.69)/1/         .68            (.01)             .45             2.25/2/
                                                   --------------------------------------------------------------------------
Total income (loss) from
investment operations                                 (1.43)           1.12             .43              .90             2.76
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.26)           (.44)           (.44)            (.45)            (.56)
Distributions from net realized gain                     --           (1.48)           (.41)           (1.81)           (1.39)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.26)          (1.92)           (.85)           (2.26)           (1.95)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.54          $14.23          $15.03           $15.45           $16.81
                                                   ==========================================================================
=============================================================================================================================
Total Return, at Net Asset Value/3/                  (10.12)%          8.27            2.62%            5.93%           18.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $112,864        $144,244        $258,159         $298,558         $243,267
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $128,477        $172,514        $293,677         $268,715         $238,821
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                  1.88%/1/        2.88%           2.72%            2.96%            3.17%
Expenses                                               1.19%           1.11%           1.04%            1.04%/5/         1.11%/5/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 164%             34%            122%              97%              98%

1. Without the adoption of
the change in amortization method as discussed in Note 1 in the Notes to
Financial Statements, these amounts would have been:

Net
investment income Change less than $0.005 Net realized and unrealized gain
(loss) Change less than $0.005 Net investment income ratio 1.92%

2. Per share amounts
calculated based on the average shares outstanding during the period. 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

Class B         Year Ended October 31,                 2001            2000            1999             1998             1997
=============================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $14.43          $15.20          $15.62           $16.99           $16.16
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .15/1/          .30             .31              .36              .40/2/
Net realized and unrealized gain (loss)               (1.70)/1/         .73              --              .43             2.27/2/
                                                   --------------------------------------------------------------------------
Total income (loss) from
investment operations                                 (1.55)           1.03             .31              .79             2.67
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.16)           (.32)           (.32)            (.35)            (.45)
Distributions from net realized gain                     --           (1.48)           (.41)           (1.81)           (1.39)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.16)          (1.80)           (.73)           (2.16)           (1.84)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.72          $14.43          $15.20           $15.62           $16.99
                                                   ==========================================================================
=============================================================================================================================
Total Return, at Net Asset Value/3/                  (10.79)%          7.48%           1.84%            5.10%           17.96%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $14,770         $17,892         $23,522          $21,754           $8,720
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $16,569         $19,643         $24,648          $14,235           $6,183
Ratios to average net assets:/4/
Net investment income                                  1.14%/1/        2.12%           1.97%            2.19%            2.32%
Expenses                                               1.94%           1.87%           1.80%            1.80%/5/         1.89%/5/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 164%             34%            122%              97%              98%

1. Without the adoption of
the change in amortization method as discussed in Note 1 in the Notes to
Financial Statements, these amounts would have been:

        Net investment income                     $ 0.16
        Net realized and unrealized gain (loss)   $(1.71)
        Net investment income ratio                 1.18%

2. Per share amounts
calculated based on the average shares outstanding during the period. 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

| OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class C         Year Ended October 31,                 2001            2000            1999             1998             1997
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $14.08          $14.88          $15.31           $16.70           $15.93
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income                                   .13/1/          .28             .32              .37             .44/2/
Net realized and unrealized gain (loss)               (1.64)/1/         .72            (.01)             .40            2.19/2/
                                                   --------------------------------------------------------------------------
Total income (loss) from
investment operations                                 (1.51)           1.00             .31              .77             2.63
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.16)           (.32)           (.33)            (.35)            (.47)
Distributions from net realized gain                     --           (1.48)           (.41)           (1.81)           (1.39)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.16)          (1.80)           (.74)           (2.16)           (1.86)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.41          $14.08          $14.88           $15.31           $16.70
                                                   ==========================================================================
=============================================================================================================================
Total Return, at Net Asset Value/3/                  (10.76)%          7.44%           1.84%            5.10%           17.93%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $2,893          $3,931          $5,719           $4,824           $1,473
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $3,280          $4,255          $5,876           $2,861           $  805
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                  1.14%/1/        2.13%           1.97%            2.18%            2.18%
Expenses                                               1.94%           1.86%           1.80%            1.80%/5/         1.92%/5/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 164%             34%            122%              97%              98%

1. Without the adoption of
the change in amortization method as discussed in Note 1 in the Notes to
Financial Statements, these amounts would have been:

        Net investment income                        $ 0.14
        Net realized and unrealized gain (loss)      $(1.65)
        Net investment income ratio                    1.18%

2. Per share amounts
calculated based on the average shares outstanding during the period. 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

| OPPENHEIMER DISCIPLINED ALLOCATION FUND

Class N           Period Ended October 31,                              2001/1/
================================================================================
Per Share Operating Data
Net asset value, beginning of period                                  $13.74
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                    .12/2/
Net realized and unrealized gain (loss)                                (1.20)/2/
Total income (loss) from
investment operations                                                  (1.08)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.14)
Distributions from net realized gain                                      --
                                                                      ----------
Total dividends and/or distributions
to shareholders                                                         (.14)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $12.52
                                                                      ==========

================================================================================
Total Return, at Net Asset Value/3/                                    (7.90)%

================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                  $2
--------------------------------------------------------------------------------
Average net assets (in thousands)                                         $1
--------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                                   1.04%/2/
Expenses                                                                1.68%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                 164%

1.   For the period from March 1, 2001 (inception of offering) to October 31,
     2001.

2.

Without the adoption of the change in amortization method as discussed in Note 1 in the Notes to Financial Statements, these amounts would have been:

Net
investment income Change less than $0.005 Net realized and unrealized gain
(loss) Change less than $0.005 Net investment income ratio 1.08%

3. Assumes a $1,000
hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

| OPPENHEIMER DISCIPLINED ALLOCATION FUND

INFORMATION AND SERVICES

For More Information on Oppenheimer Disciplined Allocation Fund
The following additional information about the Fund is available without charge upon request:

   STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

 ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information. You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.525.7048
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------

On the Internet:                            You can send us a request by e-mail or read or down-load
                                            documents on the OppenheimerFunds website:
                                            WWW.OPPENHEIMERFUNDS.COM
                                            ------------------------

------------------------------------------- ------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a
                                                -----------
duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                              The Fund's shares are distributed by:
The Fund's SEC File No. 811-3346

PR0205.001.0202 Printed on recycled paper.                    [logo] OppenheimerFunds Distributor, Inc.

                                             Appendix to Prospectus of
                                      Oppenheimer Disciplined Allocation Fund

         Graphic material included in the Prospectus of Oppenheimer Disciplined Allocation Fund (the "Fund")
under the heading "Annual Total Returns (Class A)( as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without reflecting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                            Annual
Year                                Total
                                                   Ended Returns

1992                                  9.90%
1993                                15.89%
1994                                 -2.11%
1995                                23.95%
1996                                  9.59%
1997                                17.90%
1998                                10.85%

1999     -1.78%
2000     5.27%
2001     -5.96%

Oppenheimer
                                                    Value Fund

Prospectus dated February 28, 2002

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Value Fund is a mutual fund. It seeks long-term growth of capital by investing mainly in common stocks with low price-earnings ratios and better-than-anticipated earnings.

         This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

                                              (logo) OppenheimerFunds
The Right Way to Invest

Contents

                                                  About the Fund

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                                                About Your Account

                                                 How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink

                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Wire
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                                               Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks  long-term  growth of capital by investing  primarily in common stocks with low price-earnings ratios and  better-than-anticipated  earnings.  Realization of current income is a secondary consideration.

WHAT DOES THE FUND  MAINLY  INVEST IN?  The Fund may invest  mainly in common  stocks of  different  capitalization ranges, and currently emphasizes large capitalization stocks. The Fund also can buy other investments, including:
o        Preferred stocks, rights and warrants and convertible securities, and
o        Securities of U.S. and foreign  companies,  although there are limits on the Fund's investments in foreign securities.

HOW DOES THE PORTFOLIO  MANAGER  DECIDE WHAT  SECURITIES TO BUY OR SELL?  In selecting  securities  for purchase or sale by the Fund,  the Fund's  portfolio  manager  selects  securities  one at a time.  This is called a "bottom up approach." The portfolio  manager uses fundamental  analysis to select securities for the Fund that he believes are temporarily  out of favor with or whose  value is not fully  recognized  by the  market  (commonly  referred  to as
"value  stocks").  While this process and the  inter-relationship  of the factors used may change over time and its implementation  may vary in particular cases, the portfolio manager currently  considers the following factors when assessing a company's business prospects:

o        Future supply/demand conditions for its key products,
o        Product cycles,
o        Quality of management,
o        Competitive position in the market place,
o        Reinvestment plans for cash generated, and
o        Better-than-expected earnings reports.
         Not all factors are relevant for every individual security.
The portfolio manager may consider selling a stock for one or more of the following reasons:
o        The stock price reached its target,
o        The company's fundamentals appear to be deteriorating, or
o        Better stock selections are believed to have been identified.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term. Because the Fund currently focuses its investments in stocks, those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that can have substantial stock investments. Since the Fund's income level will fluctuate and will likely be small, it is not designed for investors needing an assured level of current income. Because of its focus on long-term total growth of capital, the Fund may be appropriate for a portion of a retirement plan investment. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in value from a number of factors described below. There is also the risk that poor security selection by the Fund's investment Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having similar objectives.

Risks of Investing in Stocks.  Stocks fluctuate in price,  and their  short-term  volatility at times may be great.
Because the Fund currently  focuses its investments in stocks,  the value of the Fund's  portfolio will be affected by changes in the stock markets.  Market risk will affect the Fund's per share prices,  which will fluctuate as the values of the Fund's portfolio securities change.

          A variety of factors can affect the price of a particular  stock and the prices of  individual  stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave  differently from each other. In particular,  because the Fund currently  emphasizes  investments in stocks of U.S. issuers,  it will be affected primarily by changes in U.S. stock markets.

         Additionally,  stocks of  issuers  in a  particular  industry  may be  affected  by  changes  in  economic conditions  that affect that industry more than others,  or by changes in government  regulations,  availability of basic  resources or  supplies,  or other  events.  At times,  the Fund may  increase  the relative  emphasis of its investments  in a  particular  industry.  To the extent that the Fund is  emphasizing  investments  in a particular industry, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer. The Fund emphasizes securities of large companies but it can also buy stocks of small- and medium-size companies, which may have more volatile stock prices than stocks of large companies.

Risks of Value Investing. Value investing seeks stocks having prices that are low in relation to their real worth or prospects in the hope that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that the market will not recognize that the securities are undervalued and they might not appreciate in value as the Manager anticipates.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.
The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events. There is no assurance that the Fund will achieve its investment objective.

         The Fund focuses its investments on stocks for long-term growth. In the short term, the stock markets can be volatile, and the prices of the Fund's shares will go up and down. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the
Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of a broad-based market index.  The after-tax returns shown for Class A shares are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns are shown for Class A shares only and the after-tax returns for the other classes of shares will vary.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if they were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 18.26%
(4Q'98) and the lowest return (not annualized) for a calendar quarter was  -16.69% (3Q'01).

------------------------------------------ -------------------------- -------------------------- --------------------------

Average  Annual  Total  Returns  for  the           1 Year                     5 Years                   10 Years
                                             (or life of class, if      (or life of class, if      (or life of class, if
periods ended December 31, 2001                      less)                      less)                      less)

------------------------------------------ -------------------------- -------------------------- --------------------------
------------------------------------------ -------------------------- -------------------------- --------------------------

Class A Shares (inception 9/16/85)
  Return Before Taxes
  Return After Taxes on Distributions               -2.94%                      4.15%                     10.29%
  Return  After  Taxes  on  Distributions           -2.97%                      2.34%                      7.72%
  and Sale of Fund Shares                           -1.79%                      2.92%                      7.56%

------------------------------------------ -------------------------- -------------------------- --------------------------

&amp:S &amp: P 500 Index
(reflects no deduction for fees,                    -11.88%                    10.70%                     12.93%1
expenses or taxes)

------------------------------------------ -------------------------- -------------------------- --------------------------

   Class B Shares (inception 10/02/95)              -2.80%                      4.29%                      7.67%

------------------------------------------ -------------------------- -------------------------- --------------------------

   Class C Shares (inception 5/01/96)                1.17%                      4.60%                      6.11%

------------------------------------------ -------------------------- -------------------------- --------------------------
------------------------------------------ -------------------------- -------------------------- --------------------------

   Class N Shares (inception 3/01/01)               -3.30%2                      N/A                        N/A

------------------------------------------ -------------------------- -------------------------- --------------------------
------------------------------------------ -------------------------- -------------------------- --------------------------

   Class Y Shares (inception 12/16/96)               3.46%                      5.70%                      6.23%

------------------------------------------ -------------------------- -------------------------- --------------------------

1 From 12/31/91.

-------------------------------------------------------------------------------------------------------------------

2 Total returns for Class N shares are cumulative and are not annualized.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5 years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period for Class C shares, and for the life-of-class period for Class N shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. The
Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the S &amp: P 500 Index, an unmanaged index of common stocks.  The index performance reflects the reinvestment of income but does not reflect transaction costs.  The Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31, 2001.

Shareholder Fees (charges paid directly from your investment):

-------------------------------------- --------------- ---------------- --------------- ---------------- ---------------
                                       Class A Shares  Class B Shares   Class C Shares  Class N Shares   Class Y Shares
-------------------------------------- --------------- ---------------- --------------- ---------------- ---------------
-------------------------------------- --------------- ---------------- --------------- ---------------- ---------------
Maximum Sales Charge (Load) on             5.75%            None             None            None             None
purchases
-------------------------------------
(as % of offering price)
-------------------------------------- --------------- ---------------- --------------- ---------------- ---------------
-------------------------------------- --------------- ---------------- --------------- ---------------- ---------------
Maximum Deferred Sales Charge (Load)       None1             5%2             1%3              1%4             None
(as % of the lower of the original
offering price or redemption
proceeds)
-------------------------------------- --------------- ---------------- --------------- ---------------- ---------------

5.       A contingent deferred sales charge may apply to redemptions of investments of $1 million or more
     ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.

6.       Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
7.       Applies to shares redeemed within 12 months of purchase.
8.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------
                                       Class A Shares    Class B Shares   Class C Shares    Class N Shares    Class Y Shares
-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------

Management Fees                            0.625%            0.625%           0.625%            0.625%            0.625%

-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------
Distribution  and/or Service  (12b-1)       0.24%            1.00%             1.00%            0.50%              None
Fees
-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------

Other Expenses                              0.39%            0.38%             0.38%            0.48%             0.57%

-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------
-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------

Total Annual Operating Expenses             1.26%            2.01%             2.01%            1.61%             1.20%

-------------------------------------- ---------------- ----------------- ---------------- ----------------- -----------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays. The "Other Expenses" in the table for Class Y shares, are based on, among other things, the fees that the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.25% per annum for Class Y shares. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total
Annual Operating Expenses" as percentages of average daily net assets were 0.20% and 0.83% for Class Y shares, respectively.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are redeemed:                   1 Year               3 Years             5 Years            10 Years1
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                                     $696                 $952              $1,227              $2,010

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                                     $704                 $930              $1,283              $1,967

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                                     $304                 $630              $1,083              $2,338

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                                     $264                 $508                $876              $1,911

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class Y Shares                                     $122                 $381                $660              $1,455

---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
If shares are not redeemed:               1 Year               3 Years             5 Years            10 Years1
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                                     $696                 $952              $1,227              $2,010

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                                     $204                 $630              $1,083              $1,967

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                                     $204                 $630              $1,083              $2,338

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class N Shares                                     $164                 $508                $876              $1,911

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class Y Shares                                     $122                 $381                $660              $1,455

---------------------------------- --------------------- -------------------- ------------------- -------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
1 Class B expenses for years 7 through 10 are based on Class A expenses, because Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among the different types of investments will vary over time based upon the evaluation of economic and market trends by the Manager. The
Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate
25% or more of its total assets in any one industry or the securities of any one foreign government.

         However, changes in the overall market prices of securities and any income they may pay can occur at any time. The price and yield of the Fund's shares will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock  Investments.  The Fund invests primarily in a diversified  portfolio of common stocks of issuers that may be of small,  medium or large  capitalization,  to seek capital  growth.  The Fund can invest in other equity securities,  including  preferred  stocks,  rights and warrants,  and securities  convertible  into common stock. The Fund can buy securities issued by domestic or foreign  companies.  However,  the Fund currently emphasizes investments in large capitalization stocks of U.S. issuers.

         Although many convertible securities are debt securities, the Manager considers some of them to be
         "equity equivalents" because of their conversion feature. In those cases, their rating has less impact on the investment decision than in the case of other debt securities. The Fund can buy convertible securities rated as low as "B" by Moody's Investor Services, Inc. or Standard &amp: Poor's Rating
         Service or having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager). Those ratings are below "investment grade" and the securities are subject to greater risk of default by the issuer than investment-grade securities. These investments are subject to the Fund's policy of not investing more than 10% of its net assets in debt securities.

Portfolio Turnover. The Fund may engage in short-term trading to seek its objective. The Fund's portfolio turnover rate will fluctuate from year to year, depending on market conditions. The difference between the portfolio turnover rates from fiscal year ended October 31, 2000 to fiscal year ended October 31,
         2001, was primarily related to a change in the Fund's portfolio manager, who restructured the Fund's portfolio consistent with his selection strategy.

         Portfolio turnover increases the Fund's brokerage costs, which reduces its performance. Additionally, if the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

Can the Fund's Investment Objective and Policies Change?  The Fund's Board of Directors can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is not a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.
Cash and Cash Equivalents. Under normal market conditions the Fund can invest up to 15% of its net assets in cash and cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. This strategy would be used primarily for cash management or liquidity purposes. To the extent that the Fund uses this strategy, it might reduce its opportunities to seek its objective of long-term growth of capital.

Debt  Securities.  Under normal  market  conditions,  the Fund can invest in debt  securities,  such as  securities issued or guaranteed  by the U.S.  government or its agencies and  instrumentalities,  foreign  government securities,  and foreign and domestic  corporate  bonds and  debentures.  Normally these  investments  are limited to not more than 10% of the Fund's net assets, including convertible debt securities.

         The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's debt investments may be
         "investment grade" (that is, rated in the four highest rating categories of a nationally recognized rating organization) or may be lower-grade securities (sometimes called "junk bonds") rated as low as
         "B," as described above.

o        Credit Risk.  Debt securities are subject to credit risk.  Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. While the Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities are subject to risks of default. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.

o        Interest Rate Risk. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.
         The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

Foreign  Securities.  The Fund can buy  securities  of  companies  or  governments  in any  country,  developed  or underdeveloped.  As a  fundamental  policy,  the Fund cannot  invest more than 10% of its total  assets in foreign  securities.  As an  exception  to that  restriction  the Fund can  invest  up to 25% of its total assets in foreign equity or debt securities that are:
o        issued,   assumed  or   guaranteed   by  foreign   governments   or  their   political   subdivisions   or
         instrumentalities,
o        assumed or guaranteed by domestic issuers (including Eurodollar securities), or
o        issued,  assumed or  guaranteed by foreign  issuers that have a class of securities  listed for trading on
         The New York Stock Exchange.

         While foreign securities offer special investment opportunities, there are also special risks, such as foreign taxation, risks of delays in settlements of securities transactions, and the effects of a change in value of a foreign currency against the U.S. dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Derivative Investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, mortgage-related securities and "stripped" securities are examples of derivatives the Fund can use.
         Currently the Fund does not use derivative investments to a significant degree.

o        There Are Special Risks In Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline or the Fund could get less income than expected. Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives. Some derivative investments held by the Fund may be illiquid.
         The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investment and/or increase the volatility of its share prices.

o        Hedging. The Fund can write covered calls on securities, futures and stock indices, and can buy and sell certain kinds of futures contracts and forward contracts. The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments. When market or economic conditions are unstable or adverse, the Fund can invest up to 100% of its assets in defensive securities.  Generally, they would be short-term U.S.
         government securities, high-grade commercial paper, bank obligations or repurchase agreements. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Directors, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an  investment  adviser  since January  1960.  The Manager and its  subsidiaries  and affiliates  managed more than $120 billion in assets as of December 31, 2001  including  other  Oppenheimer  funds, with more than 5 million  shareholder  accounts.  The Manager is located at 498 Seventh Avenue,  New York, New York
10018.

Portfolio Manager. The Fund is managed by Christopher Leavy. Mr. Leavy is a Senior Vice President of the
         Manager, Vice President of the Fund and serves as an officer and portfolio manager of other
         Oppenheimer funds.

         Prior to joining the Manager in September 2000, he was a portfolio manager of Morgan Stanley Dean Witter
         Investment Management (from 1997) prior to which he was a portfolio manager and equity analyst of
         Crestar Asset Management (from 1995).

Advisory Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.625% of the first $300 million of average annual net assets of the Fund, 0.500% of the next $100 million, and 0.450% of average annual net assets in excess of $400 million.  The Fund's management fee for the fiscal year ended October 31, 2001, was
         0.625% of average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.
         If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.
     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund (and up to four other
         Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the
         Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

         With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.
         Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25.
         The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
              Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can
              ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day"). The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Directors has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the
         Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Directors has authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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-------------------------------------------------------------------------------------------------------------------

Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C
         Shares?" below.

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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-------------------------------------------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

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Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.
-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than
         Class B and Class C shares.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
         Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

                  Investing for the Longer Term. If you are investing less than $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need access to your money for seven years or more,  Class B shares may be appropriate.

Are There  Differences in Account  Features That Matter to You? Some account features may not be available to Class
         B, Class C and Class N  shareholders.  Other  features may not be advisable  (because of the effect of the contingent  deferred sales charge) for Class B, Class C and Class N  shareholders.  Therefore,  you should carefully  review how you plan to use your  investment  account  before  deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional
         Information. Share certificates are only available on Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but                           5.50%                    5.82%                     4.75%
  less than $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.75%                    4.99%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.75%                    3.90%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%                    2.56%                     2.00%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%                    2.04%                     1.60%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges"
         in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
         ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of
         Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to
         1.0% of the lesser of:

o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
         Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.
         The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

                                                            --------------------------------------------------------

Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
                                                            That Year
was Accepted                                                (As % of Amount Subject to Charge)

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
6 and following                                             None
----------------------------------------------------------- --------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B
         Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered only through retirement plans (including IRAs and
403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.
         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or

o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. For example, Massachusetts
Mutual Life Insurance Company ("MassMutual"), an affiliate of the Manager, may purchase Class Y shares of the
Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers.
Individual investors cannot buy Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and
         Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25%
         on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase
         Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. See the Statement of
         Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
         Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the
                                          ------------------------
account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.525.7048, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each wire. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative, call 1.800.852.8457
     o   To redeem shares automatically on PhoneLink, call 1.800.533.3310
         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:
     the amount of your  account  value  represented  by an increase  in net asset value over the initial  purchase price,
     shares purchased by the reinvestment of dividends or capital gains distributions, or shares  redeemed  in the  special  circumstances  described  in  Appendix  C to the  Statement  of  Additional
         Information
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information
for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange Requests.  Telephone  exchange requests may be made either by calling a service  representative at  1.800.852.8457,  or by using PhoneLink for automated  exchanges by calling  1.800.533.3310.  Telephone exchanges  may be made only  between  accounts  that are  registered  with the same  name(s) and  address.
         Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
     The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.

     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Directors at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
         Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer
         Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account has fewer than 100 shares. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.525.7048. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Directors.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class
B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend."  If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 Class A        Year Ended October 31,              2001         2000            1999            1998            1997
=========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $17.06       $20.69          $20.91          $23.31          $19.65
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .03          .16             .17             .16             .23(1)
 Net realized and unrealized gain (loss)            (.98)        (.65)            .64             .32            4.91(1)
                                                  -----------------------------------------------------------------------
 Total income (loss) from
 investment operations                              (.95)        (.49)            .81             .48            5.14
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.18)        (.16)           (.17)           (.12)           (.07)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.18)       (3.14)          (1.03)          (2.88)          (1.48)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.93       $17.06          $20.69          $20.91          $23.31
                                                  =======================================================================

=========================================================================================================================
 Total Return, at Net Asset Value(2)               (5.60)%      (2.60)%          3.60%           2.24%          27.60%

=========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $166,285     $181,566        $392,483        $456,264        $371,810
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $181,631     $234,840        $448,884        $442,138        $234,314
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                              0.19%        0.66%           0.68%           0.84%           1.05%
 Expenses                                           1.26%        1.17%           1.02%           0.98%(4)        1.07%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 1. Per share amounts calculated based on the average shares outstanding during the period.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 | OPPENHEIMER VALUE FUND

 Class B        Year Ended October 31,              2001         2000            1999            1998            1997
========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $16.99       $20.58          $20.83          $23.32          $19.77
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.11)        (.05)           (.03)            .02             .09(1)
 Net realized and unrealized gain (loss)            (.97)        (.56)            .66             .30            4.91(1)
                                                  ----------------------------------------------------------------------
 Total income (loss) from
 investment operations                             (1.08)        (.61)            .63             .32            5.00
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.02)          --            (.02)           (.05)           (.04)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.02)       (2.98)           (.88)          (2.81)          (1.45)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.89       $16.99          $20.58          $20.83          $23.32
                                                  ======================================================================

========================================================================================================================
 Total Return, at Net Asset Value(2)               (6.34)%      (3.28)%          2.79%           1.47%          26.61%

========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $57,584      $64,287        $102,736        $123,260         $83,291
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $65,115      $79,239        $123,616        $110,240         $30,019
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      (0.57)%      (0.14)%         (0.08)%          0.08%           0.22%
 Expenses                                           2.01%        1.93%           1.77%           1.73%(4)        1.84%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 1. Per share amounts calculated based on the average shares outstanding during the period.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C        Year Ended October 31,              2001         2000            1999            1998            1997
========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $16.77       $20.35          $20.60          $23.07          $19.57
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.08)        (.04)           (.02)            .01             .10(1)
 Net realized and unrealized gain (loss)            (.99)        (.56)            .65             .31            4.85(1)
                                                  ----------------------------------------------------------------------
 Total income (loss) from
 investment operations                             (1.07)        (.60)            .63             .32            4.95
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.03)          --            (.02)           (.03)           (.04)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.03)       (2.98)           (.88)          (2.79)          (1.45)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.67       $16.77          $20.35          $20.60          $23.07
                                                  ======================================================================

========================================================================================================================
 Total Return, at Net Asset Value(2)               (6.38)%      (3.27)%          2.82%           1.47%          26.64%

========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $10,494      $ 9,849         $14,582         $18,204         $10,243
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $11,088      $11,975         $17,746         $15,355         $ 4,477
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      (0.56)%      (0.14)%         (0.07)%          0.06%           0.17%
 Expenses                                           2.01%        1.93%           1.77%           1.73%(4)        1.86%(4)
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 1. Per share amounts calculated based on the average shares outstanding during the period.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.
 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 | OPPENHEIMER VALUE FUND

                                                            Period Ended
 Class N                                              October 31, 2001(1)
==========================================================================
 Per Share Operating Data

 Net asset value, beginning of period                            $ 18.08
--------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                (.02)
 Net realized and unrealized income (loss)                         (2.16)
                                                                 ---------
 Total income (loss) from
 investment operations                                             (2.18)
--------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 --
 Distributions from net realized gain                                 --
                                                                 ---------
 Total dividends and/or distributions
 to shareholders                                                      --
--------------------------------------------------------------------------
 Net asset value, end of period                                   $15.90
                                                                  ========

==========================================================================
 Total Return at Net Asset Value(2)                               (12.06)%

==========================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                            $12
--------------------------------------------------------------------------
 Average net assets (in thousands)                                   $ 5
--------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                               (0.45)%
 Expenses                                                           1.61%
--------------------------------------------------------------------------
 Portfolio turnover rate                                             336%

 1. For the period from March 1, 2001 (inception of offering) to October 31,
 2001.
 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 3. Annualized for periods of less than one full year.

 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

 Class Y        Year Ended October 31,              2001         2000            1999            1998          1997(1)
========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $17.07       $20.72          $20.97          $23.34          $20.31
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .10(2)       .17(2)          .22             .22             .31(2)
 Net realized and unrealized gain (loss)            (.97)(2)     (.63)(2)         .64             .34            4.20(2)
                                                  ----------------------------------------------------------------------
 Total income (loss) from
 investment operations                              (.87)        (.46)            .86             .56            4.51
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --         (.21)           (.25)           (.17)           (.07)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      --        (3.19)          (1.11)          (2.93)          (1.48)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $16.20       $17.07          $20.72          $20.97          $23.34
                                                  ======================================================================

========================================================================================================================
 Total Return, at Net Asset Value(3)               (5.10)%      (2.42)%          3.81%           2.63%          23.62%

========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $638      $     1         $76,571        $136,729         $90,994
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $155      $48,714         $95,765        $118,010         $51,775
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                              0.62%        1.06%           0.90%           1.19%           1.21%
 Expenses                                           1.20%        0.97%           0.76%           0.62%(5)        0.78%(5)
 Expenses, net of voluntary waiver of
 transfer agent fees                                0.83%         N/A             N/A             N/A             N/A
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 1. For the period from December 16, 1996 (inception of offering) to October 31,
 1997.
 2. Per share amounts calculated based on the average shares outstanding during the period.
 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
 Total returns are not annualized for periods of less than one full year.
 4. Annualized for periods of less than one full year.
 5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 | OPPENHEIMER VALUE FUND

INFORMATION AND SERVICES
For More Information on Oppenheimer Value Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

 ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information. You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.525.7048
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ------------------------------------------------------------------
------------------------------------------- ------------------------------------------------------------------

On the Internet:                            You can send us a request by e-mail or read or down-load
                                            documents on the OppenheimerFunds website:
                                            WWW.OPPENHEIMERFUNDS.COM
                                            ------------------------

------------------------------------------- ------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a
                                                -----------
duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                                              The Fund's shares are distributed by:
The Fund's SEC File No. 811-3346

PR0375.001.0202 Printed on recycled paper.                    [logo] OppenheimerFunds Distributor, Inc.

                                             Appendix to Prospectus of
                                              Oppenheimer Value Fund

         Graphic material included in the Prospectus of Oppenheimer Value Fund (the "Fund") under the heading
"Annual Total Returns (Class A)(as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without reflecting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                            Annual
Year                                Total
                                                   Ended Returns

1992                                11.99%
1993                                20.91%
1994                                -0.65%
1995                                36.40%
1996                                18.38%
1997                                24.00%
1998                                8.54%

1999     -4.71%
2000     -1.54%
2001     2.98%

Oppenheimer Disciplined Allocation Fund

6803 S. Tucson Way, Englewood, CO 80112
1.800.525.7048

Statement of Additional Information dated February 28, 2002

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information in the  Prospectus  dated February 28, 2002. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading   it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

                                                        89
-------------------------------------------------------------------------------------------------------------------
A B O U T T H E F U N D
-------------------------------------------------------------------------------------------------------------------

                        Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manger may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         In selecting equity investments for the Fund's portfolio, the portfolio managers currently use both
"value" and "growth" investing styles.

o             |X| Value  Investing.  In  selecting  equity  investments  for the Fund's  portfolio,  the  portfolio managers  currently use a value  investing  style coupled with  fundamental  analysis of issuers.  In using a value approach, the managers look for stocks and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

         Using value investing requires research as to the issuer's underlying financial condition and prospects.
Some of the measures used to identify these securities include, among others:
o        Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
o        Price/book value ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
o        Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.
o        Valuation of Assets which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

|X|      Growth Investing. In using a growth approach, the Funds' portfolio managers look for high-growth companies. Currently, the portfolio managers, look for:
o        Companies that have exceptional revenue growth
o        Companies with above-average earnings growth
o        Companies that can sustain exceptional revenue and earnings growth
o        Companies that are well established as leaders in high growth markets

         |X|  Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

         |X|  Investments in Stocks and Other Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the
Manager's use of its investment strategies and its judgment of where the best market opportunities are to seek the Fund's objective.

         At times, the market may favor or disfavor securities of issuers of a particular capitalization range.
Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         At times, the Fund may increase the emphasis of its investments in a particular industry. Therefore, it may be subject to the risks that economic, political or other events can have a negative effect on the values of issuers in that particular industry (this is referred to as "industry risk"). Stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or changes in government regulations, availability of basic resources or supplies, or other events. To the extent that the
Fund is emphasizing investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

o        Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That limit does not apply to warrants and rights that the Fund has acquired as part of units of securities or that are attached to other securities. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

o        Convertible Securities. While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible debt fixed-income securities. Convertible securities are subject to the credit risks and interest rate risks described above.

         The value of a convertible security is a function of its "investment value" and its "conversion value."
If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

         To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

o        Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities.
Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative"
dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

         |X|  Investments in Bonds and Other Debt Securities. The Fund can invest in a variety of bonds, debentures and other debt securities to seek its objective. It will invest at least 25% of its assets in fixed-income senior securities and could have a larger portion of its assets in debt investments.

         The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service,
Inc., ("Moody's") or at least "BBB" by Standard &amp: Poor's Rating Services ("S&amp:P") or Fitch, Inc.,
&amp:("Fitch") or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities that the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         |X|  Special Risks of Lower-Grade Securities. It is not anticipated that the Fund will normally invest a substantial portion of its assets in lower-grade debt securities. Because lower-grade securities tend to offer higher yields than investment-grade securities, the Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities might be a reason they are selected for the Fund's portfolio). High-yield convertible debt securities might be selected as "equity substitutes," as described above.

         "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by &amp:&amp:S&amp:P or Fitch, or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "B" at the time the Fund buys them.

         Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.
An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

         However, the Fund's limitations on buying these investments may reduce the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         While securities rated "Baa" by Moody's or "BBB" by &amp:&amp:S&amp:P or Fitch are
investment grade and are not regarded as junk bonds, those securities may be subject to greater risks than other investment-grade securities, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, &amp:S&amp:P and Fitch&amp: are included in Appendix A to this Statement of
Additional Information.

o        Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

         Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

|X|      Mortgage-Related Securities. Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or instrumentalities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S.
government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus. Mortgage-related securities issued by private issuers have greater credit risk.

         As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages, and it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. As a result, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

         Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in response to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the
Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

         As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

o        Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(1)      pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,
(2)      unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the
                             Department of Veterans' Affairs,
(3)      unsecuritized conventional mortgages,
(4)      other mortgage-related securities, or
(5)      any combination of these.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate. Inverse floating rate CMOs have a coupon rate that moves in the opposite direction of an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         |X|  U.S. Government Securities. These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.
The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

                  U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of 1 to 10 years), and Treasury bonds (maturities of more than 10 years).
Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped"
by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury
Inflation-Protection Securities ("TIPS").

o        Treasury Inflation-Protection Securities. The Fund can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer
Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o        Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
Association ("GNMA") pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

|X|      U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

o        GNMA Certificates. The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development. GNMA's
principal programs involve its guarantees of privately-issued securities backed by pools of mortgages. Ginnie
Maes are debt securities representing an interest in one mortgage or a pool of mortgages that are insured by the
Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration.

         The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers. Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest
(net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by
GNMA. In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments. If the issuers fail to make those payments, GNMA will do so.

         Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties
"constitute general obligations of the United States backed by its full faith and credit." GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

         Monthly payments of principal will be made, and additional prepayments of principal may be made, to the
Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors. While the mortgages on one-to-four-family dwellings underlying certain
Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o        Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a corporate instrumentality of the
United States, issues FHLMC Certificates representing interests in mortgage loans. FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)      interest payments less servicing and guarantee fees,
(ii)     principal prepayments, and
(iii)    the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

              The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

o        Federal National Mortgage Association (Fannie Mae) Certificates. Fannie Mae, a federally-chartered and privately-owned corporation, issues Fannie Mae Certificates which are backed by a pool of mortgage loans. Fannie
Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received. The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

|X|      Zero-Coupon U.S. Government Securities. The Fund may buy zero-coupon U.S. government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. The discount typically decreases as the maturity date approaches.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X|  Commercial (Privately-Issued) Mortgage Related Securities. The Fund can invest in commercial mortgage related securities issued by private entities. Generally these are multi-class debt or pass through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. These securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. They do so by having holders of subordinated classes take the first loss if there are defaults on the underlying loans. They may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

         |X|  Asset-Backed Securities. Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.
         The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

         |X|  Municipal Securities. The Fund can buy municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations. These debt obligations are issued by the governments of states, as well as their political subdivisions (such as cities, towns and counties), or by the District of Columbia and their agencies and authorities. The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities. The Fund would invest in municipal securities because of the income and portfolio diversification they offer rather than for the tax-exempt nature of the income they pay.

         The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. In selecting municipal securities the Fund would normally focus on longer-term securities, to seek higher income. In general, the values of longer-term bonds are more affected by changes in interest rates than are short-term bonds.

                                      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

         The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum tax.

o        Municipal Lease Obligations. Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities. The Fund may invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.

         |X|  Money Market Instruments and Short-Term Debt Obligations. The Fund can invest in a variety of high quality money market instruments and short-term debt obligations, both under normal market conditions and for defensive purposes. The following is a brief description of the types of money market securities and short-term debt obligations the Fund can invest in. Those money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The Fund's investments in foreign money market instruments and short-term debt obligations are subject to its limits on investing in foreign securities and the risks of foreign investing, described above.

o        U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

o        Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be :
o        obligations issued or guaranteed by a domestic or foreign bank (including a foreign branch of a domestic bank) having total assets of at least U.S. $1 billion,
o        banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a
                           U.S. commercial bank with total assets of at least U.S. $1 billion.

         The Fund can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in seven days or less. "Banks" include commercial banks, savings banks and savings and loan associations.

o        Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of &amp:S&amp:P and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by &amp:S&amp:P or "Aa" by Moody's.

         The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of
U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o        Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the
Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.
Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

         |X|  Foreign Securities. The Fund can purchase up to 25% of its total assets in certain equity and debt securities issued or guaranteed by foreign companies or debt securities of foreign governments or their agencies.
"Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments and their agencies and instrumentalities. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. As stated in the Prospectus, the Fund does not concentrate 25% or more of its total assets in the securities of any one foreign government.

         Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities"
for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the
Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the
U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o        Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
                      fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        foreign exchange contracts;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        foreign withholding taxes on interest and dividends;
o        possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o        Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objective.

o        Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian
Development bank and the Inter-American Development Bank. As stated in the Prospectus, the Fund will not concentrate 25% or more of its total assets in any one foreign government.

         The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

         |X|  Floating Rate and Variable Rate Obligations. Some securities the Fund can purchase have variable or floating interest rates. Variable rates are adjusted at stated periodic intervals. Variable rate obligations can have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

         The interest rate on a floating rate demand note is adjusted automatically according to a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard.
The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

         |X|  "Stripped" Mortgage-Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

         |X|  Participation Interests. The Fund may invest in participation interests, subject to the Fund's limitation on investments in illiquid investments. A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyer's participation interest bears to the total principal amount of the loan. No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

         Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|      Forward Rolls. The Fund can enter into "forward roll" transactions with respect to mortgage-related securities. These are limited to 10% of the Fund's total assets. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

         The Fund will only enter into "covered" rolls. To assure its future payment of the purchase price, the
Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

         These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

|X|      "When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase securities on a "when-issued"
basis, and may purchase or sell securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery"
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

         The Fund may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.
Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The
Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X|  Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act of 1940 (the "Investment
Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         |X|  Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's
Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         As a fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than two days.
Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The Fund currently applies that limitation to 10% of its net assets, as a non-fundamental policy. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X|  Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. As a fundamental policy, these loans are limited to not more than 33 1/3% of the value of the
Fund's total assets. The Fund presently does not intend to engage in loans of securities but may do so in the future.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         |X|  Derivatives. The Fund may invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional Information.

         Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the Manager expected.

         Other derivative investments the Fund may invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund may use. Typically these are short-term or intermediate-term debt securities.
Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

o        "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed derivative debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the
Fund) and the borrower issuing the note.

         The principal and/or interest payments depend on the performance of one or more other securities or indices, and the values of these notes will therefore fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks and therefore the Fund could receive more or less than it originally invested when the notes mature, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. There values may be very volatile and they may have a limited trading market, making it difficult for the Fund to sell its investment at an acceptable price.

o        "Inverse Floaters." Certain types of variable rate bonds known as "inverse floaters" pay interest at rates that vary as the yields generally available on short-term tax-exempt bonds change. However, the yields on inverse floaters move in the opposite direction of yields on short-term bonds in response to market changes. As interest rates rise, inverse floaters produce less current income, and their market value can become volatile.
Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the
"cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund will not invest more than 5% of its total assets in inverse floaters.

         |X|  Hedging. The Fund can use hedging instruments. It is not obligated to use them in seeking its objective although it can write covered calls to seek high current income if the Manager believes that it is appropriate to do so. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o        sell futures contracts, or
o        write covered calls on securities or futures. Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could buy futures.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the
Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o        Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3)
other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies
(these are referred to as "forward contracts"), or (5) securities.

         A broadly-based stock index is used as the basis for trading stock index futures. An index may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed)
to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes.
All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o        Writing Covered Call Options. Under its fundamental policies, the Fund is permitted to write (that is, sell) covered calls on securities, indices, futures and forward contracts. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 20% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

         The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         The Fund may realize a profit if a call it has written expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  Because of the Fund's fundamental policies prohibiting the purchase of call options, the Fund cannot effect closing purchase transactions to terminate calls it has written.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on its books an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o        Selling Call Options on Foreign Currencies. The Fund can sell calls on foreign currencies. They include calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S.
dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

o        Risks of Hedging with Options and Futures. The Fund could pay a brokerage commission each time it sells a call, or sells an underlying investment in connection with the exercise of a call. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.
Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the
Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by selling futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o        Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.
The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency.
When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the
Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge." Normally, the Fund will not use cross-hedging.

         The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o        Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The
Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify on its books liquid assets (such as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the
Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o        Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the
Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

o        Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the
Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the
Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

Investment Restrictions

         |X|  What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o        67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         Policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

         |X|  Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o        The Fund cannot issue senior securities. However, it can make payments or deposits of margin in connection with options or futures transactions, lend its portfolio securities, enter into repurchase agreements, borrow money and pledge its assets as permitted by its other fundamental policies. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the
Fund's assets are not deemed to be senior securities.

o        The Fund cannot invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than securities of the U.S. government or its agencies) of any one issuer or invest more than 15% of its total assets in the obligations of any one bank. This restriction applies to repurchase agreements with any one bank or dealer. Additionally, the Fund cannot purchase more than either 10% of the principal amount of the outstanding debt securities of an issuer, or 10% of the outstanding voting securities of an issuer. This restriction shall not apply to securities issued or guaranteed by the U.S. government or its agencies, bank money market instruments or bank repurchase agreements.

o        The Fund cannot invest more than 25% of the value of its total assets in the securities of issuers in any single industry. However, this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (for example, gas, gas transmission, electric or telephone) shall be considered to be a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment. The Fund has undertaken as a matter of non-fundamental policy to apply this restriction to 25% or more of its total assets.

o        The Fund cannot, by itself or together with any other fund, portfolio or portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

o        The Fund cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. It can also purchase in the open market securities of closed-end investment companies if no underwriter or dealer's commission or profit, other than the customary broker's commission is involved and only if immediately thereafter not more than 10% of the Fund's total assets, taken at market value, would be invested in such securities.

o        The Fund cannot purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate. However, the Fund can purchase securities of issuers that invest or deal an any of the above interests and can invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange.

o        The Fund cannot purchase any securities on margin or make short sales of securities or maintain a short position. However, the Fund can obtain such short- term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered to be the purchase of a security on margin.

o        The Fund cannot make loans. However, the Fund may lend portfolio securities in accordance with the
Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value. The Fund can also enter into repurchase agreements, and purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

o        The Fund cannot borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing. It can borrow only from banks as a temporary measure for extraordinary or emergency purposes.
It cannot make investments in portfolio securities while such outstanding borrowings exceed 5% of its total assets.

o        The Fund cannot allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed 1/3 of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

o        The Fund cannot mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings as mentioned in its restriction on borrowing, above. In that case such mortgaging, pledging or hypothecating may not exceed 10%
of the Fund's total assets, taken at market value at the time of the borrowing. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the Fund's custodian bank and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a
"when-issued" basis are not deemed to be pledges.

o        The Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 in reselling its portfolio securities.

o        The Fund cannot write, purchase or sell puts, calls or combinations thereof, except that it can write covered call options.

o        The Fund cannot invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities.
However, up to 25% of the total assets of the Fund may be invested in the aggregate in such securities that are
(i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof,
(ii) assumed or guaranteed by domestic issuers (including Eurodollar securities), or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange.

o        The Fund cannot invest more than 10% in the aggregate of the value of its total assets in repurchase agreements maturing in more than seven days, time deposits maturing in more than two days, portfolio securities that do not have readily available market quotations and all other illiquid assets.

         For purposes of the fundamental investment restrictions, the term "borrow" does not include mortgage dollar rolls, reverse repurchase agreements or lending portfolio securities. The terms "illiquid securities" and
"portfolio securities that do not have readily available market quotations" include restricted securities.
However, reverse repurchase agreements are treated as borrowings, master demand notes may be deemed to be illiquid securities and mortgage dollar rolls are sales transactions and not financings.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is one of two investment portfolios, or "series," of Oppenheimer Series Fund,
Inc. That corporation is an open-end, management investment company organized as a Maryland corporation in 1981, and was called Connecticut Mutual Investment Accounts, Inc. until March 18, 1996, when the Manager became the
Fund's investment advisor. The Fund is a diversified mutual fund, and until March 18, 1996 was called Connecticut
Mutual Total Return Account.

         |X|  Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares. The Directors may reclassify unissued shares of the Fund into additional series or classes of shares.  The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has four classes of shares: Class A, Class B, Class C and Class N. All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         |X|  Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

         The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

         Shareholders of the Fund and of its parent corporation's other series vote together in the aggregate on certain matters at shareholders' meetings. Those matters include the election of Directors and ratification of appointment of the independent auditors. Shareholders of a particular series or class vote separately on proposals that affect that series or class. Shareholders of a series or class that is not affected by a proposal are not entitled to vote on the proposal. For example, only shareholders of a particular series vote on any material amendment to the investment advisory agreement for that series. Only shareholders of a particular class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class.

Board of Directors

         The Fund's parent corporation is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

         The Board of Directors has an Audit  Committee,  a Study Committee and a Proxy  Committee.  The members of the Audit Committee are Kenneth Randall  (Chairman),  Benjamin  Lipstein and Edward Regan. The Audit Committee held four meetings  during the Fund's fiscal year ended October 31, 2001.  The Audit  Committee  provides the Board with recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and  results  of audits and the audit fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning the Fund's internal  accounting  procedures,  and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The  members  of the Study  Committee  are  Benjamin  Lipstein  (Chairman),  Robert  Galli  and  Elizabeth
Moynihan.  The Study  Committee  held seven  meetings  during the Fund's  fiscal year ended  October 31, 2001.  The
Study  Committee  evaluates  and  reports  to the  Board on the  Fund's  contractual  arrangements,  including  the
Investment  Advisory and  Distribution  Agreements,  transfer and  shareholder  service  agreements  and  custodian agreements as well as the policies and  procedures  adopted by the Fund to comply with the  Investment  Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy  Committee are Edward Regan  (Chairman),  Russell  Reynolds and Clayton  Yeutter.
The Proxy  Committee held one meeting during the fiscal year ended October 31, 2001. The Proxy  Committee  provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Directors and Officers of the Fund.  The Fund's  Directors and officers and their  positions held with the Fund and length of service in such  position(s) and their principal  occupations and business  affiliations  during the past five years are listed below.  Each of the Directors  except Mr. Murphy is an  independent  director,  as defined in the Investment  Company Act. Mr. Murphy is an "interested  director,"  because he is affiliated with the Manager by virtue of his  positions as an officer and director of the Manager,  and as a  shareholder  of its parent  company.
Mr.  Murphy was elected as a Director of the Fund with the  understanding  that in the event his  affiliation  with the Manager is  terminated,  he will resign as a director of the Fund and the other Board I Funds for which he is a trustee or director.  All  information  is as of December 31, 2001.  All of the Directors are Trustees or Directors
of the following Oppenheimer funds1 (referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
&amp:&amp:Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth &amp: Income Fund           Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold &amp: Special Minerals Fund          Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

         Messrs. Spiro, Murphy, Bartlett, Kowalik, Leavy, Bishop, Farrar, Molleur, Wixted and Zack and Mses. Feld
and Ives respectively hold the same offices with the other Board I Funds as with the Fund.  As of February 1,
2002, the Directors and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each Independent Director, and his Leon Levy,
Chairman of the Board of Directors, Age 75
280 Park Avenue, New York, New York 10017
General Partner of Odyssey Partners, L.P. (investment partnership) (since 1982) and Chairman of Avatar Holdings,
Inc. (real estate development).
Donald W. Spiro, Vice Chairman and Director, Age 75
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Formerly he held the following positions: Chairman Emeritus (August 1991 - August 1999), Chairman (November 1987
- January 1991) and a director (January 1969 - August 1999) of the Manager; President and Director of
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January
1992).

Bridget A. Macaskill,* President and Director, Age 52
Two World Trade Center, 34th Floor, New York, New York 10048-0203
Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994)
of the Manager; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition
Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000)
of OFI Private Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of
Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989)
of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director
(since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the
Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management Corporation (since
July 1991) and of Oppenheimer Real Asset Management, Inc. (since July 1996), investment adviser subsidiaries of the Manager; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company);
President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Robert G. Galli, Director, Age 67
19750 Beach Road, Jupiter Island, Florida 33469
A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman
(October 1995 - December 1997) and Executive Vice President (December 1977 - October 1995) of the Manager;
Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation.

Phillip A. Griffiths, Director, Age 62
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National
Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust
Corporation, Provost and Professor of Mathematics at Duke University, a director of Research Triangle Institute,
Raleigh, N.C., and a Professor of Mathematics at Harvard University.

Benjamin Lipstein, Director, Age 77
591 Breezy Hill Road, Hillsdale, New York 12529
Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University.

Elizabeth B. Moynihan, Director, Age 71
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
  Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive
         Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council,
         Preservation League of New York State.

Kenneth A. Randall, Director, Age 73
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil &amp: gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and
Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers
Mutual Insurance Company.

Edward V. Regan, Director, Age 70
40 Park Avenue, New York, New York 10016
Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics
Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial
Accounting Foundation (FASB and GASB); President, Baruch College of the City University of New York; formerly New
York State Comptroller and trustee, New York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Director, Age 69
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House
(non-profit educational organization), and a trustee of the Greenwich Historical Society.

Clayton K. Yeutter, Director, Age 70
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of Counsel, Hogan &amp: Hartson (a Washington, D.C. law firm). Other directorships: Caterpillar, Inc, Zurich
Financial Services; ConAgra, Inc.; FMC Corporation; Texas Instruments Incorporated; and Weyerhaeuser Co. Formerly
a director of Farmers Group, Inc.

Bruce Bartlett, Vice President and Portfolio Manager, Age: 51
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since January 1999) of the Manager; an officer and portfolio manager of other Oppenheimer funds, prior to joining the Manager in April, 1995, he was a Vice President and Senior Portfolio Manager at First
of America Investment Corp. (September 1986 - April 1995).

John S. Kowalik, Vice President and Portfolio Manager, Age: 43
Two World Trade Center, New York, New York 10048-0203
Senior Vice President of the Manager (since July 1998) and of HarbourView Asset Management Corporation (since
April 2000); an officer and portfolio manager of other Oppenheimer funds; formerly Managing Director and Senior
Portfolio Manager at Prudential Global Advisors (June 1989 - June 1998).
Christopher Leavy, Vice President and Portfolio Manager, Age: 29
Senior Vice President  (since  September  2000) of the Manager;  prior to joining the Manager in September 2000, he was a portfolio  manager of Morgan Stanley Dean Witter  Investment  Management  (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset Management (from 1995).

Andrew J. Donohue, Secretary, Age 50
Executive Vice President (since January 1993), General Counsel (since October 1991) and a director (since
September 1995) of the Manager; Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice President, General Counsel and a director (since
September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial
Services, Inc. and Oppenheimer Partnership Holdings, Inc., and of OFI Private Investments, Inc. (since March
2000), and of Oppenheimer Trust Company (since May 2000); President and a director of Centennial Asset Management
Corporation (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); General
Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corporation; Vice President
and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds
plc; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program sponsored by the Manager and of Trinity Investment Management Corporation (since March 2000); an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 41
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of
HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management
Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., and of OFI Private
Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds
plc (since May 2000); Treasurer (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March
1999) of Oppenheimer Acquisition Corporation and of Centennial Asset Management Corporation; an officer of other
Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services
Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment
Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52
Two World Trade Center, New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate General Counsel (since May 1981) of the Manager, Assistant
Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November
1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds;
formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer
Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice
President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager.
----------------------------------------------------------------------------------------------------------------------

family members, do not own securities
of either the Manager or Distributor
of the Board I Funds or any person
directly or indirectly controlling,
controlled by or under common control
with the Manager or Distributor.

         Mr. Reynolds has reported
that he has a controlling interest in
The Directorship Search Group, Inc., a
director recruiting firm that provided
consulting services to Massachusetts
Life Insurance Company (which controls
the Manager and the Distributor)
aggregating $100,000 for the calendar
year ended December 31, 2001, an
amount representing less than 5% of
the firm's annual revenues.  The
Independent Directors have unanimously
(except for Mr. Reynolds' abstention)
determined that the consulting
arrangements between The Directorship
Group, Inc. and Massachusetts Mutual
Life Insurance Company were not
material business or professional
relationships that would compromise      Principal
Mr. Reynolds' status as an Independent   Occupation(s) During
Director.                                Past 5 Years / Other
                                         Directorships Held by
Independent Directors                    Director / Number of
                                         Portfolios in Fund                                  Aggregate Dollar Range
Name, Address,2 Age, Position(s) Held    Complex Overseen by       Dollar Range of Shares    of Shares Owned in any
with Fund and Length of Time Served3     Director                    Owned in the Fund        of the Board I Funds

----------------------------------------------------------------------------------------------------------------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Leon Levy, Chairman of    General Partner of Odyssey Partners, L.P. (investment            None            None
the Board of Directors    partnership) (since 1982) and Chairman of the Board of
Director since 1996       Avatar Holdings, Inc. (real estate development) (since
Age: 76                   1981). Director/trustee of 31 investment companies in the
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Robert G. Galli,          A Trustee or Director of other Oppenheimer funds. Formerly
Director since 1996       Vice Chairman of the Manager (October 1995 - December
Age: 68                   1997). Director/trustee of 41 investment companies in the        None      Over $100,0004
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Phillip A. Griffiths,     The Director of the Institute for Advanced Study,
Director since 1999       Princeton, N.J. (since 1991), director of GSI Lumonics
Age: 63                   (since 2001) and a member of the National Academy of
                          Sciences (since 1979); formerly (in descending
                          chronological order) a director of Bankers Trust
                          Corporation, Provost and Professor of Mathematics at Duke        None      $10,001-$50,000
                          University, a director of Research Triangle Institute,
                          Raleigh, N.C., and a Professor of Mathematics at Harvard
                          University. Director/trustee of 30 investment companies in the OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Benjamin Lipstein,        Professor Emeritus of Marketing, Stern Graduate School of
Director since 1996       Business Administration, New York University.
Age: 78                   Director/trustee of 31 investment companies in the               None       Over $100,000
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Elizabeth B. Moynihan,    Author and architectural historian; a trustee of the Freer
Director since 1996       Gallery of Art and Arthur M. Sackler Gallery (Smithsonian
Age: 72                   Institute), Trustees Council of the National Building                         $50,001 -
                          Museum; a member of the Trustees Council, Preservation           None          $100,000
                          League of New York State. Director/trustee of 31 investment companies in the OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Kenneth A. Randall,       A director of Dominion Resources, Inc. (electric utility
Director since 1996       holding company) and Prime Retail, Inc. (real estate
Age: 74                   investment trust); formerly a director of Dominion Energy,
                          Inc. (electric power and oil &amp: gas producer),
                          President and Chief Executive Officer of The Conference
                          Board, Inc. (international economic and business research)       None       Over $100,000
                          and a director of Lumbermens Mutual Casualty Company,
                          American Motorists Insurance Company and American
                          Manufacturers Mutual Insurance Company. Director/trustee of
                          31 investment companies in the OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Edward V. Regan,          President, Baruch College, CUNY; a director of RBAsset
Director since 1996       (real estate manager); a director of OffitBank; formerly
Age: 71                   Trustee, Financial Accounting Foundation (FASB and GASB),
                          Senior Fellow of Jerome Levy Economics Institute, Bard
                          College, Chairman of Municipal Assistance Corporation for        None         $50,001 -
                          the City of New York, New York State Comptroller and                           $100,000
                          Trustee of New York State and Local Retirement Fund.
                          Director/trustee of 31 investment companies in the
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
------------------------- ------------------------------------------------------------- ------------ -----------------

Russell S. Reynolds,      Chairman of The Directorship Search Group, Inc. (corporate
Jr.,                      governance consulting and executive recruiting) (since
Director since 1996       1993); a director of Professional Staff Limited (a U.K.
Age: 70                   temporary staffing company) (since 1995); a life trustee of                   $10,001 -
                          International House (non-profit educational organization),       None          $50,000
                          and a trustee of the Greenwich Historical Society (since
                          1996). Director/trustee of 31 investment companies in the
                          OppenheimerFunds complex.

------------------------- ------------------------------------------------------------- ------------ -----------------
----------------------------------------------------------------------------------------------------------------------

Donald W. Spiro, Vice Chairman of the    Formerly he held the               None                 Over $100,000
                                         following positions:
                                         Chairman Emeritus
                                         (until August 1999),
                                         Chairman (November
                                         1987 - January 1991)
                                         and a director
                                         (January 1969 - August
                                         1999) of the Manager;
                                         President and Director
                                         of OppenheimerFunds
                                         Distributor, Inc., a
                                         subsidiary of the
                                         Manager and the Fund's
                                         Distributor (July 1978
                                         - January 1992).
                                         Director/trustee of 31
                                         investment companies
Board of Directors,                      in the
Director since 1996                      OppenheimerFunds
Age: 76                                  complex.

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter, Director since 1996  Of Counsel, Hogan                  None                   $1-$10,000
                                         &amp: Hartson (a
                                         law firm) (since
                                         1993). Other
                                         directorships:
                                         Caterpillar, Inc.
                                         (since 1993) and
                                         Weyerhaeuser Co.
                                         (since 1999).
                                         Director/trustee of 31
                                         investment companies
                                         in the
                                         OppenheimerFunds
Age: 71                                  complex.

----------------------------------------------------------------------------------------------------------------------

Interested Director and Officer

----------------------- --------------------------------------------------------------- ------------ -----------------

Name, Address,,5 Age,   Principal Occupation(s) During Past 5 Years and Other             Dollar        Aggregate
                                                                                                     Dollar Range of
                                                                                         Range of    Shares Owned in
Position(s) Held with                                                                     Shares        any of the
Fund and Length of                                                                       Owned in      Oppenheimer
Time Served6            Directorships Held by Director                                   the Fund    Funds7

----------------------- --------------------------------------------------------------- ------------ -----------------
----------------------- --------------------------------------------------------------- ------------ -----------------

John V. Murphy,         Chairman,  Chief  Executive  Officer and director  (since June
President and Director  30,  2001)  and  President   (since  September  2000)  of  the
Director since          Manager;  President and a trustee of other Oppenheimer  funds;     None      $50,001-$100,000
October 2001            President  and a director  (since  July  2001) of  Oppenheimer
Age: 52                 Acquisition  Corp., the Manager's parent holding company,  and of Oppenheimer  Partnership Holdings,  Inc. (since July 2001), a holding  company  subsidiary of the Manager;  Chairman and a director (since July 2001) of Shareholder  Services,  Inc. and
                        of  Shareholder  Financial  Services,   Inc.,  transfer  agent
                        subsidiaries  of the  Manager;  President  (since  November 1,
                        2001) and a director  (since  July 2001) of  Oppenheimer  Real
                        Asset Management,  Inc., an investment  advisor  subsidiary of the  Manager;  President  and a director  (since July 2001) of
                        OppenheimerFunds  Legacy Program,  a charitable  trust program established by the Manager;  a director  (since November 2001)
                        of Trinity  Investment  Management Corp. and Tremont Advisers,
                        Inc.,  investment advisory  affiliates of the Manager,  and of
                        OAM  Institutional,  Inc. (since November 2001), an investment advisory  subsidiary of the Manager,  and of HarbourView Asset
                        Management  Corporation  and  OFI  Private  Investments,  Inc.
                        (since  July 2001),  investment  advisor  subsidiaries  of the
                        Manager;  formerly  President and trustee (from  November 1999
                        to  November   2001)  of  MML  Series   Investment   Fund  and
                        MassMutual    Institutional    Funds,    open-end   investment
                        companies;  Chief  Operating  Officer  (September  2000 - July
                        2001)   of  the   Manager;   Executive   Vice   President   of
                        Massachusetts  Mutual Life  Insurance  Company (from  February
                        1997 to August 2000);  a director  (from 1999 to 2000) of C.M.
                        Life Insurance  Company;  President,  Chief Executive  Officer
                        and a  director  (from  1999 to  2000) of MML Bay  State  Life
                        Insurance  Company;  Executive  Vice  President,  director and
                        Chief  Operating  Officer  (from  1995 to  1997)  of  David L.
                        Babson &amp:  Company, Inc., an investment advisor; Senior
                        Vice  President  and  director  (from 1995 to 1997) of Potomac
                        Babson Inc.,  an  investment  advisor  subsidiary  of David L.
                        Babson &amp:  Company,  Inc.;  Senior Vice President (from
                        1995-1997)   and   director   (from   1995  to  1999)  of  DBL
                        Acquisition  Corporation,  a holding  company  for  investment advisers;  a  director  (from  1989 - 1998)  of  Emerald  Isle
                        Bancorp and Hibernia Savings Bank,  wholly-owned subsidiary of
                        Emerald Isle Bancorp;  and Chief Operating  Officer (from 1993 to 1996) of Concert  Capital  Management,  Inc., an investment advisor.  Director/trustee  of 63 investment  companies in the
                        OppenheimerFunds complex.

----------------------- --------------------------------------------------------------- ------------ -----------------

Officers of the Fund

----------------------------------------------- -----------------------------------------------------------------------

Name, Address,8 Age, Position(s) Held with      Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served9

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Bruce  Bartlett,  Vice President and Portfolio  Senior Vice President (since January 1999) of the Manager; an officer
Manager (since November 2000)                   and portfolio manager of other Oppenheimer funds, prior to joining
Age: 51                                         the Manager in April, 1995, he was a Vice President and Senior
                                                Portfolio Manager at First of America Investment Corp. (September
                                                1986 - April 1995).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

John S. Kowalik, Vice President and Portfolio   Senior Vice President of the Manager (since July 1998) and of
Manager (since June 2000)                       HarbourView Asset Management Corporation (since April 2000); an
Age 43                                          officer and portfolio manager of other Oppenheimer funds; formerly
                                                Managing Director and Senior Portfolio Manager at Prudential Global
                                                Advisors (June 1989 - June 1998).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Christopher    Leavy,   Vice   President   and  Senior Vice President (since September 2000) of the Manager; prior to
Portfolio Manager (since November 2000)         joining the Manager in September 2000, he was a portfolio manager of
Age: 30                                         Morgan Stanley Dean Witter Investment Management (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset
                                                Management (from 1995).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Brian W. Wixted, Treasurer, Principal           Senior Vice President and Treasurer (since March 1999) of the
Financial and Accounting Officer (since April   Manager; Treasurer (since March 1999) of HarbourView Asset Management
1999)                                           Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
Age: 42                                         Management Corporation, Shareholder Financial Services, Inc. and
                                                Oppenheimer Partnership Holdings, Inc., of OFI Private Investments,
                                                Inc. (since March 2000) and of OppenheimerFunds International Ltd.
                                                and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and
                                                Chief Financial Officer (since May 2000) of Oppenheimer Trust
                                                Company; Assistant Treasurer (since March 1999) of Oppenheimer
                                                Acquisition Corp.; an officer of other Oppenheimer funds; formerly
                                                Principal and Chief Operating Officer, Bankers Trust Company - Mutual
                                                Fund Services Division (March 1995 - March 1999); Vice President and
                                                Chief Financial Officer of CS First Boston Investment Management
                                                Corp. (September 1991 - March 1995).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Robert J. Bishop, Assistant Treasurer (since    Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May
May 1996)                                       1996); an officer of other
Age: 42                                         Oppenheimer funds; formerly an Assistant Vice President of the
                                                Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund
                                                Controller of the Manager.

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Scott T. Farrar, Assistant Treasurer (since     Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May
May 1996)                                       1996);  Assistant Treasurer of Oppenheimer Millennium Funds plc (since
Age: 36                                         October  1997);  an officer of other  Oppenheimer  Funds;  formerly an
                                                Assistant Vice President of the Manager/Mutual  Fund Accounting (April
                                                1994 - May 1996), and a Fund Controller of the Manager.

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Robert G. Zack, Secretary (since November 1,    Senior  Vice  President  (since May 1985) and General  Counsel  (since
2001)                                           February  2002) of the Manager;  Assistant  Secretary  of  Shareholder
Age: 53                                         Services, Inc. (since May 1985),  Shareholder Financial Services, Inc.
                                                (since  November  1989);   OppenheimerFunds   International  Ltd.  and
                                                Oppenheimer  Millennium  Funds plc (since October 1997); an officer of other Oppenheimer  funds;  formerly,  Acting General Counsel (November
                                                2001-February  2002) and Assistant  General  Counsel (______ - October
                                                2001)

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Denis R. Molleur, Assistant Secretary (since    Vice  President and Senior  Counsel of the Manager  (since July 1999);
November 1, 2001)                               an officer of other Oppenheimer  funds;  formerly a Vice President and
Age: 44                                         Associate Counsel of the Manager (September 1995 - July 1999).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Katherine P. Feld, Assistant Secretary (since   Vice  President and Senior  Counsel of the Manager  (since July 1999);
November 1, 2001)                               an officer of other Oppenheimer  funds;  formerly a Vice President and
Age: 43                                         Associate Counsel of the Manager (June 1990 - July 1999).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Kathleen T. Ives, Assistant Secretary (since    Vice  President  and  Assistant  Counsel of the  Manager  (since  June
November 1, 2001)                               1998); an officer of other  Oppenheimer  funds;  formerly an Assistant
Age: 36                                         Vice  President  and Assistant  Counsel of the Manager  (August 1997 -
                                                June 1998); and Assistant  Counsel of the Manager (August  1994-August
                                                1997).

----------------------------------------------- -----------------------------------------------------------------------

         |X|  Remuneration of Directors. The officers of the Fund and one of the Directors of the Fund (Mr.
Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October
31, 2001. The compensation from all of the Board I Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2001.

---------------------------------------- ---------------------- ------------------------- ----------------------------

Director's Name                                Aggregate               Retirement                    Total
                                                                        Benefits                 Compensation
                                             Compensation           Accrued as Part                From all
And Other Positions                           from Fund1                of Fund                  Board I Funds
                                                                       Expenses1                  (33 Funds)2

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Leon Levy                                        $643                      $0                      $173,700
Chairman

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Robert G. Galli3                                 $266                      $0                      $202,886
Study Committee Member

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Phillip Griffiths4                               $266                      $0                       $54,889

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Benjamin Lipstein                                $555                      $0                      $150,152
Study Committee Chairman,
Audit Committee Member

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Elizabeth B. Moynihan                            $391                      $0                      $105,760
Study Committee Member

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Kenneth A. Randall                               $359                      $0                       $97,012
Audit Committee Chairman

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Edward V. Regan                                  $237                      $0                       $95,960
Proxy Committee Chairman, Audit
Committee Member

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Russell S. Reynolds, Jr.                         $355                      $0                       $71,792
Proxy Committee Member

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Donald Spiro                                     $391                      $0                       $64,080

---------------------------------------- ---------------------- ------------------------- ----------------------------
---------------------------------------- ---------------------- ------------------------- ----------------------------

Clayton K. Yeutter5                              $203                      $0                       $71,792
Proxy Committee Member

---------------------------------------- ---------------------- ------------------------- ----------------------------

1.       Aggregate  compensation  includes  fees,  deferred  compensation,  if any, and  retirement  plan  benefits
     accrued for a Director.1.       No  retirement  benefit  expenses  were  allocated to the Fund for fiscal year ended 10/31/01.
2.       For the 2001 calendar year.
3.       Total  compensation  for the 2001 calendar year includes  compensation  received for serving as a Director
     (Trustee) of 10 other Oppenheimer funds.
4.       Includes $266 deferred under Deferred Compensation Plan described below.
5.       Includes $51 deferred under Deferred Compensation Plan described below.

         |X|  Retirement  Plan for Directors.  The Fund and its parent  corporation  have adopted a retirement plan that provides for payments to retired Directors.  Payments are up to 80% of the average  compensation paid during a
Director's  five  years of  service in which the  highest  compensation  was  received.  A  Director  must serve as director  or trustee for any of the Board I Funds for at least 15 years to be  eligible  for the  maximum  payment.
Each Director's  retirement  benefits will depend on the amount of the Director's future compensation and length of service.  Therefore the amount of those benefits  cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X|  Deferred  Compensation  Plan.  The Board of Directors  has adopted a Deferred  Compensation  Plan for disinterested  directors  that enables  them to elect to defer  receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan,  the  compensation  deferred by a Director is  periodically adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds selected by the Director.  The amount paid to the Director under the plan will be determined  based upon the performance of the selected funds.

         Deferral of Directors' fees under the plan will not materially  affect the Fund's assets,  liabilities and net income per share.  The plan will not  obligate  the Fund to retain the  services of any  Director or to pay any particular  level of  compensation  to any  Director.  Pursuant to an Order issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Director under the plan without shareholder  approval for the limited purpose of determining the value of the Director's deferred fee account.

         |X|  Major Shareholders. As of February 1, 2002, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

              RPSS TR Country Hills Health Care Inc, 401K Plan,  Attn:  Sandi Steers,  580 Broadway,  El Cajon,  CA
              92021-5124, which owned 2,255.090 Class N shares (48.84% of the Class N shares then outstanding).

              R J FLETCHER &amp:  PEARSON SPAGHT TR, Fletcher Spaght PSP &amp:  Trust BDA FBO Lisa Granick,
              222 Berkeley St.,  Boston,  MA 02116-3748,  which owned 1,747.957 Class N shares (37.85% of the Class
              N shares then outstanding).

              RPSS TR ROLLOVER IRA FBO Bruce L. Frank, 16 Meer Dr.,  Langhorne,  PA 19053-1516  which owned 233.033
              Class N shares (5.04% of the Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

         |X|  Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The
Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and
Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can
obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV., or by writing to the SEC's
                                                            -------------------
Public Reference Section, Washington, D.C. 20549-0102.

         |X|  The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the
Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

              The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

              The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

  ------------------------------------- ---------------------------------------------------------------------------
  Fiscal Year ended 10/31:                            Management Fees Paid to OppenheimerFunds, Inc.
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  1999                                                  $1,994,511
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  2000                                                  $1,230,427
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------

                  2001                                                   $927,181

  ------------------------------------- ---------------------------------------------------------------------------

              The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

              The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the
Fund, the Manager may withdraw the right of the Fund's parent corporation to use the name "Oppenheimer" as part of its name and the name of the Fund.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board Directors, including a majority of the Independent Directors is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requested for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Directors meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

         Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the
Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the
Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers.
In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the
Manager's executive officers supervise the allocation of brokerage.

              Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

              Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.
Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The investment research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the
Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------- ----------------------------------------------------------------------------
       Fiscal Year Ended 10/31:                        Total Brokerage Commissions Paid by the Fund1
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------
                 1999                                                    $717,642
--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------

                 2000                                                    $224,949

--------------------------------------- ----------------------------------------------------------------------------
--------------------------------------- ----------------------------------------------------------------------------

                 2001                                                    $390,8442

--------------------------------------- ----------------------------------------------------------------------------

1.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2.       In the fiscal year ended 10/31/01,  the amount of transactions  directed to brokers for research  services was $51,064,622 and the amount of the commissions paid to broker-dealers for those services was $74,023.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

              The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares

-------------- ------------------------------------------------------------ ------------------- --------------------

               Aggregate          Class A Front-Endnd the contingent deferred sales charges retained by the
Distributor
on the
redemption
of shares
for the most
recent
fiscal year
are shown in
the tables
below.
               Front-End Sales    Sales Charges
Fiscal Year    Charges on Class   Retained by
Ended 10/31:   A Shares           Distributor1

-------------- ------------------------------------------------------------ ------------------- --------------------
-------------- ------------------------------------------------------------ ------------------- --------------------

    1999           $400,298            $295,333

-------------- ------------------------------------------------------------ ------------------- --------------------
-------------- ------------------------------------------------------------ ------------------- --------------------

    2000           $155,566            $112,021

-------------- ------------------------------------------------------------ ------------------- --------------------
--------------- ----------------------- -----------------------

     2001              $109,771                $72,391

--------------- ----------------------- -----------------------

1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------- ------------------------ ------------------------ ----------------------- ------------------------

Fiscal Year    Concessions on Class A   Concessions on Class B   Concessions on Class    Concessions on Class N
Ended 10/31:   Shares Advanced by       Shares Advanced by       C Shares Advanced by    Shares Advanced by
               Distributor1             Distributor1             Distributor1            Distributor1

-------------- ------------------------ ------------------------ ----------------------- ------------------------
-------------- ------------------------ ------------------------ ----------------------- ------------------------

    1999               $46,607                 $250,032                 $25,954                    N/A

-------------- ------------------------ ------------------------ ----------------------- ------------------------
-------------- ------------------------ ------------------------ ----------------------- ------------------------

    2000               $9,827                   $98,076                 $11,259                    N/A

-------------- ------------------------ ------------------------ ----------------------- ------------------------
-------------- ------------------------ ------------------------ ----------------------- ------------------------

    2001               $10,575                  $88,402                  $5,518                    $72

-------------- ------------------------ ------------------------ ----------------------- ------------------------

1.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
2.       The inception date of Class N shares was March 1, 2001.

--------------------------------------------------------------------------------------------------------------------

Fiscal     Year  Class A Contingent Deferred     Class B Contingent Deferred      Class C Contingent Deferred        Class N Contingent Deferred Sales Charges Retained by Distributor
                 Sales Charges Retained by       Sales Charges Retained by        Sales Charges Retained by
Ended 10/31      Distributor                     Distributor                      Distributor

--------------------------------------------------------------------------------------------------------------------
-------------- ------------------------ ----------------------- ------------------------ -------------------------

    2001                $925                   $53,529                   $975                       $0

-------------- ------------------------ ----------------------- ------------------------ -------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Each plan has been approved by a vote of the Board of Directors, including a majority of the Independent
Directors10, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its Independent Directors specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Directors.

         Each plan states that while it is in effect, the selection and nomination of those Directors of the
Fund's parent corporation who are not "interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Directors.

         Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Directors. The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

         |X|  Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold
Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

              For the fiscal year ended  October 31, 2001  payments  under the Class A plan  totaled  $319,036,  of which  $81,671 was retained by the  Distributor  and included  $210,913  paid to an affiliate of the  Distributor's parent  company.  Any  unreimbursed  expenses the  Distributor  incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The  Distributor  may not use payments  received  under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |X|  Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

         The  asset-based  sales  charges  on Class B,  Class C and Class N shares  allow  investors  to buy shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The
Fund pays the  asset-based  sales charges to the Distributor  for its services  rendered in  distributing  Class B,
Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide such  financing  from its own  resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When  Class  B,  Class C or  Class N  shares  are  sold  without  the  designation  of a  broker-dealer,  the
Distributor is  automatically  designated as the  broker-dealer  of record.  In those cases,  the  Distributor  may retain the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

         The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------

                       Distribution Fees Paid to the Distributor for the Year Ended 10/31/01

---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class:               Total Payments Under    Amount Retained by       Distributor's           Distributor's
                                                                      Aggregate               Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                     Plan                    Distributor              Under Plan              Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class B Plan                $165,687                $129,5071                $563,721                 3.82%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class C Plan                $32,808                  $6,5692                 $75,238                  2.60%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class N Plan                   $5                      $3                      N/A                     N/A

-------------------- ----------------------- ------------------------ ----------------------- -----------------------

1.       Includes $13,904 paid to an affiliate of the Distributor's parent company.
2.       Includes $5,715 paid to an affiliate of the Distributor's parent company.

         All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the
Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the
Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the
1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

o        Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.

o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X|  Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

              In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the life-of-class periods, as applicable.

o        Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C and
Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------------------------------------------

                              The Fund's Total Returns for the Periods Ended 10/31/01

--------------------------------------------------------------------------------------------------------------------
--------------- ----------------------- ----------------------------------------------------------------------------

Class of        Cumulative Total                               Average Annual Total Returns
                Returns (10 years
Shares          or life of Class)

--------------- ----------------------- ----------------------------------------------------------------------------
--------------- ----------------------- ------------------------- ------------------------- ------------------------

                                                 1-Year                    5-Year                   10-Year
                                                                     (or life of class)       (or life of class)

--------------- ----------------------- ------------------------- ------------------------- ------------------------
--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------
                After      Without      After        Without      After        Without      After      Without
                Sales      Sales        Sales        Sales        Sales        Sales        Sales      Sales
                Charge     Charge       Charge       Charge       Charge       Charge       Charge     Charge
--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------
--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------

Class A1         103.36%     115.76%      -15.29%      -10.12%       3.45%        4.68%       7.36%       7.99%

--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------
--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------

Class B          34.07%2     34.07%2      -15.20%      -10.79%       3.62%        3.89%      4.94%2       4.94%2

--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------
--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------

Class C          25.96%3     25.96%3      -11.64%      -10.76%      3.89%3       3.89%3      4.29%3       4.29%3

--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------
--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------

Class N          -8.81%4     -7.90%4        N/A          N/A          N/A          N/A         N/A         N/A

--------------- ---------- ------------ ------------ ------------ ------------ ------------ ---------- -------------

1. Inception of Class A:   9/16/85
2. Inception of Class B:   10/2/95
3. Inception of Class C:   5/1/96
4. Inception of Class N:   3/1/01

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X|  Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

                  Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category.

         Morningstar proprietary star rankings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratings metrics.

         The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the
Funds in the same category performed better than it did.

         |X|  Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications.
That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

A B O U T Y O U R A C C O U N T

                                                 How to Buy Shares
-------------------------------------------------------------------------------------------------------------------

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix
C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

         |X|  Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans),

                  or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and

o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                  A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and include the following:

&amp:Oppenheimer Bond Fund                                Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
&amp:Oppenheimer Convertible Securities Fund              Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
&amp:&amp:Oppenheimer Global Fund                     Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth &amp: Income Fund               Oppenheimer Trinity Core Fund
Oppenheimer Gold &amp: Special Minerals Fund              Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth &amp: Income Fund          OSM1 - Mercury Advisors S&amp:P 500 Index
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

  Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
  Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
  Centennial Government Trust                                   Oppenheimer Cash Reserves
  Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of
Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the
Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)
that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  concessions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within 20 days after a request from the Distributor or the dealer, the Distributor will, within 60 days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder
Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information.
Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &amp: Smith, Inc. ("Merrill Lynch") or
an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the
Fund when the plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X|  Class B Conversion. Under current interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                  recordkeeper or the plan sponsor for which has entered into a special agreement with the
                  Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                  Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1)
fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open.
The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the
Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New
York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. If such determination is made, the Manager, acting through an internal valuation committee, will establish a valuation for such security subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities Valuation. The Fund's Board of Directors has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o        Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
                      "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Directors, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium.
If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C and Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal
Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the
Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the
Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the account holds fewer than 100 shares. If the board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The
Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7)
custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of Additional Information. The request must
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.
         Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the
Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue
Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.
The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         |X|  Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.
         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer
Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at
1.800.525.7048.
o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market
         Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust,
         Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America
         Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset
         Fund may not be exchanged for shares of any other fund.
o        Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other
         Oppenheimer funds.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
     o   Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only
         participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the
         Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of
         Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
         Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
     Shares of Oppenheimer Select Managers Mercury Advisors S&amp:P Index Fund and Oppenheimer Select
         Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

                  Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor.  Shares of any money market fund purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of  Oppenheimer  funds  subject to an early  withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of
Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares of this Fund are acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and
403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To
Buy Shares" in the Prospectus for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of
portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the|X|

 request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege,"
above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the
Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

              The tax discussion in the  Prospectus  and this  Statement of Additional  Information is based on tax law in  effect  on the  date of the  Prospectus  and this  Statement  of  Additional  Information.  Those  laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.
State and local tax treatment of ordinary  income  dividends and capital gain dividends  from regulated  investment companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the Fund are urged to consult their tax advisers with specific  reference to their own tax  circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income
(that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax). The Internal
Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

              |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue Code, by December 31
each year, the Fund must  distribute 98% of its taxable  investment  income earned from January 1 through  December
31 of that year and 98% of its  capital  gains  realized in the period  from  November 1 of the prior year  through
October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not  distributed.
It is  presently  anticipated  that the Fund will meet those  requirements.  To meet this  requirement,  in certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Directors and the Manager might  determine in a particular year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

              |X| Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

              Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the
Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The
Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as long-term capital gain. It does not matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.
         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct, certified taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

         |X|  Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,
                                                                                             -
the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within
30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         |X|  Foreign Shareholders. Taxation of a shareholder who under United States law is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership depends on whether the shareholder's income from the Fund is effectively connected with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S.
withholding tax. The rate of the tax depends on a number of factors. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S.
federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of a foreign non-corporate shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the shareholder furnishes the Fund with proper notification of their foreign status.

              The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. The Bank of New York is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================

The Board of Directors and Shareholders of
Oppenheimer Disciplined Allocation Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Disciplined Allocation Fund, including the statement of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Disciplined Allocation Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
November 21, 2001

                  34 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS October 31, 2001

                                                                   Market Value
                                                         Shares      See Note 1
================================================================================
Common Stocks--57.1%
--------------------------------------------------------------------------------
Basic Materials--1.3%
--------------------------------------------------------------------------------
Metals--0.6%
Alcoa, Inc.                                              24,600     $   793,842
--------------------------------------------------------------------------------
Paper--0.7%
Sappi Ltd., Sponsored ADR                                94,100         897,714
--------------------------------------------------------------------------------
Capital Goods--9.7%
--------------------------------------------------------------------------------
Aerospace/Defense--3.2%
Boeing Co.                                               17,300         563,980
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                    42,200       2,058,094
--------------------------------------------------------------------------------
Raytheon Co.                                             49,300       1,589,925
                                                                      ----------
                                                                      4,211,999

--------------------------------------------------------------------------------
Electrical Equipment--0.1%
Emerson Electric Co.                                      3,732         182,943
-------------------------------------------------------------------------------
Industrial Services--0.9%
Republic Services, Inc./1/                               70,000       1,146,600
--------------------------------------------------------------------------------
Manufacturing--5.5%
Caterpillar, Inc.                                        24,500       1,095,640
--------------------------------------------------------------------------------
Titan Corp. (The)/1/                                     76,800       2,006,784
--------------------------------------------------------------------------------
Tyco International Ltd.                                  84,000       4,127,760
                                                                      ----------
                                                                      7,230,184

--------------------------------------------------------------------------------
Communication Services--2.1%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--1.8%
AT&T Corp.                                              111,600       1,701,900
--------------------------------------------------------------------------------
Qwest Communications International, Inc.                 51,500         666,925
                                                                      ----------
                                                                      2,368,825

--------------------------------------------------------------------------------
Telecommunications: Wireless--0.3%
Geotek Communications, Inc., Series B (Escrowed)/1,2/       100             300
--------------------------------------------------------------------------------
Leap Wireless International, Inc.1                       26,100         388,107
                                                                      ----------
                                                                        388,407

--------------------------------------------------------------------------------
Consumer Cyclicals--4.6%
--------------------------------------------------------------------------------
Consumer Services--0.7%
IMS Health, Inc.                                         42,800         914,636
--------------------------------------------------------------------------------
Retail: General--1.2%
Kohl's Corp./1/                                          28,800       1,601,568
--------------------------------------------------------------------------------
Retail: Specialty--2.7%
Bed Bath & Beyond, Inc./1/                               22,000         551,320
--------------------------------------------------------------------------------
BJ's Wholesale Club, Inc./1/                             15,000         761,550
--------------------------------------------------------------------------------
Target Corp.                                             73,000       2,273,950
                                                                      ----------
                                                                      3,586,820

                 12 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                   Market Value
                                                         Shares      See Note 1
--------------------------------------------------------------------------------
Consumer Staples--2.4%
--------------------------------------------------------------------------------
Broadcasting--1.1%
Comcast Corp., Cl. A Special/1/                          14,700     $   526,848
--------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares/1/               41,200         906,812
                                                                    -----------
                                                                      1,433,660

--------------------------------------------------------------------------------
Entertainment--0.8%
News Corp. Ltd. (The), Sponsored ADR, Preference         41,800         994,840
--------------------------------------------------------------------------------
Tobacco--0.5%
Philip Morris Cos., Inc.                                 14,000         655,200
--------------------------------------------------------------------------------
Energy--3.0%
--------------------------------------------------------------------------------
Energy Services--0.8%
Noble Drilling Corp./1/                                  34,300       1,047,865
--------------------------------------------------------------------------------
Oil: Domestic--2.2%
Anadarko Petroleum Corp.                                  5,300         302,365
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        63,756       2,515,174
                                                                    -----------
                                                                      2,817,539

--------------------------------------------------------------------------------
Financial--16.4%
--------------------------------------------------------------------------------
Diversified Financial--11.6%
AMBAC Financial Group, Inc.                               6,000         288,000
--------------------------------------------------------------------------------
Citigroup Inc.                                           60,666       2,761,516
Concord EFS, Inc./1/                                     32,000         875,840
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                 17,300         555,330
--------------------------------------------------------------------------------
Freddie Mac                                              63,000       4,272,660
--------------------------------------------------------------------------------
Household International, Inc.                            39,600       2,071,080
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                11,800         515,778
--------------------------------------------------------------------------------
USA Education, Inc.                                      46,600       3,800,696
                                                                    -----------
                                                                     15,140,900

--------------------------------------------------------------------------------
Insurance--4.8%
Aetna, Inc./1/                                           51,300       1,417,932
--------------------------------------------------------------------------------
Allstate Corp.                                           35,100       1,101,438
--------------------------------------------------------------------------------
American International Group, Inc.                       10,512         826,243
--------------------------------------------------------------------------------
MBIA, Inc.                                               19,000         875,140
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                   24,200       2,102,012
                                                                    -----------
                                                                      6,322,765

--------------------------------------------------------------------------------
Healthcare--8.8%
--------------------------------------------------------------------------------
Healthcare/Drugs--3.3%
American Home Products Corp.                             18,000       1,004,940
--------------------------------------------------------------------------------
Johnson & Johnson                                        31,000       1,795,210
--------------------------------------------------------------------------------
Pharmacia Corp.                                          35,900       1,454,668
                                                                    -----------
                                                                      4,254,818

                 13 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

                                                                    Market Value
                                                         Shares      See Note 1
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--5.5%
Baxter International, Inc.                               14,500     $   701,365
--------------------------------------------------------------------------------
Biomet, Inc.                                             52,500       1,601,250
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                    45,000       3,019,950
--------------------------------------------------------------------------------
Lincare Holdings, Inc./1/                                12,000         308,400
--------------------------------------------------------------------------------
Stryker Corp.                                            26,900       1,512,856
                                                                    ------------
                                                                      7,143,821

--------------------------------------------------------------------------------
Technology--6.9%
--------------------------------------------------------------------------------
Computer Hardware--1.4%
Lexmark International, Inc., Cl. A/1/                    26,800       1,199,300
--------------------------------------------------------------------------------
SanDisk Corp./1/                                         56,200         614,828
                                                                    ------------
                                                                      1,814,128

--------------------------------------------------------------------------------
Computer Services--1.1%
First Data Corp.                                         21,000       1,418,970
--------------------------------------------------------------------------------
Computer Software--1.2%
Microsoft Corp./1/                                       24,500       1,424,675
--------------------------------------------------------------------------------
Veritas Software Corp./1/                                 5,000         141,900
                                                                    ------------
                                                                      1,566,575

--------------------------------------------------------------------------------
Communications Equipment--1.0%
Lucent Technologies, Inc.                               192,300       1,288,410
--------------------------------------------------------------------------------
Electronics--2.2%
Micron Technology, Inc./1/                               85,000       1,934,600
--------------------------------------------------------------------------------
Motorola, Inc.                                           58,400         956,008
                                                                    ------------
                                                                      2,890,608
--------------------------------------------------------------------------------
Utilities--1.9%
--------------------------------------------------------------------------------
Electric Utilities--1.4%
Dominion Resources, Inc.                                 25,000       1,528,000
--------------------------------------------------------------------------------
Duke Energy Corp.                                         7,900         303,439
                                                                    ------------
                                                                      1,831,439

--------------------------------------------------------------------------------
Gas Utilities--0.5%
El Paso Corp.                                            10,000         490,600
--------------------------------------------------------------------------------
Enron Corp.                                               9,862         137,082
                                                                    ------------
                                                                        627,682
                                                                    ------------
Total Common Stocks (Cost $77,273,027)                               74,572,758

                 14 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                            Market Value
                                                                                   Units      See Note 1
=========================================================================================================

Rights, Warrants and Certificates--0.0%
Concentric Network Corp. Wts., Exp. 12/15/07/1/, /2/                                  100      $       60
---------------------------------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/12/01/1/,/2/                        666              10
---------------------------------------------------------------------------------------------------------
McCaw International Ltd. Wts., Exp. 4/15/07/1/, /2/                                   100              13
---------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06/1/, /3/                          500           1,544
---------------------------------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/1/07/1/, /2/                                  516          25,284
---------------------------------------------------------------------------------------------------------
Signature Brands USA, Inc. Wts., Exp. 8/15/02/1/, /2/                                 100              --
                                                                                               ----------
Total Rights, Warrants and Certificates (Cost $7,063)                                              26,911
                                                                                Principal
                                                                                   Amount
=========================================================================================================
Asset-Backed Securities--0.8%
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31/2/ (Cost $961,189)                        $961,556       1,023,908
=========================================================================================================
Mortgage-Backed Obligations--4.8%
Asset Securitization Corp.,
Commercial Mtg. Pass-Through Certificates,
Series 1996-D2, Cl. A3, 7.39%, 2/14/29/4/                                         700,000         729,094
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
7% Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1992-15, Cl. KZ, 2/25/22                                                    981,721       1,033,871
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 3/1/26                                                                     403,229         416,274
7.50%, 1/1/08-6/1/08                                                              227,650         241,391
---------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security,
Trust 1993-223, Cl. PM, 7.056%, 10/25/23/2/,/5/                                   578,829          67,405
---------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
Series 1999-2, Cl. A3, 6.50%, 4/25/29                                             500,000         512,185
---------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                                               673,256         710,292
7.50%, 3/15/09                                                                    264,698         281,081
8%, 5/15/17                                                                       214,559         230,755
---------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Multiclass Mtg. Pass-Through Certificates:
Series 1999-16, Cl. A3, 6%, 6/25/29                                               500,000         518,125
Series 1999-18, Cl. A2, 6%, 7/25/29                                             1,000,000       1,036,250
Series 1996-CFL, Cl. G, 7.75%, 2/25/28                                            500,000         519,922
                                                                                               ----------
Total Mortgage-Backed Obligations (Cost $5,905,192)                                             6,296,645

                 15 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

                                                                                Principal    Market Value
                                                                                   Amount      See Note 1
=========================================================================================================

U.S. Government Obligations--11.4%
U.S. Treasury Bonds:
6%, 2/15/26                                                                    $5,450,000     $ 6,125,293
6.25%, 5/15/30                                                                  1,570,000       1,871,858
7.50%, 11/15/16                                                                 2,000,000       2,547,814
8.75%, 5/15/17                                                                  1,250,000       1,768,652
---------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5%, 8/15/11                                                                     1,040,000       1,100,735
5.75%, 11/15/05                                                                 1,350,000       1,469,814
                                                                                               ----------
Total U.S. Government Obligations (Cost $13,273,161)                                           14,884,166

=========================================================================================================
Non-Convertible Corporate Bonds and Notes--18.4%
---------------------------------------------------------------------------------------------------------
Capital Goods--1.8%
---------------------------------------------------------------------------------------------------------
Industrial Services--0.8%
Norse CBO Ltd., 6.515% Collateralized Bond Obligations,
Series 1A, Cl. A3, 8/13/10/2/                                                   1,000,000       1,002,500
---------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05                                   1,000,000         855,000
---------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14               500,000         410,445
                                                                                               ----------
                                                                                                1,265,445
---------------------------------------------------------------------------------------------------------
Communication Services--2.8%
---------------------------------------------------------------------------------------------------------
Telecommunications-Long Distance--1.3%
Calpoint Receivable Strip Trust 2001, 7.44% Bonds, 12/10/06/2/                  1,000,000       1,020,600
---------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.625% Bonds, 8/3/21/3/                              500,000         492,419
---------------------------------------------------------------------------------------------------------
WorldCom, Inc., 8.25% Bonds, 5/15/31                                              200,000         205,365
                                                                                               ----------
                                                                                                1,718,384
---------------------------------------------------------------------------------------------------------
Telecommunications-Wireless--0.9%
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                   1,000,000       1,145,000
---------------------------------------------------------------------------------------------------------
Telephone Utilities--0.6%
Qwest Corp., 6.875% Unsec. Debs., 9/15/33                                         500,000         445,552
---------------------------------------------------------------------------------------------------------
Telefonica de Argentina SA, 9.125% Nts., Series 1, 5/7/08                         500,000         400,000
                                                                                               ----------
                                                                                                  845,552

---------------------------------------------------------------------------------------------------------
Consumer Cyclicals--2.5%
---------------------------------------------------------------------------------------------------------
Autos & Housing--1.8%
CPG Partners LP, 8.25% Unsec. Unsub. Nts., 2/1/11                                 500,000         541,562
---------------------------------------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts., Series B, 5/15/05                              500,000         501,349
---------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                                       500,000         512,011
---------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc., 7.50% Sr. Unsec. Nts., 4/25/04                    700,000         743,960
                                                                                               ----------
                                                                                                2,298,882

---------------------------------------------------------------------------------------------------------
Consumer Services--0.4%
PHH Corp., 8.125% Nts., 2/3/03                                                    500,000         509,552

                 16 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                Principal    Market Value
                                                                                   Amount      See Note 1
---------------------------------------------------------------------------------------------------------

Media--0.3%
Reed Elsevier, Inc., 6.625% Nts., 10/15/23/3/                                  $  400,000     $   379,892
---------------------------------------------------------------------------------------------------------
Consumer Staples--3.0%
---------------------------------------------------------------------------------------------------------
Broadcasting--1.0%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                400,000         412,850
---------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                            1,000,000         939,515
                                                                                               ----------
                                                                                                1,352,365

---------------------------------------------------------------------------------------------------------
Entertainment--0.8%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                 1,000,000       1,015,000
---------------------------------------------------------------------------------------------------------
Food--0.4%
CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06                     500,000         528,395
---------------------------------------------------------------------------------------------------------
Household Goods--0.8%
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                      1,000,000         999,477
---------------------------------------------------------------------------------------------------------
Energy--2.7%
---------------------------------------------------------------------------------------------------------
Energy Services--1.3%
Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                         500,000         533,522
---------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 6.875% Nts., 7/1/033                                   500,000         524,164
---------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                  500,000         643,852
                                                                                               ----------
                                                                                                1,701,538

---------------------------------------------------------------------------------------------------------
Oil: Domestic--1.4%
Devon Financing Corp., 7.875% Debs., 9/30/31/3/                                 1,000,000       1,011,941
---------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75% Sr. Unsec. Nts., 3/15/11                  750,000         783,855
                                                                                               ----------
                                                                                                1,795,796

---------------------------------------------------------------------------------------------------------
Financial--3.0%
---------------------------------------------------------------------------------------------------------
Banks--1.0%
Colonial Bank, 9.375% Sub. Nts., 6/1/11                                           250,000         270,955
---------------------------------------------------------------------------------------------------------
Oversea-Chinese Banking Corp. Ltd., 7.75% Unsec. Sub. Nts., 9/6/11              1,000,000       1,053,993
                                                                                               ----------
                                                                                                1,324,948

---------------------------------------------------------------------------------------------------------
Diversified Financial--1.2%
BT Institutional Cap Trust A, 8.09% Bonds, 12/1/26/3/                             500,000         532,370
---------------------------------------------------------------------------------------------------------
Dime Capital Trust I, 9.33% Capital Securities, Series A, 5/6/27                  500,000         558,746
---------------------------------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                    223,000          83,625
---------------------------------------------------------------------------------------------------------
Osprey Trust/Osprey I, Inc., 8.31% Sr. Sec. Nts., 1/15/03/3/                      500,000         368,117
                                                                                               ----------
                                                                                                1,542,858

---------------------------------------------------------------------------------------------------------
Insurance--0.8%
Nationwide CSN Trust, 9.875% Sec. Nts., 2/15/25/3/                              1,000,000       1,056,872
---------------------------------------------------------------------------------------------------------
Technology--0.4%
---------------------------------------------------------------------------------------------------------
Computer Software--0.4%
AOL Time Warner, Inc., 7.625% Bonds, 4/15/31                                      500,000         526,184

                 17 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

                                                                                Principal    Market Value
                                                                                   Amount      See Note 1
---------------------------------------------------------------------------------------------------------

Transportation--0.4%
---------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Union Pacific Corp., 7.60% Unsec. Nts., 5/1/05                                 $  500,000    $    547,979
---------------------------------------------------------------------------------------------------------
Utilities--1.8%
---------------------------------------------------------------------------------------------------------
Electric Utilities--1.4%
El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03                    500,000         524,805
---------------------------------------------------------------------------------------------------------
PSEG Energy Holdings, Inc., 8.625% Sr. Nts., 2/15/08/3/                           200,000         211,039
---------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625% Sr. Nts., 4/15/31/3/                                       500,000         581,843
---------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                               500,000         541,327
                                                                                               ----------
                                                                                                1,859,014
---------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
AGL Capital Corp., 7.125% Sr. Unsec. Nts., 1/14/11                                500,000         524,407
                                                                                               ----------
Total Non-Convertible Corporate Bonds and Notes (Cost $23,638,605)                             23,940,040

=========================================================================================================
Convertible Corporate Bonds and Notes--2.1%
CIENA Corp., 3.75% Cv. Sr. Unsec. Nts., 2/1/08                                  2,000,000       1,275,000
---------------------------------------------------------------------------------------------------------
Tyco International Ltd., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid
Yield Option Nts., 1.28%, 11/17/20/6/                                           2,000,000       1,520,000
                                                                                               ----------
Total Convertible Corporate Bonds and Notes (Cost $3,570,909)                                   2,795,000

=========================================================================================================
Repurchase Agreements--3.8%
Repurchase agreement with Zion First National Bank, 2.54%,
dated 10/31/01, to be repurchased at $4,907,346 on 11/1/01,
collateralized by U.S. Treasury Nts., 4.75%--7%, 12/31/01--2/15/10,
with a value of $4,523,247 and U.S. Treasury Bills, 4/25/02,
with a value of $485,728 (Cost $4,907,000)                                      4,907,000       4,907,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $129,536,146)                                      98.4%    128,446,428
---------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                       1.6       2,097,006
                                                                               --------------------------
Net Assets                                                                          100.0%   $130,543,434
                                                                               ==========================

Footnotes to Statement of Investments

1. Non-income-producing security.

2. Identifies issues
considered to be illiquid or restricted--See Note 6 of Notes to Financial
Statements. 3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Directors. These securities amount to $5,160,201 or 3.95% of the Fund’s net assets as of October 31, 2001.

4. Represents the current
interest rate for a variable or increasing rate security. 5. Interest-Only
Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

6. Zero-coupon bond reflects the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.

                 18 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES October 31, 2001

=========================================================================================================

Assets
Investments, at value (cost $129,536,146)--see accompanying statement                        $128,446,428
---------------------------------------------------------------------------------------------------------
Cash                                                                                               41,841
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                1,756,064
Interest and dividends                                                                            804,805
Shares of capital stock sold                                                                       17,841
Amounts due from OFI                                                                               15,336
Other                                                                                               1,351
                                                                                             ------------
Total assets                                                                                  131,083,666

=========================================================================================================
Liabilities
Payables and other liabilities:
Shares of capital stock redeemed                                                                  297,989
Shareholder reports                                                                                87,570
Investments purchased                                                                              64,505
Directors' compensation                                                                            32,596
Distribution and service plan fees                                                                 26,427
Legal, auditing and other professional fees                                                        24,160
Transfer and shareholder servicing agent fees                                                         551
Other                                                                                               6,434
                                                                                             ------------
Total liabilities                                                                                 540,232

=========================================================================================================
Net Assets                                                                                   $130,543,434
                                                                                             ============
=========================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                         $     10,396
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    145,121,312
---------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                             685,142
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                               (14,183,537)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities denominated in foreign currencies                                    (1,089,879)
                                                                                             ------------
Net Assets                                                                                   $130,543,434
                                                                                             ============
=========================================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $112,878,905 and 9,001,150 shares of capital stock outstanding)                                 $12.54
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                        $13.31
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $14,769,748 and 1,161,072 shares of capital stock outstanding)                                  $12.72
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $2,893,141 and 233,209 shares of capital stock outstanding)                                     $12.41
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,640 and 131 shares of capital stock outstanding)                                             $12.52

See accompanying Notes to Financial Statements.

                 19 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS For the Year Ended October 31, 2001

================================================================================
Investment Income
Interest                                                           $  3,646,124
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1,826)                  918,421
                                                                   ------------
Total income                                                          4,564,545

================================================================================
Expenses
Management fees                                                         927,181
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 319,036
Class B                                                                 165,687
Class C                                                                  32,808
Class N                                                                       5
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                           296,066
--------------------------------------------------------------------------------
Shareholder reports                                                      57,772
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              29,378
--------------------------------------------------------------------------------
Custodian fees and expenses                                              25,508
--------------------------------------------------------------------------------
Accounting service fees                                                  15,000
--------------------------------------------------------------------------------
Registration and filing fees                                              5,757
--------------------------------------------------------------------------------
Other                                                                    44,503
                                                                   ------------
Total expenses                                                        1,918,701
Less reduction to custodian expenses                                     (8,535)
                                                                   ------------
Net expenses                                                          1,910,166

================================================================================
Net Investment Income                                                 2,654,379

================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                         (12,930,844)
Closing of futures contracts                                           (245,883)
                                                                   ------------
Net realized gain (loss)                                            (13,176,727)
--------------------------------------------------------------------------------

Net change in unrealized
appreciation (depreciation) on:

Investments                                                          (5,224,980)
Translation of assets and liabilities denominated in foreign
currencies                                                                  146
                                                                   ------------
Net change                                                           (5,224,834)
                                                                   ------------
Net realized and unrealized gain (loss)                             (18,401,561)

================================================================================
Net Decrease in Net Assets Resulting from Operations               $(15,747,182)
                                                                   ============

See accompanying Notes to Financial Statements.

                 20 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended October 31,                                                                          2001              2000
======================================================================================================================

Operations
Net investment income (loss)                                                            $  2,654,379      $  5,482,851
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                 (13,176,727)          876,388
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                      (5,224,834)        7,315,758
                                                                                        ------------------------------
Net increase (decrease) in net assets resulting from operations                          (15,747,182)       13,674,997
======================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                                                   (2,498,703)       (5,346,316)
Class B                                                                                     (195,117)         (433,607)
Class C                                                                                      (40,745)          (95,557)
Class N                                                                                          (10)               --
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                           --       (24,684,807)
Class B                                                                                           --        (2,228,825)
Class C                                                                                           --          (532,698)
Class N                                                                                           --                --
======================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                                  (15,345,653)      (95,971,778)
Class B                                                                                   (1,061,078)       (4,269,245)
Class C                                                                                     (637,673)       (1,444,164)
Class N                                                                                        1,730                --
======================================================================================================================
Net Assets
Total decrease                                                                           (35,524,431)     (121,332,000)
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      166,067,865       287,399,865
                                                                                        ------------------------------
End of period [including undistributed (overdistributed) net investment
income of $685,142 and $340,901, respectively]                                          $130,543,434      $166,067,865
                                                                                        ==============================

See accompanying Notes to Financial Statements.

                  21 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A         Year Ended October 31,                 2001            2000            1999             1998             1997
=============================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $14.23          $15.03          $15.45           $16.81           $16.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .26/1/          .44             .44              .45              .51/2/
Net realized and unrealized gain (loss)               (1.69)/1/         .68            (.01)             .45             2.25/2/
                                                   --------------------------------------------------------------------------
Total income (loss) from
investment operations                                 (1.43)           1.12             .43              .90             2.76
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.26)           (.44)           (.44)            (.45)            (.56)
Distributions from net realized gain                     --           (1.48)           (.41)           (1.81)           (1.39)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.26)          (1.92)           (.85)           (2.26)           (1.95)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.54          $14.23          $15.03           $15.45           $16.81
                                                   ==========================================================================
=============================================================================================================================
Total Return, at Net Asset Value/3/                  (10.12)%          8.27            2.62%            5.93%           18.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $112,864        $144,244        $258,159         $298,558         $243,267
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $128,477        $172,514        $293,677         $268,715         $238,821
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                  1.88%/1/        2.88%           2.72%            2.96%            3.17%
Expenses                                               1.19%           1.11%           1.04%            1.04%/5/         1.11%/5/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 164%             34%            122%              97%              98%

1. Without the adoption of
the change in amortization method as discussed in Note 1 in the Notes to
Financial Statements, these amounts would have been:

 

Net
investment income Change less than $0.005 Net realized and unrealized gain
(loss) Change less than $0.005 Net investment income ratio 1.92%

2. Per share amounts
calculated based on the average shares outstanding during the period. 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 22 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

Class B         Year Ended October 31,                 2001            2000            1999             1998             1997
=============================================================================================================================

Per Share Operating Data
Net asset value, beginning of period                 $14.43          $15.20          $15.62           $16.99           $16.16
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .15/1/          .30             .31              .36              .40/2/
Net realized and unrealized gain (loss)               (1.70)/1/         .73              --              .43             2.27/2/
                                                   --------------------------------------------------------------------------
Total income (loss) from
investment operations                                 (1.55)           1.03             .31              .79             2.67
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.16)           (.32)           (.32)            (.35)            (.45)
Distributions from net realized gain                     --           (1.48)           (.41)           (1.81)           (1.39)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.16)          (1.80)           (.73)           (2.16)           (1.84)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.72          $14.43          $15.20           $15.62           $16.99
                                                   ==========================================================================
=============================================================================================================================
Total Return, at Net Asset Value/3/                  (10.79)%          7.48%           1.84%            5.10%           17.96%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)            $14,770         $17,892         $23,522          $21,754           $8,720
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $16,569         $19,643         $24,648          $14,235           $6,183
Ratios to average net assets:/4/
Net investment income                                  1.14%/1/        2.12%           1.97%            2.19%            2.32%
Expenses                                               1.94%           1.87%           1.80%            1.80%/5/         1.89%/5/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 164%             34%            122%              97%              98%

1. Without the adoption of
the change in amortization method as discussed in Note 1 in the Notes to
Financial Statements, these amounts would have been:

        Net investment income                     $ 0.16
        Net realized and unrealized gain (loss)   $(1.71)
        Net investment income ratio                 1.18%

2. Per share amounts
calculated based on the average shares outstanding during the period. 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized for periods of less than one full year.
5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 23 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class C         Year Ended October 31,                 2001            2000            1999             1998             1997
=============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                 $14.08          $14.88          $15.31           $16.70           $15.93
-----------------------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment income                                   .13/1/          .28             .32              .37             .44/2/
Net realized and unrealized gain (loss)               (1.64)/1/         .72            (.01)             .40            2.19/2/
                                                   --------------------------------------------------------------------------
Total income (loss) from
investment operations                                 (1.51)           1.00             .31              .77             2.63
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.16)           (.32)           (.33)            (.35)            (.47)
Distributions from net realized gain                     --           (1.48)           (.41)           (1.81)           (1.39)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.16)          (1.80)           (.74)           (2.16)           (1.86)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $12.41          $14.08          $14.88           $15.31           $16.70
                                                   ==========================================================================
=============================================================================================================================
Total Return, at Net Asset Value/3/                  (10.76)%          7.44%           1.84%            5.10%           17.93%
=============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)             $2,893          $3,931          $5,719           $4,824           $1,473
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $3,280          $4,255          $5,876           $2,861           $  805
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                  1.14%/1/        2.13%           1.97%            2.18%            2.18%
Expenses                                               1.94%           1.86%           1.80%            1.80%/5/         1.92%/5/
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 164%             34%            122%              97%              98%

1. Without the adoption of
the change in amortization method as discussed in Note 1 in the Notes to
Financial Statements, these amounts would have been:

        Net investment income                        $ 0.14
        Net realized and unrealized gain (loss)      $(1.65)
        Net investment income ratio                    1.18%

2. Per share amounts
calculated based on the average shares outstanding during the period. 3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 24 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

Class N           Period Ended October 31,                              2001/1/
================================================================================
Per Share Operating Data
Net asset value, beginning of period                                  $13.74
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                    .12/2/
Net realized and unrealized gain (loss)                                (1.20)/2/
Total income (loss) from
investment operations                                                  (1.08)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                    (.14)
Distributions from net realized gain                                      --
                                                                      ----------
Total dividends and/or distributions
to shareholders                                                         (.14)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $12.52
                                                                      ==========

================================================================================
Total Return, at Net Asset Value/3/                                    (7.90)%

================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                  $2
--------------------------------------------------------------------------------
Average net assets (in thousands)                                         $1
--------------------------------------------------------------------------------
Ratios to average net assets:/4/
Net investment income                                                   1.04%/2/
Expenses                                                                1.68%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                 164%

1.   For the period from March 1, 2001 (inception of offering) to October 31,
     2001.

2.

Without the adoption of the change in amortization method as discussed in Note 1 in the Notes to Financial Statements, these amounts would have been:

 

Net
investment income Change less than $0.005 Net realized and unrealized gain
(loss) Change less than $0.005 Net investment income ratio 1.08%

3. Assumes a $1,000
hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                 25 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies

Oppenheimer Disciplined
Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the
Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds,
U.S. Government securities and money market instruments, according to changing market conditions. The Fund’s investment advisor is OppenheimerFunds, Inc.
(the Manager).

        The
Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC).
Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A,
B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation.
Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The
effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

                 26 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------

Repurchase Agreements. The
Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Allocation of Income,
Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class.
Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Directors’
Compensation. The Fund has adopted an unfunded retirement plan for the
Fund’s independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2001, the Fund’s projected benefit obligations were decreased by $22,335 and payments of $4,678 were made to retired directors, resulting in an accumulated liability of $31,916 as of October 31, 2001.

        The
Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more
Oppenheimer funds selected by the director. The amount paid to the Board of
Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------

Federal Taxes. The Fund
intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        As
of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                Expiring
                ---------------------------------------
                2008                        $   167,496
                2009                         13,696,976
                                            -----------
                Total                       $13,864,472
                                            ===========

--------------------------------------------------------------------------------

Dividends and Distributions
to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                 27 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
1.Significant Accounting Policies Continued

Classification of Dividends
and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

        The
Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
October 31, 2001, amounts have been reclassified to reflect a decrease in additional paid-in capital of $63,958, an increase in undistributed net investment income of $424,437, and an increase in accumulated net realized loss on investments of $360,479. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------

Investment Income. Dividend
income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date.
Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------

Other. The Fund adopted the
provisions of the AICPA Audit and Accounting Guide for Investment Companies, as
revised, effective for fiscal years beginning after December 15, 2000. The Fund elected to begin amortizing premiums on debt securities effective January 1,
2001. Prior to this date, the Fund did not amortize premiums on debt securities.
The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $334,874 decrease to cost of securities and a corresponding $334,874 decrease in net unrealized depreciation, based on securities held as of December 31, 2000. For the year ended October 31, 2001, interest income decreased by $60,788, net realized loss on investments increased by $149,747, and the change in net unrealized depreciation on investments decreased by $210,535.

        The
preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                 28 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

================================================================================
2. Shares of Capital Stock

The Fund has authorized 550
million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                      Year Ended October 31, 2001/1/        Year Ended October 31, 2000
                                      Shares               Amount           Shares               Amount
-------------------------------------------------------------------------------------------------------

Class A
Sold                                 453,469         $  6,078,435          473,867        $   6,576,278
Dividends and/or
distributions reinvested             182,218            2,404,510        1,778,259           24,217,286
Redeemed                          (1,772,576)         (23,828,598)      (9,290,842)        (126,765,342)
                                  ---------------------------------------------------------------------
Net increase (decrease)           (1,136,889)        $(15,345,653)      (7,038,716)       $ (95,971,778)
                                  =====================================================================
-------------------------------------------------------------------------------------------------------
Class B
Sold                                 229,496         $  3,127,331          236,370        $   3,332,225
Dividends and/or
distributions reinvested              13,741              184,308          187,074            2,584,174
Redeemed                            (322,213)          (4,372,717)        (730,656)         (10,185,644)
                                  ---------------------------------------------------------------------
Net increase (decrease)              (78,976)        $ (1,061,078)        (307,212)       $  (4,269,245)
                                  =====================================================================
-------------------------------------------------------------------------------------------------------
Class C
Sold                                  63,616         $    848,633           88,178        $   1,218,700
Dividends and/or
distributions reinvested               3,008               39,397           43,934              592,281
Redeemed                            (112,706)          (1,525,703)        (237,266)          (3,255,145)
                                  ---------------------------------------------------------------------
Net increase (decrease)              (46,082)        $   (637,673)        (105,154)       $  (1,444,164)
                                  =====================================================================
-------------------------------------------------------------------------------------------------------
Class N
Sold                                     131         $      1,730               --        $          --
Dividends and/or
distributions reinvested                  --                   --               --                   --
Redeemed                                  --                   --               --                   --
                                  ---------------------------------------------------------------------
Net increase (decrease)                  131         $      1,730               --        $          --
                                  =====================================================================

1. For the year ended
October 31, 2001, for Class A, B and C shares and for the period from March 1,
2001 (inception of offering) to October 31, 2001, for Class N shares.

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of
purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2001, were $224,097,528 and
$234,095,437, respectively.

As of October 31, 2001,
unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $129,855,212 was:

        Gross unrealized appreciation                $ 7,658,098
        Gross unrealized depreciation                 (9,066,882)
                                                     -----------
        Net unrealized appreciation (depreciation)   $(1,408,784)
                                                     ===========

                 29 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management
fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The
Fund’s management fee for the year ended October 31, 2001, was an annualized rate of 0.625%.

--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------

Transfer Agent Fees.
OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. OFS has voluntarily undertaken to waive a portion of its transfer agent fee for Classes A, B, C and N shares. This voluntary waiver of expenses limits transfer agent fees to 0.35% of average net assets for Classes
A, B, C and N shares effective October 1, 2001.

--------------------------------------------------------------------------------

Distribution and Service
Plan Fees. Under its General Distributor’s Agreement with the Manager, the
Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to
(or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                         Aggregate           Class A     Commissions        Commissions        Commissions        Commissions
                         Front-End         Front-End      on Class A         on Class B         on Class C         on Class N
                     Sales Charges     Sales Charges          Shares             Shares             Shares             Shares
                        on Class A       Retained by     Advanced by        Advanced by        Advanced by        Advanced by
Year Ended                  Shares       Distributor     Distributor/1/     Distributor/1/     Distributor/1/     Distributor/1/
-----------------------------------------------------------------------------------------------------------------------------

October 31, 2001          $109,771           $72,391         $10,575            $88,402             $5,518                 $7

1. The Distributor advances
commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                Class A                 Class B                 Class C                 Class N
                    Contingent Deferred     Contingent Deferred     Contingent Deferred     Contingent Deferred
                          Sales Charges           Sales Charges           Sales Charges           Sales Charges
                               Retained                Retained                Retained                Retained
Year Ended               by Distributor          by Distributor          by Distributor          by Distributor
---------------------------------------------------------------------------------------------------------------

October 31, 2001                   $925                 $53,529                    $975                      $-

The Fund has adopted a
Service Plan for Class A shares and Distribution and Service Plans for Class B,
Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

                 30 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------

Class A Service Plan Fees.
Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions.
The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 31, 2001, payments under the Class A plan totaled $319,036, all of which were paid by the
Distributor to recipients, and included $210,913 paid to an affiliate of the
Manager. Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

Class B, Class C and Class
N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the
Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The
Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class
C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

        The
Distributor’s actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of
Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended October 31, 2001, were as follows:

                                                   Distributor's        Distributor's
                                                       Aggregate            Aggregate
                                                    Unreimbursed         Unreimbursed
                  Total Payments  Amount Retained       Expenses     Expenses as % of
                      Under Plan   by Distributor     Under Plan  Net Assets of Class
-------------------------------------------------------------------------------------

Class B Plan            $165,687         $129,507       $563,721                 3.82%
Class C Plan              32,808            6,569         75,238                 2.60
Class N Plan                   5                3             --                   --

                  31 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
5.Futures Contracts

        A
futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices “financial futures” or debt securities “interest rate futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

        The
Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

        Upon
entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

        Securities
held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of
Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the
Statement of Operations as closing and expiration of futures contracts.

        Risks
of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                  32 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

================================================================================
6. Illiquid or Restricted Securities

As of October 31, 2001,
investments in securities included issues that are illiquid or restricted.
Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of
Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2001, was $3,140,080, which represents 2.41% of the
Fund’s net assets, of which $300 is considered restricted. Information concerning restricted securities is as follows:

                                                                                       Unrealized
                               Acquisition                    Valuation as of        Appreciation
Security                              Date       Cost        October 31, 2001       (Depreciation)
-------------------------------------------------------------------------------------------------

Stocks and/or Warrants
Geotek Communications, Inc.,
Series B (Escrowed)                 1/4/01       $400                    $300               $(100)
=================================================================================================

7. Bank Borrowings

The Fund may borrow from a
bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%.
The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

        The
Fund had no borrowings outstanding during the year ended or at October 31, 2001.
Effective November 13, 2001, the Fund will no longer participate in this agreement.

                  33 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                      B-6A-6

                                                    Appendix A

                                                RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard &amp: Poor's Rating Services
-------------------------------------------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard &amp: Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

                                          Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
-------------------------------------------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD'
obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
`DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below
50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process;
those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated
`D' have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+"
to denote any exceptionally strong credit feature.
F2:  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.
F3:  Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:   High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:   Default. Denotes actual or imminent payment default.

                                                      C-1B-1

                                                    Appendix B

-------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
-------------------------------------------------------------------------------------------------------------------

Aerospace/Defense                                           Food and Drug Retailers
Air Transportation                                          Gas Utilities
Asset-Backed                                                Health Care/Drugs
Auto Parts and Equipment                                    Health Care/Supplies &amp: Services
Automotive                                                  Homebuilders/Real Estate
Bank Holding Companies                                      Hotel/Gaming
Banks                                                       Industrial Services
Beverages                                                   Information Technology
Broadcasting                                                Insurance
Broker-Dealers                                              Leasing &amp: Factoring
Building Materials                                          Leisure
Cable Television                                            Manufacturing
Chemicals                                                   Metals/Mining
Commercial Finance                                          Nondurable Household Goods
Communication Equipment                                     Office Equipment
Computer Hardware                                           Oil - Domestic
Computer Software                                           Oil - International
Conglomerates                                               Paper
Consumer Finance                                            Photography
Consumer Services                                           Publishing
Containers                                                  Railroads &amp: Truckers
Convenience Stores                                          Restaurants
Department Stores                                           Savings &amp: Loans
Diversified Financial                                       Shipping
Diversified Media                                           Special Purpose Financial
Drug Wholesalers                                            Specialty Printing
Durable Household Goods                                     Specialty Retailing
Education                                                   Steel
Electric Utilities                                          Telecommunications - Long Distance
Electrical Equipment                                        Telephone - Utility
Electronics                                                 Textile, Apparel &amp: Home Furnishings
Energy Services                                             Tobacco
Entertainment/Film                                          Trucks and Parts
Environmental                                               Wireless Services
 Food

                                                       C-15
                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares11 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.12
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2)   non-qualified deferred compensation plans,
         3)   employee benefit plans13
         4)   Group Retirement Plans14
         5)   403(b)(7) custodial plan accounts
         6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                  I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

     There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."15 This waiver provision applies to:

|_|      Purchases of Class A shares aggregating $1 million or more.

-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales charge prior to March 1, |_|  2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1)   through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for those purchases, or

         2)   by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
     Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1)   The record keeping is performed by Merrill Lynch Pierce Fenner &amp: Smith, Inc. ("Merrill

              Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
              Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
              Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").

         2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
              Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill
              Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3)   The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees
              (as determined by the Merrill Lynch plan conversion manager).

     Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.

                             II. Waivers of Class A Sales Charges of Oppenheimer Funds

-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
         Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
         Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisors that have entered into an agreement with the
         Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment advisor provides administration services.
|-|

     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
     Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
         Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
     To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).

|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         2)   To return excess contributions.
         3)   To return contributions made due to a mistake of fact.
         4)   Hardship withdrawals, as defined in the plan.16
         5)   Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal

              Revenue Code.

         8)   For loans to participants or beneficiaries.
         9)   Separation from service.17
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
              Distributor.
         11)  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
         Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|_|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions18 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

         2)   To return excess contributions made to a participant's account.
         3)   To return contributions made due to a mistake of fact.
         4)   To make hardship withdrawals, as defined in the plan.19
         5)   To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal

              Revenue Code.

         8)   For loans to participants or beneficiaries.20
         9)   On account of the participant's separation from service.21
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
         11)  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
              10% of the account's value, adjusted annually.
         13)  Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
              Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

     Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of

                                           Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
     acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the
         Former Quest for Value Funds, or
     purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November
         24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

                      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
              Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

                      Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
              Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

                      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A
              contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
              withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

              Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24,
     1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class
     A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a
     Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest
     For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders
                                    of Connecticut Mutual Investment Accounts, Inc.

--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment advisor to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

                      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other
              Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
              CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:

         1)   persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were
              $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the
              Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that
              Fund or other Former Connecticut Mutual Funds, and
         2)   persons whose intended purchases under a Statement of Intention entered into prior to March 18,
              1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
                      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

         1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the
              Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
              Connecticut Mutual Funds or a Fund into which such Fund merged;
         2)   any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3)   Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4)   employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
              prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5)   one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6)   an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
              Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;

     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

           VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

--------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

        VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
         Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the
         Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee
         retirement plans for which the dealer, broker, or investment advisor provides administrative services.|_|

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Disciplined Allocation Fund
-------------------------------------------------------------------------------------------------------------------

Internet Website:

         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue,
         New York, New York 10018

Distributor

         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue,
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.525.7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

         Mayer, &amp:Brown, Rowe &amp: Maw
         1675 Broadway

         New York, New York 10019

1234

PX205.001.0202

-------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer Value Fund

-------------------------------------------------------------------------------------------------------------------

6803 S. Tucson Way, Englewood, CO 80112
1.800.525.7048

Statement of Additional Information dated February 28, 2002

         This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated February 28, 2002. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent,
OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

                                                        80
-------------------------------------------------------------------------------------------------------------------
A B O U T  T H E  F U N D
-------------------------------------------------------------------------------------------------------------------

                        Additional Information About the Fund's Investment Policies and Risks

         The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all.

         |X|  Value Investing. In selecting equity investments for the Fund's portfolio, the portfolio manager currently uses a value investing style coupled with fundamental analysis of issuers. In using a value approach, the manager looks for stocks and other equity securities that appear to be temporarily undervalued, by various measures, such as price/earnings ratios. Value investing seeks stocks having prices that are low in relation to their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings when other investors realize the intrinsic value of the stock.

         Using value investing requires research as to the issuer's underlying financial condition and prospects.
Some of the measures used to identify these securities include, among others:
o        Price/Earnings ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
o        Price/book value ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value.
o        Dividend Yield, which is measured by dividing the annual dividend by the stock price per share.
o        Valuation of Assets which compares the stock price to the value of the company's underlying assets, including their projected value in the marketplace and liquidation value.

         |X|  Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the Manager's use of its investment strategies and its judgment of where the best market opportunities are to seek the Fund's objective.

         At times, the market may favor or disfavor securities of issuers of a particular capitalization range.
Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.
         |X|  Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That limit does not apply to warrants and rights that the Fund has acquired as part of units of securities or that are attached to other securities. No more than 2% of the Fund's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange.

         Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |X|  Convertible Securities. While many convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into equity securities) causes the Manager to regard them more as "equity equivalents." In those cases, the rating assigned to the security has less impact on the
Manager's investment decision than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |X|  Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest prior to maturity rates decline. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

         |X|  Foreign Securities. The Fund can purchase up to 25% of its total assets in certain equity and debt securities issued or guaranteed by foreign companies or of foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the
United States and debt securities of foreign governments and their agencies and instrumentalities. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets. As stated in the Prospectus, the Fund does not concentrate 25% or more of its total assets in the securities of any one foreign government.

         Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities"
for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Because the Fund can purchase securities denominated in foreign currencies, a change in the value of a foreign currency against the U.S. dollar could result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the
Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the
U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o        Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        foreign exchange contracts;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        foreign withholding taxes on interest and dividends;
o        possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o        Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objective.

         |X|  Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, depending on market conditions. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

         |X|  Investments in Bonds and Other Debt Securities. The Fund can invest in bonds, debentures and other debt securities under normal market conditions. Because the Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Fund's assets will be invested in debt securities. However, if market conditions suggest that debt securities may offer better growth opportunities than stocks, or if the Manager determines to seek a higher income for liquidity purposes, the
Manager might shift up to 10% of the Fund's net assets into debt securities.

         The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service,
Inc., ("Moody's") or at least "BBB" by Standard &amp: Poor's Rating Services ("S&amp:P") or Fitch, Inc.
&amp:("Fitch") or that have comparable ratings by another nationally recognized rating organization. In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If the securities that the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         |X|  Special Risks of Lower-Grade Securities. It is not anticipated that the Fund will invest a substantial portion of its assets in lower-grade debt securities. Because lower-grade securities tend to offer higher yields than investment-grade securities, the Fund may invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities might be a reason they are selected for the Fund's portfolio). High-yield convertible debt securities might be selected as "equity substitutes," as described above but are subject to the Fund's limitation on its investment in debt securities as stated in the Prospectus.

         "Lower-grade" debt securities are those rated below "investment grade," which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by &amp:&amp:S&amp:P or Fitch or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "B" at the time the Fund buys them.

         Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.
An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

         However, the Fund's limitations on buying these investments may reduce the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

         While securities rated "Baa" by Moody's or "BBB" by &amp:&amp:S&amp:P or Fitch are
investment grade and are not regarded as junk bonds, those securities may be subject to greater risks than other investment-grade securities, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, &amp:S&amp:P and Fitch&amp: are included in Appendix A to this Statement of
Additional Information.

o        Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

         |X|  Floating Rate and Variable Rate Obligations.  Some securities the Fund can purchase have variable or floating interest rates.  Variable rates are adjusted at stated periodic intervals.  Variable rate obligations can have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

         The interest rate on a floating rate demand note is adjusted automatically according to a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard.
The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

|X|      Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or instrumentalities or by private issuers. These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

         Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities of the U.S.
government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.  Mortgage-related securities issued by private issuers have greater credit risk.

         As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

         In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages, and it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. As a result, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

         Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

         During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the
Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

         As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them. Their values may also be affected by changes in government regulations and tax policies.

o        Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates. They may be collateralized by:
(6)      pass-through certificates issued or guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac,
(7)      unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the
                             Department of Veterans' Affairs,
(8)      unsecuritized conventional mortgages,
(9)      other mortgage-related securities, or
(10)     any combination of these.

         Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index. These are floating rate CMOs, and typically have a cap on the coupon rate.  Inverse floating rate CMOs have a coupon rate that moves in the opposite direction of an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

         |X|  U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only if the
Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

o        U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued),
Treasury notes (maturities of one to 10 years), and Treasury bonds (maturities of more than 10 years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and Treasury Inflation-Protection Securities
("TIPS").

o        Treasury Inflation-Protection Securities. The Fund can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o        Obligations Issued or Guaranteed by U.S. Government Agencies or Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage
Association ("GNMA") pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as Federal National Mortgage
Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").

|X|      U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

o        GNMA Certificates.  The Government National Mortgage Association is a wholly-owned corporate instrumentality of the United States within the U.S. Department of Housing and Urban Development.  GNMA's
principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.  Ginnie
Maes are debt securities representing an interest in one mortgage or a pool of mortgages that are insured by the
Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration

         The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest
(net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

         The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by
GNMA.  In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments.  If the issuers fail to make those payments, GNMA will do so.

         Under federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools.  An opinion of an Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties
"constitute general obligations of the United States backed by its full faith and credit."  GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

         Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA.  Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

         Monthly payments of principal will be made, and additional prepayments of principal may be made, to the
Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.  While the mortgages on one-to-four family dwellings underlying certain
Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o        Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a corporate instrumentality of the
United States, issues FHLMC Certificates representing interests in mortgage loans.  FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(iv)     interest payments less servicing and guarantee fees,
(v)      principal prepayments, and

(vi)     the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC Certificate, in each case whether or not such amounts are actually received.

              The obligations of FHLMC under its guarantees are obligations solely of FHLMC and are not backed by the full faith and credit of the United States.

o        Federal National Mortgage  Association (Fannie Mae) Certificates.  Fannie Mae, a  federally-chartered  and privately-owned  corporation,  issues Fannie Mae Certificates which are backed by a pool of mortgage loans.  Fannie
Mae  guarantees  to each  registered  holder of a Fannie Mae  Certificate  that the  holder  will  receive  amounts representing the holder's  proportionate  interest in scheduled principal and interest payments,  and any principal prepayments,  on the mortgage  loans in the pool  represented  by such  Certificate,  less  servicing and guarantee fees, and the holder's  proportionate  interest in the full principal  amount of any foreclosed or other liquidated mortgage  loan.  In each case the  guarantee  applies  whether or not those  amounts  are  actually  received.  The obligations  of Fannie  Mae under its  guarantees  are  obligations  solely of Fannie Mae and are not backed by the full faith and credit of the United States or any of its agencies or instrumentalities other than Fannie Mae.

|X|      Zero-Coupon U.S. Government Securities.  The Fund may buy zero-coupon U.S. government securities. These will typically be U.S. Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

         Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

         |X|  "Stripped" Mortgage-Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

         Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

         The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

         |X|  Money Market Instruments and Short-Term Debt Obligations. The Fund can invest in a variety of high quality money market instruments and short-term debt obligations, both under normal market conditions and for defensive purposes. The following is a brief description of the types of money market securities and short-term debt obligations the Fund can invest in. Those money market securities are high-quality, short-term debt instruments that are issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The Fund's investments in foreign money market instruments and short-term debt obligations are subject to its limits on investing in foreign securities and the risks of foreign investing, described above.

o        U.S. Government Securities. These include obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

o        Bank Obligations. The Fund can buy time deposits, certificates of deposit and bankers' acceptances. They must be :
o        obligations issued or guaranteed by a domestic or foreign bank (including a foreign branch of a domestic bank) having total assets of at least $1 billion,
o        banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a
                           U.S. commercial bank with total assets of at least U.S. $1 billion.

         The Fund can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in two days or less. "Banks" include commercial banks, savings banks and savings and loan associations.

o        Commercial Paper. The Fund can invest in commercial paper if it is rated within the top two rating categories of &amp:S&amp:P and Moody's. If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by &amp:S&amp:P or "Aa" by Moody's.

         The Fund can buy commercial paper, including U.S. dollar-denominated securities of foreign branches of
U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund.

o        Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the
Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit.

         Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand.

         The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities, described in the Prospectus.
Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets.

|X|      "When-Issued" and "Delayed-Delivery" Transactions.  The Fund can purchase securities on a "when-issued"
basis, and may purchase or sell securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery"
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

         The Fund may engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time the obligation is entered into.  When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.
Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received.  The
Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

         When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

         |X|  Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company Act of 1940 (the `Investment
Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         |X|  Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's
Board of Directors, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         As a fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than two days.
Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The Fund currently does not intend to invest more than 5% of its total assets in illiquid and restricted securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X|  Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. As a fundamental policy, these loans are limited to not more than 33 1/3% of the value of the
Fund's total assets. The Fund presently does not intend to engage in loans of securities but may do so in the future.

         There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         |X|  Hedging.  The Fund can use hedging instruments. It is not obligated to use them in seeking its objective although it can write covered calls to seek high current income if the Manager believes that it is appropriate to do so. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o        sell futures contracts, or
o        write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

         The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could buy futures.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the
Manager's discretion, as described below.  The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o        Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3)
other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies
(these are referred to as "forward contracts"), or (5) securities.

         A broadly-based stock index is used as the basis for trading stock index futures. An index may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

         No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o        Writing Covered Call Options. Under its fundamental policies, the Fund is permitted to write (that is, sell) covered calls on securities, indices, futures and forward contracts. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for calls on futures and indices, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised. Up to 20% of the Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

         The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.  OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         If the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary
U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         The Fund may realize a profit if a call it has written expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  Because of the Fund's fundamental policies prohibiting the purchase of call options, the Fund cannot effect closing purchase transactions to terminate calls it has written.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on its books an equivalent dollar amount of liquid assets.  The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future.  Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o        Selling Call Options on Foreign Currencies. The Fund can sell calls on foreign currencies. They include calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S.
dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o        Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund could pay a brokerage commission each time it sells a call, or sells an underlying investment in connection with the exercise of a call. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the
Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by selling futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o        Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund may also use "cross-hedging" where the
Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving  dividend payments in a foreign currency, the Fund might desire to
"lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency.
When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the
Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the
Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the
Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although  the Fund  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  The Fund may convert  foreign  currency from time to time, and will incur costs in doing so. Foreign  exchange  dealers do not charge a fee for conversion,  but they do seek to realize a profit  based on the  difference  between  the prices at which they buy and sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the Fund at one rate,  while  offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o        Interest Rate Swap Transactions.  The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The
Fund can enter into swaps only on securities that it owns. Also, the Fund will identify on its books liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

         Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o        Regulatory Aspects of Hedging Instruments.  When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC").  In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position.  However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the
Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o        Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the
Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the
Internal Revenue Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)      gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)      gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

                                              Investment Restrictions

         |X|  What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:
o        67% or more of the shares  present or  represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o        more than 50% of the outstanding shares.

         Policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

         |X|  Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o        The Fund cannot issue senior securities. However, it can make payments or deposits of margin in connection with options or futures transactions, lend its portfolio securities, enter into repurchase agreements, borrow money and pledge its assets as permitted by its other fundamental policies. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the
Fund's assets are not deemed to be senior securities.

o        The Fund cannot invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than securities of the U.S. government or its agencies) of any one issuer or invest more than 15% of its total assets in the obligations of any one bank. This restriction applies to repurchase agreements with any one bank or dealer. Additionally, the Fund cannot purchase more than either 10%
principal amount of the outstanding debt securities of an issuer, or 10% of the outstanding voting securities of an issuer. This restriction shall not apply to securities issued or guaranteed by the U.S. government or its agencies, bank instruments or bank repurchase agreements.

o        The Fund cannot invest more than 25% of the value of its total assets in the securities of issuers in any single industry. However, this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (for example, gas, gas transmission, electric or telephone) shall be considered to be a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment. The Fund has undertaken as a matter of non-fundamental policy to apply this restriction to 25% or more of its total assets.

o        The Fund cannot, by itself or together with any other fund, portfolio or portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

o        The Fund cannot purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. It can also purchase in the open market securities of closed-end investment companies if no underwriter or dealer's commission or profit, other than the customary broker's commission is involved and only if immediately thereafter not more than 10% of the Fund's total assets, taken at market value, would be invested in such securities.

o        The Fund cannot purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate. However, the Fund can purchase securities of issuers that invest or deal an any of the above interests and can invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange.

o        The Fund cannot purchase any securities on margin or make short sales of securities or maintain a short position. However, the Fund can obtain such short- term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered to be the purchase of a security on margin.

o        The Fund cannot make loans. However, the Fund may lend portfolio securities in accordance with the
Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value. The Fund can also enter into repurchase agreements, and purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

o        The Fund cannot borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing. It can borrow only from banks as a temporary measure for extraordinary or emergency purposes.
It cannot make investments in portfolio securities while such outstanding borrowings exceed 5% of its total assets.

o        The Fund cannot allow its current obligations under reverse repurchase agreements, together with borrowings, to exceed 1/3 of the value of its total assets (less all its liabilities other than the obligations under borrowings and such agreements).

o        The Fund cannot mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings as mentioned in its restriction on borrowing, above. In that case such mortgaging, pledging or hypothecating may not exceed 10%
of the Fund's total assets, taken at market value at the time of the borrowing. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the Fund's custodian bank and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a
"when-issued" basis are not deemed to be pledges.

o        The Fund cannot underwrite securities of other issuers. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 in reselling its portfolio securities.

o        The Fund cannot write, purchase or sell puts, calls or combinations thereof, except that it can write covered call options.

o        The Fund cannot invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities.
However, up to 25% of the total assets of the Fund may be invested in the aggregate in such securities that are
(i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof,
(ii) assumed or guaranteed by domestic issuers (including Eurodollar securities), or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange.

o        The Fund cannot invest more than 10% in the aggregate of the value of its total assets in repurchase agreements maturing in more than seven days, time deposits maturing in more than two days, portfolio securities that do not have readily available market quotations and all other illiquid assets.

         For purposes of the fundamental investment restrictions, the term "borrow" does not include mortgage dollar rolls, reverse repurchase agreements or lending portfolio securities. The terms "illiquid securities" and
"portfolio securities that do not have readily available market quotations" include restricted securities.
However, reverse repurchase agreements are treated as borrowings, master demand notes may be deemed to be illiquid securities and mortgage dollar rolls are sales transactions and not financings.

         Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund is Managed

Organization and History. The Fund is one of two investment portfolios, or "series," of Oppenheimer Series Fund,
Inc. That corporation is an open-end, management investment company organized as a Maryland corporation in 1981, and was called Connecticut Mutual Investment Accounts, Inc. until March 18, 1996, when the Manager became the
Fund's investment advisor. The Fund is a diversified mutual fund. On March 18, 1996 the Fund changed its name from
Connecticut Mutual Growth Account to Oppenheimer Disciplined Value Fund and effective March 1, 2001 subsequently changed its name to Oppenheimer Value Fund.

         Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares.  The Directors may reclassify unissued shares of the Fund into additional series or classes of shares.  The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

         |X|  Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

         The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

         Shareholders of the Fund and of its parent corporation's other series vote together in the aggregate on certain matters at shareholders' meetings. Those matters include the election of Directors and ratification of appointment of the independent auditors. Shareholders of a particular series or class vote separately on proposals that affect that series or class. Shareholders of a series or class that is not affected by a proposal are not entitled to vote on the proposal. For example, only shareholders of a particular series vote on any material amendment to the investment advisory agreement for that series. Only shareholders of a particular class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class.

Board of Directors

         The Fund's parent corporation is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Articles of Incorporation.

         The Board of Directors has an Audit  Committee,  a Study Committee and a Proxy  Committee.  The members of the Audit Committee are Kenneth Randall  (Chairman),  Benjamin  Lipstein and Edward Regan. The Audit Committee held four meetings  during the Fund's fiscal year ended October 31, 2001.  The Audit  Committee  provides the Board with recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and  results  of audits and the audit fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning the Fund's internal  accounting  procedures,  and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The  members  of the Study  Committee  are  Benjamin  Lipstein  (Chairman),  Robert  Galli  and  Elizabeth
Moynihan.  The Study  Committee  held seven  meetings  during the Fund's  fiscal year ended  October 31, 2001.  The
Study  Committee  evaluates  and  reports  to the  Board on the  Fund's  contractual  arrangements,  including  the
Investment  Advisory and  Distribution  Agreements,  transfer and  shareholder  service  agreements  and  custodian agreements as well as the policies and  procedures  adopted by the Fund to comply with the  Investment  Company Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy  Committee are Edward Regan  (Chairman),  Russell  Reynolds and Clayton  Yeutter.
The Proxy  Committee held one meeting during the fiscal year ended October 31, 2001. The Proxy  Committee  provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Directors and Officers of the Fund.  The Fund's  Directors and officers and their  positions held with the Fund and length of service in such  position(s) and their principal  occupations and business  affiliations  during the past five years are listed below.  Each of the Directors  except Mr. Murphy is an  independent  director,  as defined in the Investment  Company Act. Mr. Murphy is an "interested  director,"  because he is affiliated with the Manager by virtue of his  positions as an officer and director of the Manager,  and as a  shareholder  of its parent  company.
Mr.  Murphy was elected as a Director of the Fund with the  understanding  that in the event his  affiliation  with the Manager is  terminated,  he will resign as a director of the Fund and the other Board I Funds for which he is a trustee or director. All of the Directors are Trustees or Directors of the following Oppenheimer funds22
(referred to as "Board I Funds"):

Oppenheimer California Municipal Fund                     Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                     Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                     Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                      Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                          Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                               Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                   Oppenheimer Special Value Fund
&amp:&amp:Oppenheimer Global Fund                 Oppenheimer Trinity Core Fund
Oppenheimer Global Growth &amp: Income Fund           Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold &amp: Special Minerals Fund          Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                   Oppenheimer U.S. Government Trust

         Messrs. Spiro, Murphy, Leavy, Bishop, Farrar, Molleur, Wixted and Zack and Mses. Feld and Ives
respectively hold the same offices with the other Board I Funds as with the Fund.  As of February 1, 2002, the
Directors and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by do not own
securities of either the Manager or
Distributor of the Board I Funds or
any person directly or indirectly
controlling, controlled by or under
common control with the Manager or
Distributor

         Mr. Reynolds has reported
that he has a controlling interest in
The Directorship Search Group, Inc., a
director recruiting firm that provided
consulting services to Massachusetts
Life Insurance Company (which controls
the Manager and the Distributor)
aggregating $100,000 for the calendar
year ended December 31, 2001, an
amount representing less than 5% of
the firm's annual revenues.  The
Independent Directors have unanimously
(except for Mr. Reynolds' abstention)
determined that the consulting
arrangements between The Directorship
Group, Inc. and Massachusetts Mutual
Life Insurance Company were not
material business or professional
relationships that would compromise
Mr. Reynolds' status as an Independent
Director.

Leon Levy, Chairman of the Board of
Directors, Age 75
280 Park Avenue, New York, New York
10017
General Partner of Odyssey Partners,
L.P. (investment partnership) (since
1982) and Chairman of Avatar Holdings,
Inc. (real estate development).

Donald W. Spiro, Vice Chairman and
Director, Age 75
Two World Trade Center, 34th Floor,
New York, New York 10048-0203
Formerly he held the following
positions: Chairman Emeritus (August
1991 - August 1999), Chairman
(November 1987 - January 1991) and a
director (January 1969 - August 1999)
of the Manager; President and Director
of OppenheimerFunds Distributor, Inc.,
a subsidiary of the Manager and the
Fund's Distributor (July 1978 -
January 1992).

Bridget A. Macaskill,* President and
Director, Age 52
Two World Trade Center, 34th Floor,
New York, New York 10048-0203
Chairman (since August 2000), Chief
Executive Officer (since September
1995) and a director (since December
1994) of the Manager; President (since
September 1995) and a director (since
October 1990) of Oppenheimer
Acquisition Corp., the Manager's
parent holding company; President,
Chief Executive Officer and a director
(since March 2000) of OFI Private
Investments, Inc., an investment
adviser subsidiary of the Manager;
Chairman and a director of Shareholder
Services, Inc. (since August 1994) and
Shareholder Financial Services, Inc.
(since September 1995), transfer agent
subsidiaries of the Manager; President
(since September 1995) and a director
(since November 1989) of Oppenheimer
Partnership Holdings, Inc., a holding
company subsidiary of the Manager;
President and a director (since
October 1997) of OppenheimerFunds
International Ltd., an offshore fund
management subsidiary of the Manager
and of Oppenheimer Millennium Funds
plc; a director of HarbourView Asset
Management Corporation (since July
1991) and of Oppenheimer Real Asset
Management, Inc. (since July 1996),
investment adviser subsidiaries of the
Manager; a director (since April 2000)
of OppenheimerFunds Legacy Program, a
charitable trust program established
by the Manager; a director of
Prudential Corporation plc (a U.K.
financial service company); President
and a trustee of other Oppenheimer
funds; formerly President of the
Manager (June 1991 - August 2000).

Robert G. Galli, Director, Age 67
19750 Beach Road, Jupiter Island,
Florida 33469
A Trustee or Director of other
Oppenheimer funds. Formerly he held
the following positions: Vice Chairman
(October 1995 - December 1997) and
Executive Vice President (December
1977 - October 1995) of the Manager;
Executive Vice President and a
director (April 1986 - October 1995)
of HarbourView Asset Management
Corporation.

Phillip A. Griffiths, Director, Age 62
97 Olden Lane, Princeton, N. J. 08540
The Director of the Institute for
Advanced Study, Princeton, N.J. (since
1991) and a member of the National
Academy of Sciences (since 1979);
formerly (in descending chronological
order) a director of Bankers Trust
Corporation, Provost and Professor of
Mathematics at Duke University, a
director of Research Triangle
Institute, Raleigh, N.C., and a
Professor of Mathematics at Harvard
University.

Benjamin Lipstein, Director, Age 77
591 Breezy Hill Road, Hillsdale, New
York 12529
Professor Emeritus of Marketing, Stern
Graduate School of Business
Administration, New York University.

Elizabeth B. Moynihan, Director, Age 71
801 Pennsylvania Avenue, N.W.,
Washington, D.C. 20004
  Author and architectural historian;
         a trustee of the Freer
         Gallery of Art (Smithsonian
         Institute), Executive
         Committee of Board of
         Trustees of the National
         Building Museum; a member of
         the Trustees Council,
         Preservation League of New
         York State.

Kenneth A. Randall, Director, Age 73
6 Whittaker's Mill, Williamsburg,
Virginia 23185
A director of Dominion Resources, Inc.
(electric utility holding company),
Dominion Energy, Inc. (electric power
and oil &amp: gas producer), and
Prime Retail, Inc. (real estate
investment trust); formerly President
and Chief Executive Officer of The
Conference Board, Inc. (international
economic and business research) and a
director of Lumbermens Mutual Casualty
Company, American Motorists Insurance
Company and American Manufacturers
Mutual Insurance Company.

Edward V. Regan, Director, Age 70
40 Park Avenue, New York, New York
10016
Chairman of Municipal Assistance
Corporation for the City of New York;
Senior Fellow of Jerome Levy Economics
Institute, Bard College; a director of
RBAsset (real estate manager); a
director of OffitBank; Trustee,
Financial Accounting Foundation (FASB
and GASB); President, Baruch College
of the City University of New York;
formerly New York State Comptroller
and trustee, New York State and Local
Retirement Fund.

Russell S. Reynolds, Jr., Director,
Age 69
8 Sound Shore Drive, Greenwich,
Connecticut 06830
Chairman of The Directorship Search
Group, Inc. (corporate governance
consulting and executive recruiting);
a director of Professional Staff
Limited (a U.K. temporary staffing
company); a life trustee of
International House (non-profit
educational organization), and a
trustee of the Greenwich Historical
Society.

Clayton K. Yeutter, Director, Age 70
10475 E. Laurel Lane, Scottsdale,
Arizona 85259
Of Counsel, Hogan &amp: Hartson (a
----------------------------------------------------------------------------------------------------------------------
Washington, D.C. law firm). Other
directorships: Caterpillar, Inc,
Zurich Financial Services; ConAgra,
Inc.; FMC Corporation; Texas
Instruments Incorporated; and
Weyerhaeuser Co. Formerly a director
of Farmers Group, Inc.

Christopher  Leavy,  Vice President and
Portfolio Manager, Age: 29
Senior Vice President  (since September
2000) of the Manager;  prior to joining
the Manager in September  2000,  he was
a portfolio  manager of Morgan  Stanley
Dean   Witter   Investment   Management
(from  1997)  prior  to  which he was a
portfolio  manager  and equity  analyst
of  Crestar  Asset   Management   (from
1995).
Andrew J. Donohue, Secretary, Age 50
Executive Vice President (since
January 1993), General Counsel (since
October 1991) and a director (since
September 1995) of the Manager;
Executive Vice President and General
Counsel (since September 1993) and a
director (since January 1992) of the
Distributor; Executive Vice President,
General Counsel and a director (since
September 1995) of HarbourView Asset
Management Corporation, Shareholder
Services, Inc., Shareholder Financial
Services, Inc. and Oppenheimer
Partnership Holdings, Inc., and of OFI
Private Investments, Inc. (since March
2000), and of Oppenheimer Trust
Company (since May 2000); President
and a director of Centennial Asset
Management Corporation (since
September 1995) and of Oppenheimer
Real Asset Management, Inc. (since
July 1996); General Counsel (since May
1996) and Secretary (since April 1997)
of Oppenheimer Acquisition
Corporation; Vice President and a
director (since September 1997) of
OppenheimerFunds International Ltd.
and Oppenheimer Millennium Funds plc;
a director (since April 2000) of
OppenheimerFunds Legacy Program, a
charitable trust program sponsored by
the Manager and of Trinity Investment
Management Corporation (since March
2000); an officer of other Oppenheimer
funds.

Brian W. Wixted, Treasurer, Principal
Financial and Accounting Officer, Age:
41
6803 South Tucson Way, Englewood,
Colorado 80112
Senior Vice President and Treasurer
(since March 1999) of the Manager;
Treasurer (since March 1999) of
HarbourView Asset Management
Corporation, Shareholder Services,
Inc., Oppenheimer Real Asset
Management Corporation, Shareholder
Financial Services, Inc. and
Oppenheimer Partnership Holdings,
Inc., and of OFI Private Investments,
Inc. (since March 2000) and of
OppenheimerFunds International Ltd.
and Oppenheimer Millennium Funds plc
(since May 2000); Treasurer (since May
2000) of Oppenheimer Trust Company;
Assistant Treasurer (since March 1999)
of Oppenheimer Acquisition Corporation
and of Centennial Asset Management
Corporation; an officer of other
Oppenheimer funds; formerly Principal
and Chief Operating Officer, Bankers
Trust Company - Mutual Fund Services
Division (March 1995 - March 1999);
Vice President and Chief Financial
Officer of CS First Boston Investment
Management Corp. (September 1991 -
March 1995).

Robert G. Zack, Assistant Secretary,
Age: 52
Two World Trade Center, New York, New
York 10048-0203
Senior Vice President (since May 1985)
and Associate General Counsel (since
May 1981) of the Manager, Assistant
Secretary of Shareholder Services,
Inc. (since May 1985), Shareholder
Financial Services, Inc. (since
November 1989); OppenheimerFunds
International Ltd. and Oppenheimer
Millennium Funds plc (since October
1997); an officer of other Oppenheimer
funds.

Robert J. Bishop, Assistant Treasurer,
Age: 42
6803 South Tucson Way, Englewood,
Colorado 80112
Vice President of the Manager/Mutual
Fund Accounting (since May 1996); an
officer of other Oppenheimer funds;
formerly an Assistant Vice President
of the Manager/Mutual Fund Accounting
(April 1994 - May 1996), and a Fund
Controller for the Manager.

Scott T. Farrar, Assistant Treasurer,
Age: 35
6803 South Tucson Way, Englewood,
Colorado 80112
Vice President of the Manager/Mutual
Fund Accounting (since May 1996);
Assistant Treasurer of Oppenheimer
Millennium Funds plc (since October
1997); an officer of other Oppenheimer
Funds; formerly an Assistant Vice

President of the Manager/Mutual Fund     Principal
Accounting (April 1994 - May 1996),      Occupation(s) During
and a Fund Controller for the Manager.   Past 5 Years / Other
                                         Directorships Held by
Independent Directors                    Director / Number of
                                         Portfolios in Fund                                  Aggregate Dollar Range
Name, Address,23 Age, Position(s) Held   Complex Overseen by       Dollar Range of Shares    of Shares Owned in any
with Fund and Length of Time Served24    Director                    Owned in the Fund        of the Board I Funds

----------------------------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Leon Levy, Chairman of     General Partner of Odyssey Partners, L.P.                    None              None
the Board of Directors     (investment partnership) (since 1982) and Chairman
Director since 1996        of the Board of Avatar Holdings, Inc. (real estate
Age: 76                    development) (since 1981). Director/trustee of 31
                           investment companies in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Robert G. Galli,           A Trustee or Director of other Oppenheimer funds.            None          Over $100,000
Director since 1996        Formerly Vice Chairman of the Manager (October 1995
Age: 68                    - December 1997). Director/trustee of 41 investment
                           companies in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Phillip A. Griffiths,      The Director of the Institute for Advanced Study,            None         $10,001-$50,000
Director since 1999        Princeton, N.J. (since 1991), director of GSI
Age: 63                    Lumonics (since 2001) and a member of the National
                           Academy of Sciences (since 1979); formerly (in
                           descending chronological order) a director of
                           Bankers Trust Corporation, Provost and Professor of
                           Mathematics at Duke University, a director of
                           Research Triangle Institute, Raleigh, N.C., and a
                           Professor of Mathematics at Harvard University.
                           Director/trustee of 30 investment companies in the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Benjamin Lipstein,         Professor Emeritus of Marketing, Stern Graduate              None          Over $100,000
Director since 1996        School of Business Administration, New York
Age: 78                    University. Director/trustee of 31 investment
                           companies in the OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Elizabeth B. Moynihan,     Author and architectural historian; a trustee of the         None            $50,001 -
Director since 1996        Freer Gallery of Art and Arthur M. Sackler Gallery
Age: 72                    (Smithsonian Institute), Trustees Council of the
                           National Building Museum; a member of the Trustees
                           Council, Preservation League of New York State.                              $100,000
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Kenneth A. Randall,        A director of Dominion Resources, Inc. (electric             None          Over $100,000
Director since 1996        utility holding company) and Prime Retail, Inc.
Age: 74                    (real estate investment trust); formerly a director
                           of Dominion Energy, Inc. (electric power and oil
                           &amp: gas producer), President and Chief
                           Executive Officer of The Conference Board, Inc.
                           (international economic and business research) and a
                           director of Lumbermens Mutual Casualty Company,
                           American Motorists Insurance Company and American
                           Manufacturers Mutual Insurance Company.
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Edward V. Regan,           President, Baruch College, CUNY; a director of               None            $50,001 -
Director since 1996        RBAsset (real estate manager); a director of
Age: 71                    OffitBank; formerly Trustee, Financial Accounting
                           Foundation (FASB and GASB), Senior Fellow of Jerome
                           Levy Economics Institute, Bard College, Chairman of
                           Municipal Assistance Corporation for the City of New                         $100,000
                           York, New York State Comptroller and Trustee of New
                           York State and Local Retirement Fund.
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
-------------------------- ------------------------------------------------------ ----------------- ------------------

Russell S. Reynolds, Jr.,  Chairman of The Directorship Search Group, Inc.              None        $10,001 - $50,000
Director since 1996        (corporate governance consulting and executive
Age: 70                    recruiting) (since 1993); a director of Professional
                           Staff Limited (a U.K. temporary staffing company)
                           (since 1995); a life trustee of International House
                           (non-profit educational organization), and a trustee
                           of the Greenwich Historical Society (since 1996).
                           Director/trustee of 31 investment companies in the
                           OppenheimerFunds complex.

-------------------------- ------------------------------------------------------ ----------------- ------------------
----------------------------------------------------------------------------------------------------------------------

Donald W. Spiro, Vice Chairman of the    Formerly he held the               None                 Over $100,000
                                         following positions:
                                         Chairman Emeritus
                                         (until August 1999),
                                         Chairman (November
                                         1987 - January 1991)
                                         and a director
                                         (January 1969 - August
                                         1999) of the Manager;
                                         President and Director
                                         of OppenheimerFunds
                                         Distributor, Inc., a
                                         subsidiary of the
                                         Manager and the Fund's
                                         Distributor (July 1978
                                         - January 1992).
                                         Director/trustee of 31
                                         investment companies
Board of Directors,                      in the
Director since 1996                      OppenheimerFunds
Age: 76                                  complex.

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Clayton K. Yeutter, Director since 1996  Of Counsel, Hogan                  None                   $1-$10,000
                                         &amp: Hartson (a
                                         law firm) (since
                                         1993). Other
                                         directorships:
                                         Caterpillar, Inc.
                                         (since 1993) and
                                         Weyerhaeuser Co.
                                         (since 1999).
                                         Director/trustee of 31
                                         investment companies
                                         in the
                                         OppenheimerFunds
                                         complex.
                                         Director/trustee of 31
                                         investment companies
                                         in the
                                         OppenheimerFunds
Age: 71                                  complex.

----------------------------------------------------------------------------------------------------------------------

Interested Director and Officer

----------------------- ---------------------------------------------------------------- ----------- -----------------

Name, Address,,25       Principal Occupation(s) During Past 5 Years and Other            Dollar         Aggregate
                                                                                                     Dollar Range of
                                                                                         Range of    Shares Owned in
Age, Position(s) Held                                                                    Shares         any of the
with Fund and Length                                                                     Owned in      Oppenheimer
of Time Served26        Directorships Held by Director                                    the Fund        Funds

----------------------- ---------------------------------------------------------------- ----------- -----------------
----------------------- ---------------------------------------------------------------- ----------- -----------------

John V. Murphy,         Chairman,  Chief Executive Officer and director (since June 30,
President and Director  2001) and  President  (since  September  2000) of the  Manager;
Director since          President and a trustee of other Oppenheimer  funds;  President     None      Over $100,000
October 2001            and a director  (since  July 2001) of  Oppenheimer  Acquisition
Age: 52                 Corp.,   the  Manager's   parent   holding   company,   and  of
                        Oppenheimer  Partnership  Holdings,  Inc.  (since July 2001), a holding  company  subsidiary  of the  Manager;  Chairman  and a director  (since July 2001) of Shareholder  Services,  Inc. and
                        of  Shareholder   Financial  Services,   Inc.,  transfer  agent
                        subsidiaries  of the  Manager;  President  (since  November  1,
                        2001) and a  director  (since  July 2001) of  Oppenheimer  Real
                        Asset  Management,  Inc., an investment  advisor  subsidiary of the  Manager;  President  and a director  (since  July 2001) of
                        OppenheimerFunds  Legacy  Program,  a charitable  trust program established by the Manager;  a director  (since  November 2001)
                        of Trinity  Investment  Management Corp. and Tremont  Advisers,
                        Inc.,  investment  advisory  affiliates of the Manager,  and of
                        OAM  Institutional,  Inc.  (since November 2001), an investment advisory  subsidiary of the Manager,  and of HarbourView  Asset
                        Management  Corporation  and  OFI  Private  Investments,   Inc.
                        (since  July  2001),  investment  advisor  subsidiaries  of the
                        Manager;  formerly President and trustee (from November 1999 to
                        November  2001) of MML Series  Investment  Fund and  MassMutual
                        Institutional  Funds,  open-end  investment  companies;   Chief
                        Operating Officer  (September 2000 - July 2001) of the Manager;
                        Executive   Vice   President  of   Massachusetts   Mutual  Life
                        Insurance  Company  (from  February  1997 to  August  2000);  a director  (from 1999 to 2000) of C.M. Life  Insurance  Company;
                        President,  Chief  Executive  Officer and a director (from 1999 to 2000) of MML Bay State  Life  Insurance  Company;  Executive
                        Vice  President,  director and Chief  Operating  Officer  (from
                        1995 to 1997) of David L. Babson  &amp:  Company,  Inc., an
                        investment  advisor;  Senior Vice  President and director (from
                        1995 to 1997) of Potomac  Babson Inc.,  an  investment  advisor subsidiary of David L. Babson &amp:  Company,  Inc.; Senior
                        Vice  President  (from  1995-1997)  and director  (from 1995 to
                        1999) of DBL  Acquisition  Corporation,  a holding  company for investment  advisers;  a director (from 1989 - 1998) of Emerald
                        Isle   Bancorp  and   Hibernia   Savings   Bank,   wholly-owned
                        subsidiary  of  Emerald  Isle  Bancorp;   and  Chief  Operating
                        Officer  (from  1993 to 1996) of  Concert  Capital  Management,
                        Inc., an investment advisor.  Director/trustee of 63 investment companies in the OppenheimerFunds complex.

----------------------- ---------------------------------------------------------------- ----------- -----------------

Officers of the Fund

----------------------------------------------- -----------------------------------------------------------------------

Name, Address,27 Age, Position(s) Held with     Principal Occupation(s) During Past 5 Years
Fund and Length of Time Served28

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Christopher    Leavy,   Vice   President   and  Senior Vice President (since September 2000) of the Manager; prior to
Portfolio Manager (since November 2000)         joining the Manager in September 2000, he was a portfolio manager of
Age: 30                                         Morgan Stanley Dean Witter Investment Management (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset
                                                Management (from 1995).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Brian W. Wixted, Treasurer, Principal           Senior Vice President and Treasurer (since March 1999) of the
Financial and Accounting Officer (since April   Manager; Treasurer (since March 1999) of HarbourView Asset Management
1999)                                           Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
Age: 42                                         Management Corporation, Shareholder Financial Services, Inc. and
                                                Oppenheimer Partnership Holdings, Inc., of OFI Private Investments,
                                                Inc. (since March 2000) and of OppenheimerFunds International Ltd.
                                                and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and
                                                Chief Financial Officer (since May 2000) of Oppenheimer Trust
                                                Company; Assistant Treasurer (since March 1999) of Oppenheimer
                                                Acquisition Corp.; an officer of other Oppenheimer funds; formerly
                                                Principal and Chief Operating Officer, Bankers Trust Company - Mutual
                                                Fund Services Division (March 1995 - March 1999); Vice President and
                                                Chief Financial Officer of CS First Boston Investment Management
                                                Corp. (September 1991 - March 1995).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Robert J. Bishop, Assistant Treasurer (since    Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May
May 1996)                                       1996); an officer of other
Age: 42                                         Oppenheimer funds; formerly an Assistant Vice President of the
                                                Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund
                                                Controller of the Manager.

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Scott T. Farrar, Assistant Treasurer (since     Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May
May 1996)                                       1996);  Assistant Treasurer of Oppenheimer Millennium Funds plc (since
Age: 36                                         October  1997);  an officer of other  Oppenheimer  Funds;  formerly an
                                                Assistant Vice President of the Manager/Mutual  Fund Accounting (April
                                                1994 - May 1996), and a Fund Controller of the Manager.

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Robert G. Zack, Secretary (since November 1,    Senior  Vice  President  (since May 1985) and General  Counsel  (since
2001)                                           February  2002) of the Manager;  Assistant  Secretary  of  Shareholder
Age: 53                                         Services, Inc. (since May 1985),  Shareholder Financial Services, Inc.
                                                (since  November  1989);   OppenheimerFunds   International  Ltd.  and
                                                Oppenheimer  Millennium  Funds plc (since October 1997); an officer of other Oppenheimer  funds;  formerly,  Acting General Counsel (November
                                                2001-February  2002) and  Assistant  General  Counsel  (1984 - October
                                                2001)

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Denis R. Molleur, Assistant Secretary (since    Vice  President and Senior  Counsel of the Manager  (since July 1999);
November 1, 2001)                               an officer of other Oppenheimer  funds;  formerly a Vice President and
Age: 44                                         Associate Counsel of the Manager (September 1995 - July 1999).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Katherine P. Feld, Assistant Secretary (since   Vice  President and Senior  Counsel of the Manager  (since July 1999);
November 1, 2001)                               an officer of other Oppenheimer  funds;  formerly a Vice President and
Age: 43                                         Associate Counsel of the Manager (June 1990 - July 1999).

----------------------------------------------- -----------------------------------------------------------------------
----------------------------------------------- -----------------------------------------------------------------------

Kathleen T. Ives, Assistant Secretary (since    Vice  President  and  Assistant  Counsel of the  Manager  (since  June
November 1, 2001)                               1998); an officer of other  Oppenheimer  funds;  formerly an Assistant
Age: 36                                         Vice  President  and Assistant  Counsel of the Manager  (August 1997 -
                                                June 1998); and Assistant  Counsel of the Manager (August  1994-August
                                                1997).

----------------------------------------------- -----------------------------------------------------------------------

         |X|  Remuneration of Directors. The officers of the Fund and one of the Directors of the Fund (Mr.
Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October
31, 2001. The compensation from all of the Board I Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2001.

---------------------------------------- ------------------------ ------------------------- -------------------------

Director's Name                          Aggregate Compensation   Retirement                         Total
                                                                  Benefits                        Compensation
                                                                  Accrued as Part                   From all
                                                                  of Fund                        Board I Funds
and Position                             from Fund1               Expenses                        (33 Funds)2

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Leon Levy                                        $1,229                     $240                    $173,700
Chairman

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Robert G. Galli3                                                                                    $202,886
Study Committee Member                            $669                      $67

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Phillip Griffiths4                                $331                      $18                     $54,889

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Benjamin Lipstein                                 $855                       $0                     $150,152
Study Committee Chairman,
Audit Committee Member

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Elizabeth B. Moynihan                             $753                      $151                    $105,760
Study Committee Member

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Kenneth A. Randall                                                                                  $97,012
Audit Committee Chairman                          $671                      $119

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Edward V. Regan                                   $840                      $293                    $95,960
Proxy Committee Chairman, Audit
Committee Member

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Russell S. Reynolds, Jr.                          $492                      $83                     $71,792
Proxy Committee Member

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Donald Spiro                                      $386                      $21                     $64,080

---------------------------------------- ------------------------ ------------------------- -------------------------
---------------------------------------- ------------------------ ------------------------- -------------------------

Clayton K. Yeutter5                               $627                      $218                    $71,792
Proxy Committee Member

---------------------------------------- ------------------------ ------------------------- -------------------------
1.       Aggregate  compensation  includes  fees,  deferred  compensation,  if any, and  retirement  plan  benefits accrued for a Director.

2.   For the 2001 calendar year.
3.       Total Compensation for the 2001 calendar year includes  compensation  received for serving as a Trustee or
     Director of 10 other Oppenheimer funds.
4.       Includes $313 deferred under the Deferred Compensation Plan as described below.
5.       Includes $102 deferred under the Deferred Compensation Plan as described below.

         |X|  Retirement Plan for Directors. The Fund and its parent corporation have adopted a retirement plan that provides for payments to retired Directors. Payments are up to 80% of the average compensation paid during a
Director's five years of service in which the highest compensation was received. A Director must serve as director or trustee for any of the Board I Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Director's retirement benefits will depend on the amount of the Director's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits.

         |X|  Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

         Deferral of Directors' fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange
Commission, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

         |X|  Major Shareholders. As of February 1, 2002, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

              RPSS TR Gussco  Manufacturing  Inc.,  401K Plan,  Attn:  Robert Sharp,  5112 2nd Ave.,  Brooklyn,  NY
              11232-4309, which owned 6,673.998 Class N shares (53.78% of the Class N shares then outstanding).

              RPSS TR IRA FBO George J.  Ferguson,  635  Sunnyslope  Rd.,  Elm Grove,  WI  53122-2463,  which owned
              3,766.304 Class N shares (30.35% of the Class N shares then outstanding).

              Persumma  Financial  Services Mass Mutual  Financial  Group,  1295 State St. #N328,  Springfield,  MA
              01111-0001 which owned 45,762.571 Class Y shares (99.87% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company.

         |X|  Code of Ethics.  The Fund, the Manager and the Distributor have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and
Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can
obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's
EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV., or by writing to the SEC's
                                                            -------------------
Public Reference Section, Washington, D.C. 20549-0102.

         |X|  The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the persons who are principally responsible for the day-to-day management of the
Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfoliomanager with counsel and support in managing the Fund's portfolio.

              The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

  ------------------------------------- ---------------------------------------------------------------------------
  Fiscal Year ended 10/31:                            Management Fees Paid to OppenheimerFunds, Inc.
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  1999                                                  $3,663,867
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  2000                                                  $2,235,663
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------

                  2001                                                  $1,612,092

  ------------------------------------- ---------------------------------------------------------------------------

              The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement.

              The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the
Fund, the Manager may withdraw the right of the Fund's parent corporation to use the name "Oppenheimer" as part of its name and the name of the Fund.

              |X| Annual Approval of Investment Advisory Agreement. Each year, the Board Directors, including a majority of the Independent Directors is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The board employs an independent consultant to prepare a report that provides such information as the Board requested for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the General Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Directors meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the Agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

         Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the
Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the
Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers.
In certain instances, a portfolio manager may directly place trades and allocate brokerage. In either case, the
Manager's executive officers supervise the allocation of brokerage.

              Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

              Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker.
Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The investment research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the
Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the concessions paid to brokers furnishing such services, together with the Manager's representation that the amount of such concessions was reasonably related to the value or benefit of such services.

  ------------------------------------- ---------------------------------------------------------------------------
        Fiscal Year Ended 10/31:                      Total Brokerage Concessions Paid by the Fund1
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------
                  1999                                                  $2,227,515
  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------

                  2000                                                  $1,148,957

  ------------------------------------- ---------------------------------------------------------------------------
  ------------------------------------- ---------------------------------------------------------------------------

                  2001                                                 $2,329,4072

  ------------------------------------- ---------------------------------------------------------------------------

3.       Amounts do not include spreads or concessions on principal transactions on a net trade basis.
4.       In the fiscal year ended 10/31/01,  the amount of transactions  directed to brokers for research  services was $230,613,144 and the amount of the concessions paid to broker-dealers for those services was $352,837.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

              The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares

-------------- ------------------------------------------------------------ ------------------- --------------------

               Aggregate          Class A Front-Endnd the contingent deferred sales charges retained by the
Distributor
on the
redemption
of shares
for the most
recent
fiscal year
are shown in
the tables
below.
               Front-End Sales    Sales Charges
Fiscal Year    Charges on Class   Retained by
Ended 10/31:   A Shares           Distributor1

-------------- ------------------------------------------------------------ ------------------- --------------------
--------------- ----------------------- -----------------------

     1999              $715,853                $384,487

--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------

     2000              $370,966                $174,293

--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------

     2001              $317,775                $140,878

--------------- ----------------------- -----------------------

2.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

-------------- -----------------------------------------------------------------------------------------------------

Fiscal Year    Concessions on     Concessions on       Concessions on       Concessions on
               Class A Shares     Class B Shares       Class C Shares       Class N Shares
               Advanced by        Advanced by          Advanced by          Advanced by
Ended 10/31:   Distributor1       Distributor1         Distributor1         Distributor1

-------------- -----------------------------------------------------------------------------------------------------
-------------- ------------------------ ------------------------ ----------------------- ------------------------

    1999               $59,831                 $688,909                 $35,094                    N/A

-------------- ------------------------ ------------------------ ----------------------- ------------------------
-------------- -----------------------------------------------------------------------------------------------------

    2000            $54,817            $372,763              $28,351               N/A

-------------- -----------------------------------------------------------------------------------------------------
-------------- ------------------------ ------------------------ ----------------------- ------------------------

    2001               $46,553                 $289,729                 $26,187                   $1182

-------------- ------------------------ ------------------------ ----------------------- ------------------------

3.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
4.       The inception date of Class N shares was March 1, 2001.

--------------------------------------------------------------------------------------------------------------------

Fiscal     Year  Class A Contingent Deferred     Class B Contingent Deferred      Class C Contingent Deferred        Class N Contingent Deferred Sales Charges Retained by Distributor
                 Sales Charges Retained by       Sales Charges Retained by        Sales Charges Retained by
Ended 10/31      Distributor                     Distributor                      Distributor

--------------------------------------------------------------------------------------------------------------------
-------------- ------------------------ ----------------------- ------------------------ -------------------------

    2001               $4,991                  $151,152                 $2,314                      $0

-------------- ------------------------ ----------------------- ------------------------ -------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

         Each plan has been approved by a vote of the Board of Directors, including a majority of the Independent
Directors29, cast in person at a meeting called for the purpose of voting on that plan.

         Under the plans, the Manager and the Distributor, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its Independent Directors specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Directors.

         Each plan states that while it is in effect, the selection and nomination of those Directors of the
Fund's parent corporation who are not "interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the
Independent Directors.

         Under the plan for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Directors. The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

         |X|  Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold
Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended October 31, 2001 payments under the Class A Plan totaled $444,087, all of which was paid by the Distributor to recipients. That included $189,704 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A
Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

         |X|  Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the
Distributor a pro rata portion of the advance payment of the service fee made on those shares.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class.

         The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.

         The  asset-based  sales  charges  on Class B,  Class C and Class N shares  allow  investors  to buy shares without a front-end  sales charge while  allowing the  Distributor  to  compensate  dealers that sell those shares.
The Fund pays the asset-based sales charges to the Distributor for its services  rendered in distributing  Class B,
Class C and Class N shares.  The payments are made to the Distributor in recognition that the Distributor:
o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide such  financing  from its own  resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

o        may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      When  Class  B,  Class C or  Class N  shares  are  sold  without  the  designation  of a  broker-dealer,  the
Distributor is  automatically  designated as the  broker-dealer  of record.  In those cases,  the  Distributor  may retain the service fee and asset-based sales charge paid on Class B, Class C and Class N shares.

         The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------

                       Distribution Fees Paid to the Distributor for the Year Ended 10/31/01

---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
Class:               Total Payments Under    Amount Retained by       Distributor's           Distributor's
                                                                      Aggregate               Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                     Plan                    Distributor              Under Plan              Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class B Plan                $651,050                $507,1311               $2,298,966                3.99%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class C Plan                $110,817                $21,1052                 $265,441                 2.53%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class N Plan                  $18                     $132                     N/A                     N/A

-------------------- ----------------------- ------------------------ ----------------------- -----------------------

3.       Includes $31,553 paid to an affiliate of the Distributor's parent company.
4.       Includes $8,478 paid to an affiliate of the Distributor's parent company.

         All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the
Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the
Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the
1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
o        Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o        The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
o        An investment in the Fund is not insured by the FDIC or any other government agency.
o        The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o        When an investor's shares are redeemed, they may be worth more or less than their original cost.
o        Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

         |X|  Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

              In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the life-of-class periods, as applicable. There is no sales charge on Class Y shares.

o        Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:
                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

o        Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

o        Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C and
Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------------------------------------------

                              The Fund's Total Returns for the Periods Ended 10/31/01

---------------------------------------------------------------------------------------------------------------------
--------------- ----------------------- -----------------------------------------------------------------------------

Class of        Cumulative Total                                Average Annual Total Returns
Shares          Returns (10 years
                or life of Class)

--------------- ----------------------- -----------------------------------------------------------------------------
--------------- ----------------------- ------------------------- ------------------------- -------------------------

                                                 1-Year                    5-Year                   10-Year
                                           (or life of class)        (or life of class)        (or life of class)

--------------- ----------------------- ------------------------- ------------------------- -------------------------
--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------
                After       Without     After        Without      After        Without      After        Without
                Sales       Sales       Sales        Sales        Sales        Sales        Sales        Sales
                Charge      Charge      Charge       Charge       Charge       Charge       Charge       Charge
--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------
--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------

Class A1           150.93%     166.24%      -11.03%       -5.60%        3.21%        4.44%        9.64%       10.29%

--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------
--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------

Class B            42.80%2     42.80%2      -11.01%       -6.34%        3.37%        3.65%       6.03%2       6.03%2

--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------
--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------

Class C            26.05%3     26.05%3       -7.31%       -6.38%       3.65%3       3.65%3       4.30%3       4.30%3

--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------
--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------

Class N          -12.94%4    -12.06%4       N/A          N/A          N/A          N/A          N/A          N/A

--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------
--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------

Class Y            N/A       21.96%5        N/A        -5.10%5        N/A        4.16%5         N/A          N/A

--------------- ----------- ----------- ------------ ------------ ------------ ------------ ------------ ------------

1. Inception of Class A:   9/16/85.
2. Inception of Class B:   10/2/95.
3. Inception of Class C:   5/1/96.
4. Inception of Class N:   3/1/01.
5. Inception of Class Y:   12/16/96.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The
Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X|  Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Inc. Lipper is a widely-recognized independent mutual fund monitoring service.
Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

o        Morningstar Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.
Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category.

         Morningstar proprietary star rankings reflect historical risk-adjusted total investment return.  For each fund with at least a three-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk.  The top 10% of funds in each broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.  The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Ratings metrics.

         The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating.  Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted.  For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

         |X|  Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications.
That information may include performance quotations from other sources, including Lipper and Morningstar.  The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds.
The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o        information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

A B O U T  Y O U R  A C C O U N T

                                                 How to Buy Shares
-------------------------------------------------------------------------------------------------------------------

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix
C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25.  Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The
Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

         |X|  Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans),

                  or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and

o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                  A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the
Distributor acts as the distributor and include the following:

&amp:Oppenheimer Bond Fund                                Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
&amp:Oppenheimer Convertible Securities Fund              Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
&amp:&amp:Oppenheimer Global Fund                     Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth &amp: Income Fund               Oppenheimer Trinity Core Fund
Oppenheimer Gold &amp: Special Minerals Fund              Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth &amp: Income Fund          OSM1 - Mercury Advisors S&amp:P 500 Index
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers Capital Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

  Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
  Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
  Centennial Government Trust                                   Oppenheimer Cash Reserves
  Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.

1 - "OSM" stands for Oppenheimer Select Managers
         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of
Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the
Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)
that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.  Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  concessions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13 -month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13 -month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within 20 days after a request from the Distributor or the dealer, the Distributor will, within 60 days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(d)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(e)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(f)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application.  Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset
Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.  Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information.
Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner &amp: Smith, Inc. ("Merrill Lynch") or
an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the
Fund when the plan's applicable investments reach $5 million.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|      Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.
Additionally, that concession will not be paid on purchases of shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X|  Class B Conversion. Under current interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
     recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
     Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1)
fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open.
The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the
Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New
York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. If such determination is made, the Manager, acting through an internal valuation committee, will establish a valuation for such security subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities Valuation.  The Fund's Board of Directors has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o        Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(3)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(4)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
                      "asked" prices on the valuation date or, if not,  at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(4)      at the last sale price available to the pricing service approved by the Board of Directors, or
(5)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or
(6)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(4)      debt instruments that have a maturity of more than 397 days when issued,
(5)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(6)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(3)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(4)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
NASDAQ on the valuation date.  If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.
How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business.  No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the
Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the
Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the
Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the account holds fewer than 100 shares. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The
Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7)
custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee,
OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the
Prospectus or on the back cover of this Statement of Additional Information.  The request must
(4)      state the reason for the distribution;
(5)      state the owner's awareness of tax penalties if the distribution is premature; and
(6)      conform to the requirements of the plan and the Fund's other redemption requirements.
         Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the
Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.
Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.  These provisions may be amended from time to time by the
Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan.  The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the
OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

         |X|  Automatic Withdrawal Plans.  Fund shares will be redeemed as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent.  Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer
Agent.  The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

         As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at
1.800.525.7048.
o        All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market
         Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust,
         Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America
         Fund, L.P., which only offer Class A shares.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset
         Fund may not be exchanged for shares of any other fund.
o        Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other
         Oppenheimer funds.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
     o   Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only
         participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the
         Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of
         Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
         Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
     Shares of Oppenheimer Select Managers Mercury Advisors S&amp:P Index Fund and Oppenheimer Select
         Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

                  Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money market  fund  offered  by the  Distributor.  Shares of any money  market  fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon payment of the sales  charge.  They  may  also be used to  purchase  shares  of  Oppenheimer  funds  subject  to an early withdrawal charge or contingent deferred sales charge.

         Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of
Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

         Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges.  No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge.  However, when Class A shares of this Fund are acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and
403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To
Buy Shares" in the Prospectus for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.  Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of
portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the|X|

 request.  When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic
Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating
Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege,"
above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

              The tax discussion in the Prospectus and this Statement of Additional Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.
State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of  federal, state and local tax rules affecting an investment in the Fund.

         |X|  Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the
Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).
The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the
Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

         |X|  Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October
31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts  not  distributed.  It is presently  anticipated  that  the  Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Directors and the Manager might  determine in a particular year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

              |X| Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

              Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the
Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as long-term capital gain. It does not matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct, certified taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

         |X|  Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,
                                                                                             -
the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within
30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

         |X|  Foreign Shareholders.  Taxation of a shareholder who under United States law is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership depends on whether the shareholder's income from the Fund is effectively connected with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholder will be subject to U.S.
withholding tax. The rate of the tax depends on a number of factors. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S.
federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of a foreign non-corporate shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the shareholder furnishes the Fund with proper notification of their foreign status.

              The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.
The Custodian. The Bank of New York is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. KPMG LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
 The Board of Directors and Shareholders of Oppenheimer Value Fund:

 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer Value Fund (formerly Oppenheimer Disciplined Value Fund), including the statement of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer Value Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 November 21, 2001

                           33 | OPPENHEIMER VALUE FUND

 STATEMENT OF INVESTMENTS  October 31, 2001

                                                                      Market Value
                                                             Shares     See Note 1
===================================================================================

 Common Stocks--87.5%
-----------------------------------------------------------------------------------
 Basic Materials--3.6%
-----------------------------------------------------------------------------------
 Metals--0.6%
 Alcoa, Inc.                                                 42,000    $ 1,355,340
-----------------------------------------------------------------------------------
 Paper--3.0%
 Sappi Ltd., Sponsored ADR                                  743,800      7,095,852
-----------------------------------------------------------------------------------
 Capital Goods--18.1%
-----------------------------------------------------------------------------------
 Aerospace/Defense--10.1%
 Boeing Co.                                                 100,700      3,282,820
-----------------------------------------------------------------------------------
 Lockheed Martin Corp.                                      183,200      8,934,664
-----------------------------------------------------------------------------------
 Raytheon Co.                                               356,200     11,487,450
                                                                       ------------
                                                                        23,704,934

-----------------------------------------------------------------------------------
 Manufacturing--8.0%
 Caterpillar, Inc.                                          167,500      7,490,600
-----------------------------------------------------------------------------------
 Titan Corp. (The)(1)                                       243,200      6,354,816
-----------------------------------------------------------------------------------
 Tyco International Ltd.                                     99,700      4,899,258
                                                                       ------------
                                                                        18,744,674

-----------------------------------------------------------------------------------
 Communication Services--5.6%
-----------------------------------------------------------------------------------
 Telecommunications: Long Distance--4.2%
 AT&T Corp.(2)                                              369,300      5,631,825
-----------------------------------------------------------------------------------
 Qwest Communications International, Inc.                   322,000      4,169,900
                                                                       ------------
                                                                         9,801,725

-----------------------------------------------------------------------------------
 Telecommunications: Wireless--1.4%
 Leap Wireless International, Inc.(1)                       227,500      3,382,925
-----------------------------------------------------------------------------------
 Consumer Cyclicals--3.2%
-----------------------------------------------------------------------------------
 Consumer Services--3.2%
 Cendant Corp.(1)                                           572,200      7,415,712
-----------------------------------------------------------------------------------
 Consumer Staples--5.9%
-----------------------------------------------------------------------------------
 Broadcasting--0.3%
 Comcast Corp., Cl. A Special(1)                             17,000        609,280
-----------------------------------------------------------------------------------
 Entertainment--3.8%
 News Corp. Ltd. (The), Sponsored ADR, Preference           375,300      8,932,140
-----------------------------------------------------------------------------------
 Tobacco--1.8%
 Philip Morris Cos., Inc.                                    90,000      4,212,000
-----------------------------------------------------------------------------------
 Energy--8.6%
-----------------------------------------------------------------------------------
 Energy Services--2.4%
 Noble Drilling Corp.(1)                                    184,200      5,627,310
-----------------------------------------------------------------------------------
 Oil: Domestic--6.2%
 Anadarko Petroleum Corp.                                    25,900      1,477,595
-----------------------------------------------------------------------------------
 ChevronTexaco Corp.                                        149,000     13,193,950
                                                                       ------------
                                                                        14,671,545

                           13 | OPPENHEIMER VALUE FUND

 STATEMENT OF INVESTMENTS  Continued

                                                                      Market Value
                                                             Shares     See Note 1
===================================================================================

 Financial--26.9%
-----------------------------------------------------------------------------------
 Banks--3.4%
 Bank One Corp.                                             243,000   $  8,065,170
-----------------------------------------------------------------------------------
 Diversified Financial--14.5%
 Citigroup Inc.                                              93,966      4,277,332
-----------------------------------------------------------------------------------
 Fannie Mae                                                  49,000      3,967,040
-----------------------------------------------------------------------------------
 Franklin Resources, Inc.                                   155,000      4,975,500
-----------------------------------------------------------------------------------
 Freddie Mac                                                202,000     13,699,640
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                   61,600      2,692,536
-----------------------------------------------------------------------------------
 USA Education, Inc.                                         55,800      4,551,048
                                                                      -------------
                                                                        34,163,096

-----------------------------------------------------------------------------------
 Insurance--9.0%
 Aetna, Inc.(1)                                             142,000      3,924,880
-----------------------------------------------------------------------------------
 Allstate Corp.                                             243,700      7,647,306
-----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                    176,000      9,504,000
                                                                      -------------
                                                                        21,076,186

-----------------------------------------------------------------------------------
 Healthcare--1.4%
-----------------------------------------------------------------------------------
 Healthcare/Drugs--1.4%
 Pharmacia Corp.                                             79,100      3,205,132
-----------------------------------------------------------------------------------
 Technology--10.0%
-----------------------------------------------------------------------------------
 Computer Hardware--3.3%
 Lexmark International, Inc., Cl. A(1)                       67,300      3,011,675
-----------------------------------------------------------------------------------
 SanDisk Corp.(1)                                           432,200      4,728,268
                                                                      -------------
                                                                         7,739,943

-----------------------------------------------------------------------------------
 Communications Equipment--2.8%
 Lucent Technologies, Inc.(2)                               902,700      6,048,090
-----------------------------------------------------------------------------------
 Metawave Communications Corp.(1)                           260,000        520,000
                                                                      -------------
                                                                         6,568,090

-----------------------------------------------------------------------------------
 Electronics--3.9%
 Micron Technology, Inc.(1)                                 407,000      9,263,320
-----------------------------------------------------------------------------------
 Utilities--4.2%
-----------------------------------------------------------------------------------
 Electric Utilities--4.2%
 Dominion Resources, Inc.                                   140,000      8,556,800
-----------------------------------------------------------------------------------
 Duke Energy Corp                                            37,200      1,428,852
-----------------------------------------------------------------------------------
                                                                         9,985,652
                                                                      -------------
 Total Common Stocks (Cost $213,104,234)                               205,620,026

                           14 | OPPENHEIMER VALUE FUND

                                                                         Principal      Market Value
                                                                            Amount        See Note 1
=====================================================================================================

 Short-Term Notes--1.5%

 Federal Home Loan Bank, 2.46%, 11/1/01 (Cost $3,500,000)               $ 3,500,000     $  3,500,000
=====================================================================================================
 Repurchase Agreements--4.4%

 Repurchase agreement with Zion First National Bank, 2.54%,
 dated 10/31/01, to be repurchased at $10,351,730 on 11/1/01, collateralized by U.S. Treasury Nts., 4.75%-7%, 12/31/01-2/15/10,
 with a value of $9,541,498 and U.S. Treasury Bills, 4/25/02,
 with a value of $1,024,612 (Cost $10,351,000)                           10,351,000       10,351,000
-----------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $226,955,234)                               93.4%     219,471,026
-----------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                6.6       15,541,953
                                                                        -----------------------------
 Net Assets                                                                   100.0%    $235,012,979
                                                                        =============================

 Footnotes to Statement of Investments

 1. Non-income-producing security.

 

2.
A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                  Contracts      Expiration     Exercise         Premium        Market Value
                            Subject to Call           Dates        Price        Received          See Note 1
-------------------------------------------------------------------------------------------------------------

 AT&T Corp.                           1,200         1/21/02       $22.50        $164,394             $12,000
 Lucent Technologies, Inc.            1,400         1/21/02         7.50         103,597              63,000
                                                                                -----------------------------
                                                                                $267,991             $75,000
                                                                                =============================

See accompanying Notes to Financial Statements.

                           15 | OPPENHEIMER VALUE FUND

 STATEMENT OF ASSETS AND LIABILITIES  October 31, 2001

===================================================================================

 Assets

 Investments, at value (cost $226,955,234)--
 see accompanying statement                                           $219,471,026
-----------------------------------------------------------------------------------
 Cash                                                                       97,868
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       17,329,217
 Shares of capital stock sold                                              275,846
 Interest and dividends                                                    130,250
 Other                                                                       1,793
                                                                      -------------
 Total assets                                                          237,306,000

====================================================================================
 Liabilities

 Options written, at value (premiums received $267,991)--
 see accompanying statement                                                 75,000
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of capital stock redeemed                                        1,003,602
 Investments purchased                                                     885,215
 Shareholder reports                                                       173,707
 Distribution and service plan fees                                         51,136
 Directors' compensation                                                    45,216
 Transfer and shareholder servicing agent fees                                 647
 Other                                                                      58,498
                                                                      -------------
 Total liabilities                                                       2,293,021

===================================================================================
 Net Assets                                                           $235,012,979
                                                                      =============

===================================================================================
 Composition of Net Assets

 Par value of shares of capital stock                                 $     14,771
-----------------------------------------------------------------------------------
 Additional paid-in capital                                            259,860,326
-----------------------------------------------------------------------------------
 Undistributed (overdistributed) net investment income                     (44,695)
-----------------------------------------------------------------------------------
 Accumulated net realized gain (loss) on investments and
 foreign currency transactions                                         (17,526,206)
-----------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
 currencies                                                             (7,291,217)
                                                                      -------------
 Net Assets                                                           $235,012,979
                                                                      =============

                           16 | OPPENHEIMER VALUE FUND

==================================================================================================

 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $166,285,323 and 10,437,937 shares of capital stock outstanding)                          $15.93

 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                               $16.90
--------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,583,942
 and 3,623,680 shares of capital stock outstanding)                                        $15.89
--------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,493,922
 and 669,494 shares of capital stock outstanding)                                          $15.67
--------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,129
 and 763 shares of capital stock outstanding)                                              $15.90
--------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $637,663 and 39,366 shares of capital stock outstanding)                    $16.20

 See accompanying Notes to Financial Statements.

                           17 | OPPENHEIMER VALUE FUND

 STATEMENT OF OPERATIONS  For the Year Ended October 31, 2001

===================================================================================

 Investment Income

 Dividends (net of foreign withholding taxes of $4,543)               $  2,675,276
-----------------------------------------------------------------------------------
 Interest                                                                1,058,461
                                                                      -------------
 Total income                                                            3,733,737

===================================================================================
 Expenses

 Management fees                                                         1,612,092
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   444,087
 Class B                                                                   651,050
 Class C                                                                   110,817
 Class N                                                                        18
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   445,103
 Class B                                                                   159,197
 Class C                                                                    26,663
 Class N                                                                        10
 Class Y                                                                       667
-----------------------------------------------------------------------------------
 Shareholder reports                                                       168,103
-----------------------------------------------------------------------------------
 Legal, auditing and other professional fees                               134,598
-----------------------------------------------------------------------------------
 Accounting service fees                                                    15,000
-----------------------------------------------------------------------------------
 Directors' compensation                                                     6,852
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                 5,286
-----------------------------------------------------------------------------------
 Other                                                                      51,537
                                                                      -------------
 Total expenses                                                          3,831,080
 Less reduction to custodian expenses                                       (5,286)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class Y                                                (578)
                                                                      -------------
 Net expenses                                                            3,825,216

===================================================================================
 Net Investment Loss                                                       (91,479)

===================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                            (8,169,397)
 Closing and expiration of option contracts written                        535,734
 Foreign currency transactions                                            (208,257)
                                                                      -------------
 Net realized gain (loss)                                               (7,841,920)

-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                            (7,972,149)
 Translation of assets and liabilities denominated in
 foreign currencies                                                        159,977
                                                                      -------------
 Net change                                                             (7,812,172)
                                                                      -------------
 Net realized and unrealized gain (loss)                               (15,654,092)

===================================================================================
 Net Decrease in Net Assets Resulting from Operations                 $(15,745,571)
                                                                      =============

 See accompanying Notes to Financial Statements.

                           18 | OPPENHEIMER VALUE FUND

 STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended October 31,                                        2001           2000
===================================================================================

 Operations

 Net investment income (loss)                          $    (91,479)  $  1,939,388
-----------------------------------------------------------------------------------
 Net realized gain (loss)                                (7,841,920)    (7,463,634)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)    (7,812,172)    (5,479,690)
                                                       ----------------------------
 Net increase (decrease) in net assets resulting
 from operations                                        (15,745,571)   (11,003,936)

===================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (1,847,746)    (2,996,645)
 Class B                                                    (87,334)            --
 Class C                                                    (18,346)            --
 Class N                                                         --             --
 Class Y                                                         --       (789,687)
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                         --    (55,606,463)
 Class B                                                         --    (14,307,425)
 Class C                                                         --     (2,028,859)
 Class N                                                         --             --
 Class Y                                                         --    (11,069,300)

===================================================================================
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from
 capital stock transactions:
 Class A                                                 (3,267,773)  (142,579,205)
 Class B                                                 (2,239,487)   (21,169,838)
 Class C                                                  1,787,816     (2,279,249)
 Class N                                                     13,360             --
 Class Y                                                    716,127    (66,839,216)

===================================================================================
 Net Assets

 Total decrease                                         (20,688,954)  (330,669,823)
-----------------------------------------------------------------------------------
 Beginning of period                                    255,701,933    586,371,756
                                                       ----------------------------
 End of period [including undistributed
 (overdistributed) net investment income of
 $(44,695) and $1,774,733, respectively]               $235,012,979   $255,701,933
                                                       ============================

 See accompanying Notes to Financial Statements.

                           19 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS

 Class A        Year Ended October 31,              2001         2000            1999            1998            1997
=========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $17.06       $20.69          $20.91          $23.31          $19.65
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .03          .16             .17             .16             .23(1)
 Net realized and unrealized gain (loss)            (.98)        (.65)            .64             .32            4.91(1)
                                                  -----------------------------------------------------------------------
 Total income (loss) from
 investment operations                              (.95)        (.49)            .81             .48            5.14
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.18)        (.16)           (.17)           (.12)           (.07)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.18)       (3.14)          (1.03)          (2.88)          (1.48)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.93       $17.06          $20.69          $20.91          $23.31
                                                  =======================================================================

=========================================================================================================================
 Total Return, at Net Asset Value(2)               (5.60)%      (2.60)%          3.60%           2.24%          27.60%

=========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $166,285     $181,566        $392,483        $456,264        $371,810
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $181,631     $234,840        $448,884        $442,138        $234,314
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                              0.19%        0.66%           0.68%           0.84%           1.05%
 Expenses                                           1.26%        1.17%           1.02%           0.98%(4)        1.07%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 

1.
Per share amounts calculated based on the average shares outstanding during the period. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 3. Annualized for periods of less than one full year.
 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 See accompanying Notes to Financial Statements.

                           20 | OPPENHEIMER VALUE FUND

 Class B        Year Ended October 31,              2001         2000            1999            1998            1997
========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $16.99       $20.58          $20.83          $23.32          $19.77
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.11)        (.05)           (.03)            .02             .09(1)
 Net realized and unrealized gain (loss)            (.97)        (.56)            .66             .30            4.91(1)
                                                  ----------------------------------------------------------------------
 Total income (loss) from
 investment operations                             (1.08)        (.61)            .63             .32            5.00
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.02)          --            (.02)           (.05)           (.04)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.02)       (2.98)           (.88)          (2.81)          (1.45)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.89       $16.99          $20.58          $20.83          $23.32
                                                  ======================================================================

========================================================================================================================
 Total Return, at Net Asset Value(2)               (6.34)%      (3.28)%          2.79%           1.47%          26.61%

========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $57,584      $64,287        $102,736        $123,260         $83,291
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $65,115      $79,239        $123,616        $110,240         $30,019
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      (0.57)%      (0.14)%         (0.08)%          0.08%           0.22%
 Expenses                                           2.01%        1.93%           1.77%           1.73%(4)        1.84%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 

1.
Per share amounts calculated based on the average shares outstanding during the period. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 3. Annualized for periods of less than one full year.
 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 See accompanying Notes to Financial Statements.

                           21 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

 Class C        Year Ended October 31,              2001         2000            1999            1998            1997
========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $16.77       $20.35          $20.60          $23.07          $19.57
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                       (.08)        (.04)           (.02)            .01             .10(1)
 Net realized and unrealized gain (loss)            (.99)        (.56)            .65             .31            4.85(1)
                                                  ----------------------------------------------------------------------
 Total income (loss) from
 investment operations                             (1.07)        (.60)            .63             .32            4.95
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.03)          --            (.02)           (.03)           (.04)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.03)       (2.98)           (.88)          (2.79)          (1.45)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $15.67       $16.77          $20.35          $20.60          $23.07
                                                  ======================================================================

========================================================================================================================
 Total Return, at Net Asset Value(2)               (6.38)%      (3.27)%          2.82%           1.47%          26.64%

========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $10,494      $ 9,849         $14,582         $18,204         $10,243
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $11,088      $11,975         $17,746         $15,355         $ 4,477
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                      (0.56)%      (0.14)%         (0.07)%          0.06%           0.17%
 Expenses                                           2.01%        1.93%           1.77%           1.73%(4)        1.86%(4)
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 

1.
Per share amounts calculated based on the average shares outstanding during the period. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

 3. Annualized for periods of less than one full year.
 4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 See accompanying Notes to Financial Statements.

                           22 | OPPENHEIMER VALUE FUND

                                                            Period Ended
 Class N                                              October 31, 2001(1)
==========================================================================
 Per Share Operating Data

 Net asset value, beginning of period                            $ 18.08
--------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                (.02)
 Net realized and unrealized income (loss)                         (2.16)
                                                                 ---------
 Total income (loss) from
 investment operations                                             (2.18)
--------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 --
 Distributions from net realized gain                                 --
                                                                 ---------
 Total dividends and/or distributions
 to shareholders                                                      --
--------------------------------------------------------------------------
 Net asset value, end of period                                   $15.90
                                                                  ========

==========================================================================
 Total Return at Net Asset Value(2)                               (12.06)%

==========================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                            $12
--------------------------------------------------------------------------
 Average net assets (in thousands)                                   $ 5
--------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                               (0.45)%
 Expenses                                                           1.61%
--------------------------------------------------------------------------
 Portfolio turnover rate                                             336%

 

1.
For the period from March 1, 2001 (inception of offering) to October 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year. 3.
Annualized for periods of less than one full year.

 See accompanying Notes to Financial Statements.

                           23 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

 Class Y        Year Ended October 31,              2001         2000            1999            1998          1997(1)
========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period             $17.07       $20.72          $20.97          $23.34          $20.31
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .10(2)       .17(2)          .22             .22             .31(2)
 Net realized and unrealized gain (loss)            (.97)(2)     (.63)(2)         .64             .34            4.20(2)
                                                  ----------------------------------------------------------------------
 Total income (loss) from
 investment operations                              (.87)        (.46)            .86             .56            4.51
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --         (.21)           (.25)           (.17)           (.07)
 Distributions from net realized gain                 --        (2.98)           (.86)          (2.76)          (1.41)
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      --        (3.19)          (1.11)          (2.93)          (1.48)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $16.20       $17.07          $20.72          $20.97          $23.34
                                                  ======================================================================

========================================================================================================================
 Total Return, at Net Asset Value(3)               (5.10)%      (2.42)%          3.81%           2.63%          23.62%

========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $638      $     1         $76,571        $136,729         $90,994
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $155      $48,714         $95,765        $118,010         $51,775
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                              0.62%        1.06%           0.90%           1.19%           1.21%
 Expenses                                           1.20%        0.97%           0.76%           0.62%(5)        0.78%(5)
 Expenses, net of voluntary waiver of
 transfer agent fees                                0.83%         N/A             N/A             N/A             N/A
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             336%          86%            135%            106%            103%

 1. For the period from December 16, 1996 (inception of offering) to October 31,
 1997.
 2. Per share amounts calculated based on the average shares outstanding during the period.

 

3.
Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

 5. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

 See accompanying Notes to Financial Statements.

                           24 | OPPENHEIMER VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

================================================================================
 1. Significant Accounting Policies

 

Oppenheimer
Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), which operated under the name of Oppenheimer Disciplined Value Fund through
February 28, 2001, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price/earnings ratios and better-than-anticipated earnings. The Fund’s investment advisor is
OppenheimerFunds, Inc. (the Manager).

 

The
Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

 

Securities
Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type”
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

 

The
effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

                           25 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 1. Significant Accounting Policies Continued

 

Repurchase
Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

 

Allocation
of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

 

Directors’
Compensation. The Fund has adopted an unfunded retirement plan for the
Fund’s independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2001, the Fund’s projected benefit obligations were increased by $1,210 and payments of $3,892 were made to retired directors, resulting in an accumulated liability of $44,695 as of October 31, 2001.

 

The
Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more
Oppenheimer funds selected by the director. The amount paid to the Board of
Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------

 

Federal
Taxes. The Fund intends to continue to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

        As
of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                  Expiring
                  --------------------------------------
                      2008                   $ 9,239,162
                      2009                     5,386,519
                                             -----------
                     Total                   $14,625,681
                                             ===========

                           26 | OPPENHEIMER VALUE FUND

--------------------------------------------------------------------------------

 

Dividends
and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

 

Classification
of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses)
as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

 

The
Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
October 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $263,383, a decrease in undistributed net investment loss of
$225,477, and a decrease in accumulated net realized loss on investments of
$37,906. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------

 

Investment
Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------

 

Other.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                           27 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 2. Shares of Capital Stock

 

The
Fund has authorized 600 million shares of $0.001 par value capital stock.
Transactions in shares of capital stock were as follows:

                      Year Ended October 31, 2001(1)   Year Ended October 31, 2000
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------

 Class A
 Sold                        2,495,305  $ 43,546,414      2,615,441  $  46,627,592
 Dividends and/or
 distributions reinvested      110,601     1,770,750      2,212,164     38,403,153
 Redeemed                   (2,809,551)  (48,584,937)   (13,157,255)  (227,609,950)
                            -------------------------------------------------------
 Net increase (decrease)      (203,645) $ (3,267,773)    (8,329,650) $(142,579,205)
                            =======================================================

-----------------------------------------------------------------------------------
 Class B
 Sold                        1,321,460  $ 23,155,557        917,803  $  16,207,594
 Dividends and/or
 distributions reinvested        5,009        80,552        782,867     13,622,443
 Redeemed                   (1,487,290)  (25,475,596)    (2,907,576)   (50,999,875)
                            -------------------------------------------------------
 Net increase (decrease)      (160,821) $ (2,239,487)    (1,206,906) $ (21,169,838)
                            =======================================================

-----------------------------------------------------------------------------------
 Class C
 Sold                          535,330  $  9,404,405        360,348  $   6,294,284
 Dividends and/or
 distributions reinvested        1,085        17,218        110,349      1,894,720
 Redeemed                     (454,363)   (7,633,807)      (599,882)   (10,468,253)
                            -------------------------------------------------------
 Net increase (decrease)        82,052  $  1,787,816       (129,185) $  (2,279,249)
                            =======================================================

-----------------------------------------------------------------------------------
 Class N
 Sold                              763  $     13,364             --  $          --
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                           --            (4)            --             --
                            -------------------------------------------------------
 Net increase (decrease)           763  $     13,360             --  $          --
                            =======================================================

-----------------------------------------------------------------------------------
 Class Y
 Sold                           42,200  $    765,652      1,046,725  $  17,938,175
 Dividends and/or
 distributions reinvested           --            --        683,909     11,858,987
 Redeemed                       (2,892)      (49,525)    (5,426,667)   (96,636,378)
                            -------------------------------------------------------
 Net increase (decrease)        39,308  $    716,127     (3,696,033) $ (66,839,216)
                            =======================================================

 

1.
For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class
N shares.

================================================================================
 3. Purchases and Sales of Securities

 

The
aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2001, were $792,712,099 and $801,637,028, respectively.

                           28 | OPPENHEIMER VALUE FUND

 

As
of October 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $229,855,757 was:

          Gross unrealized appreciation                 $ 12,234,399
          Gross unrealized depreciation                  (22,619,130)
                                                        ------------
          Net unrealized appreciation (depreciation)    $(10,384,731)
                                                        ============

================================================================================
 4. Fees and Other Transactions with Affiliates

 

Management
Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first
$300 million of average annual net assets of the Fund, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The
Fund’s management fee for the year ended October 31, 2001, was an annualized rate of 0.625%.

--------------------------------------------------------------------------------
 Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------

 

Transfer
Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. OFS has voluntarily undertaken to waive a portion of its transfer agent fee for Classes A, B, C, N and Y shares. This voluntary waiver of expenses limits transfer agent fees to 0.35% of average net assets for
Classes A, B, C and N shares effective October 1, 2001, and 0.25% of average net assets for Class Y shares effective January 1, 2001.

--------------------------------------------------------------------------------

 

Distribution
and Service Plan Fees. Under its General Distributor’s Agreement with the
Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate            Class A     Commissions       Commissions     Commissions     Commissions
                       Front-End          Front-End      on Class A        on Class B      on Class C      on Class N
                   Sales Charges      Sales Charges          Shares            Shares          Shares          Shares
                      on Class A        Retained by     Advanced by       Advanced by     Advanced by     Advanced by
 Year Ended               Shares        Distributor   Distributor(1)    Distributor(1)  Distributor(1)  Distributor(1)
----------------------------------------------------------------------------------------------------------------------

 October 31, 2001       $317,775           $140,878          $46,553          $289,729         $26,187            $118

 

1.
The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A           Class B            Class C            Class N
                         Contingent        Contingent         Contingent         Contingent
                           Deferred          Deferred           Deferred           Deferred
                      Sales Charges     Sales Charges      Sales Charges      Sales Charges
                        Retained by       Retained by        Retained by        Retained by
 Year Ended             Distributor       Distributor        Distributor        Distributor
--------------------------------------------------------------------------------------------

 October 31, 2001            $4,991          $151,152             $2,314                $--

                           29 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================

 

4.
Fees and Other Transactions with Affiliates Continued The Fund has adopted a
Service Plan for Class A shares and Distribution and Service Plans for Class B,
Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------

 

Class
A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the
Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the year ended
October 31, 2001, payments under the Class A plan totaled $444,087, all of which were paid by the Distributor to recipients, and included $189,704 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

 

Class
B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the
Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

 

The
Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class
C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

 

The
Distributor’s actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of
Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                           30 | OPPENHEIMER VALUE FUND

 Distribution fees paid to the Distributor for the year ended October 31, 2001, were as follows:

                                                                                Distributor's
                                                            Distributor's           Aggregate
                                                                Aggregate        Unreimbursed
                                                             Unreimbursed       Expenses as %
                        Total Payments     Amount Retained       Expenses       of Net Assets
                            Under Plan      by Distributor     Under Plan            of Class
----------------------------------------------------------------------------------------------

 Class B Plan                 $651,050            $507,131     $2,298,966                3.99%
 Class C Plan                  110,817              21,105        265,441                2.53
 Class N Plan                       18                  13             --                  --

================================================================================
 5. Foreign Currency Contracts

 

A
foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

 

The
net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

 

The
Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
 6. Option Activity

 

The
Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

 

The
Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

 

Options
are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

                           31 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
 6. Option Activity  Continued

 

Securities
designated to cover outstanding call options are noted in the Statement of
Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of
Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

 

The
risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

        Written
option activity for the year ended October 31, 2001, was as follows:

                                                                   Call Options
                                                  ------------------------------
                                                       Number of      Amount of
                                                       Contracts       Premiums
--------------------------------------------------------------------------------
 Options outstanding as of October 31, 2000                   --    $        --
 Options written                                          10,150      1,910,336
 Options closed or expired                                (7,550)    (1,642,345)
                                                  ------------------------------
 Options outstanding as of October 31, 2001                2,600    $   267,991
                                                  ==============================

================================================================================
 7. Bank Borrowings

 

The
Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.

 

The
Fund had no borrowings outstanding during the year ended or at October 31, 2001.
Effective November 13, 2001, the Fund will no longer participate in this agreement.

                           32 | OPPENHEIMER VALUE FUND

                                                      B-5A-5

                                                    Appendix A

                                                RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of Aaa securities.

A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds rated Baa are considered medium grade obligations; that is, they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements. Their future cannot be considered well-assured.
Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated Ca represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C:  Bonds rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier "1" indicates that the obligation ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates a ranking in the lower end of the category.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage, while sound, may be subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard &amp: Poor's Rating Services
-------------------------------------------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard &amp: Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:  Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, these face major uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B:  A bond rated B is more vulnerable to nonpayment than an obligation rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC: A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may used where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D:  Bonds rated D are in default. Payments on the obligation are not being made on the date due.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

                                          Short-Term Issue Credit Ratings

A-1: Rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the issuer's capacity to meet its financial obligation is very strong.

A-2:  Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B:  Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C:  Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D:  In payment default. Payments on the obligation have not been made on the due date. The rating may also be used if a bankruptcy petition has been filed or similar actions jeopardize payments on the obligation.

Fitch, Inc.
-------------------------------------------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rates in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD'
obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
`DD' indicates potential recoveries in the range of 50%-90%, and `D' the lowest recovery potential, i.e., below
50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process;
those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated
`D' have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added
"+" to denote any exceptionally strong credit feature.
F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.
F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                                        B-1

                                                    Appendix B

-------------------------------------------------------------------------------------------------------------------
                                              Industry Classifications
-------------------------------------------------------------------------------------------------------------------

Aerospace/Defense                                           Food and Drug Retailers
Air Transportation                                          Gas Utilities
Asset-Backed                                                Health Care/Drugs
Auto Parts and Equipment                                    Health Care/Supplies &amp: Services
Automotive                                                  Homebuilders/Real Estate
Bank Holding Companies                                      Hotel/Gaming
Banks                                                       Industrial Services
Beverages                                                   Information Technology
Broadcasting                                                Insurance
Broker-Dealers                                              Leasing &amp: Factoring
Building Materials                                          Leisure
Cable Television                                            Manufacturing
Chemicals                                                   Metals/Mining
Commercial Finance                                          Nondurable Household Goods
Communication Equipment                                     Office Equipment
Computer Hardware                                           Oil - Domestic
Computer Software                                           Oil - International
Conglomerates                                               Paper
Consumer Finance                                            Photography
Consumer Services                                           Publishing
Containers                                                  Railroads &amp: Truckers
Convenience Stores                                          Restaurants
Department Stores                                           Savings &amp: Loans
Diversified Financial                                       Shipping
Diversified Media                                           Special Purpose Financial
Drug Wholesalers                                            Specialty Printing
Durable Household Goods                                     Specialty Retailing
Education                                                   Steel
Electric Utilities                                          Telecommunications - Long Distance
Electrical Equipment                                        Telephone - Utility
Electronics                                                 Textile, Apparel &amp: Home Furnishings
Energy Services                                             Tobacco
Entertainment/Film                                          Trucks and Parts
Environmental                                               Wireless Services
Food

                                                       C-13

                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares30 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.31
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

         1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
         2)   non-qualified deferred compensation plans,
         3)   employee benefit plans32
         4)   Group Retirement Plans33
         5)   403(b)(7) custodial plan accounts
         6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                  I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

     There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."34 This waiver provision applies to:

|_|      Purchases of Class A shares aggregating $1 million or more.

-        Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset
         value but subject to a contingent deferred sales charge prior to March 1, |_|  2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1)   through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for those purchases, or

         2)   by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
     Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1)   The record keeping is performed by Merrill Lynch Pierce Fenner &amp: Smith, Inc. ("Merrill

              Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
              Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
              Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
              Investments").

         2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
              Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill
              Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
         3)   The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees
              (as determined by the Merrill Lynch plan conversion manager).

     Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.

                             II. Waivers of Class A Sales Charges of Oppenheimer Funds

-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|      The Manager or its affiliates.
|_|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
         Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
         Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
         Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
         Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|      Dealers, brokers, banks, or registered investment advisors that have entered into an agreement with the
         Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment advisor provides administration services.
|-|

     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|_|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
     Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
         Trust Series.
|_|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
     To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
         (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).

|_|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
         2)   To return excess contributions.
         3)   To return contributions made due to a mistake of fact.
         4)   Hardship withdrawals, as defined in the plan.35
         5)   Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal

              Revenue Code.

         8)   For loans to participants or beneficiaries.
         9)   Separation from service.36
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
              Distributor.
         11)  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

|_|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
         applicable Prospectus.
|_|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social
         Security Administration.
|_|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

|-|

     Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|      Distributions37 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1)   Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

         2)   To return excess contributions made to a participant's account.
         3)   To return contributions made due to a mistake of fact.
         4)   To make hardship withdrawals, as defined in the plan.38
         5)   To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6)   To meet the minimum distribution requirements of the Internal Revenue Code.
         7)   To make "substantially equal periodic payments" as described in Section 72(t) of the Internal

              Revenue Code.

         8)   For loans to participants or beneficiaries.39
         9)   On account of the participant's separation from service.40
         10)  Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
         11)  Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)  For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
              10% of the account's value, adjusted annually.
         13)  Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
              Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

     Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|      Shares sold to the Manager or its affiliates.
|_|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|      Shares issued in plans of reorganization to which the Fund is a party.
|_|      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of

                                           Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
     acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the
         Former Quest for Value Funds, or
     purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November
         24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

                      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds
              Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.
-------------------------------------------------------------------------------------------------------------------

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

                      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
              Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
              Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

                      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A
              contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
              withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
              liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

              Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24,
     1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class
     A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a
     Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest
     For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders
                                    of Connecticut Mutual Investment Accounts, Inc.

--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment advisor to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

                      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other
              Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
              CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:

         1)   persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were
              $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the
              Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that
              Fund or other Former Connecticut Mutual Funds, and
         2)   persons whose intended purchases under a Statement of Intention entered into prior to March 18,
              1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.
                      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

         1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the
              Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
              Connecticut Mutual Funds or a Fund into which such Fund merged;
         2)   any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3)   Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
         4)   employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
              prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
         5)   one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6)   an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
              Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;

     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

           VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.

--------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

        VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund

-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
         Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

-        dealers, brokers or registered investment advisors that had entered into an agreement with the
         Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee
         retirement plans for which the dealer, broker, or investment advisor provides administrative |_| services

                                                       C-52

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund
-------------------------------------------------------------------------------------------------------------------

Internet Web Site:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Advisor
         OppenheimerFunds, Inc.
         498 Seventh Avenue,
         New York, New York 10018

Distributor

         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue,
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.525.7048

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

         Mayer, &amp:Brown, Rowe &amp: Maw
         1675 Broadway

         New York, New York 10019

1234

PX375.001.0202

 OPPENHEIMER SERIES FUND, INC.

FORM N-1A

PART C

OTHER INFORMATION

Item 23.  Exhibits

(a)      (i)      Amended and Restated Articles of Incorporation dated January 6, 1995:  Filed with Registrant's
Post-Effective Amendment No. 28, 3/1/96, and Incorporated herein by reference.

(ii)     Articles Supplementary dated September 26, 1995: Filed with Registrant's Post-Effective Amendment No.
28, 3/1/96, and incorporated herein by reference.

Articles Supplementary dated May 8, 1995: Filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and
incorporated herein by reference.

Articles Supplementary dated November 15, 1996: Filed with Registrant's Post-Effective Amendment No. 31,
12/16/96, and incorporated herein by reference.

Articles of Amendment dated March 15, 1996, effective 3/18/96: Filed with Registrant's Post-Effective Amendment
No. 35, 2/26/99, and incorporated herein by reference.

Articles Supplementary dated February 23, 2001: Filed herewith.

(b)      Amended and Restated By-Laws as of 6/4/98: Filed with Registrant's Post-Effective Amendment No. 35,
2/26/99, and incorporated herein by reference.

(c)      (i)      Oppenheimer Disciplined Allocation Fund -Specimen Class A Share Certificate: Filed herewith.
(ii)     Oppenheimer Disciplined Allocation Fund Specimen Class B Share Certificate: Filed herewith.
Oppenheimer Disciplined Allocation Fund Specimen Class C Share Certificate: Filed herewith.
         (iii)    Oppenheimer Disciplined Allocation Fund Specimen Class N Share Certificate: Filed herewith.
Oppenheimer Value Fund Specimen Class A Share Certificate: Filed herewith.
Oppenheimer Value Fund Specimen Class B Share Certificate: Filed herewith.
Oppenheimer Value Fund Specimen Class C Share Certificate: Filed herewith.
Oppenheimer Value Fund Specimen Class N Share Certificate: Filed herewith.
Oppenheimer Value Fund Specimen Class Y Share Certificate: Filed herewith.

(d)      Investment Advisory Agreement dated 3/1/96 between the Registrant, on behalf of Connecticut Mutual Total
Return Account and OppenheimerFunds, Inc. and schedule of omitted substantially similar documents:  Filed with
Registrant's Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

(e)      (i)      General Distributor's Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer
Disciplined Allocation Fund and OppenheimerFunds Distributor, Inc. ("OFDI"): Filed with Registrant's
Post-Effective Amendment No. 29, 4/30/96, and incorporated herein by reference.

General Distributor's Agreement dated 3/18/96 between Registrant on behalf of Oppenheimer Value Fund, formerly
Oppenheimer Disciplined Value Fund, and OFDI: Filed with Registrant's Post-Effective Amendment No. 31, 12/16/96 and incorporated herein by reference.

(ii)     Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(iii)    Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment
No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer &amp:High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)      (i)      Amended and Reinstated Retirement Plan for Non-Interested Trustees or Directors dated 8/9/01:
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold &amp:
Special Minerals Fund (Reg. No. . 2-82590), 10/25/01, and incorporated herein by reference.
(ii)     Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective
Amendment No.  33, of the Registration Statement for Oppenheimer Gold &amp: Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

(i)      Master Custodian Agreement between Registrant, on behalf of each series of the Registrant, and State
Street Bank and Trust Company: Filed with Registrant's Post-Effective Amendment No. 28, 3/1/96, and incorporated herein by reference.

Custody Agreement on behalf of each series of the Registrant and The Bank of New York dated June 11, 1997:
Previously filed with Registrant's Post-Effective Amendment No: 33, February 18, 1998 and incorporated herein by reference.

Amended and Restated Foreign Custody Manager Agreement dated 4/3/01: Previously filed with Post-Effective
Amendment No. 34 to the Registration Statement of Oppenheimer Gold &amp: Special Minerals Fund (Reg. No.
2-82590), 10/25/01, and incorporated herein by reference.

Amendment dated 4/3/01 to Custody Agreement dated 11/12/92: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold &amp: Special Minerals Fund (Reg. No. 2-82590), 10/25/01,
and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated 2/28/96: Filed as an exhibit to 24f-2 notice.

(j)      Independent Auditors Consent: Filed herewith.

(k)      Not applicable.

Not applicable.

(m)      (i)      Service Plan and Agreement dated 3/18/96 between Oppenheimer  Disciplined Allocation Fund and
OppenheimerFunds Distributor, Inc. for Class A Shares and schedule of  substantially similar omitted documents:
Filed with the  Registrant's Post-Effective Amendment No. 29, 4/30/96,  and incorporated herein by reference.

         (ii)     Amended and Restated Distribution and Service Plan and Agreement dated 2/12/98 with
OppenheimerFunds Distributor, Inc. for Class B Shares of Oppenheimer Disciplined Allocation Fund. Filed with
Registrant's Post-Effective Amendment No. 36, 2/28/00, and incorporated herein by reference.

         (iii)    Amended and Restated Distribution and Service Plan and Agreement between Oppenheimer
Disciplined Allocation Fund and OppenheimerFunds Distributor, Inc for Class C Shares dated 2/12/98. Filed with
Registrant's Post-Effective Amendment No. 36, 2/28/00, and incorporated herein by reference.

(iv)     Distribution and Service Plan and Agreement between Oppenheimer Disciplined Allocation Fund and
OppenheimerFunds Distributor, Inc. for Class N Shares dated 10/12/00: Filed herewith.

(v)      Service Plan and Agreement between Oppenheimer Value Fund and OppenheimerFunds Distributor, Inc. for
Class A shares dated 3/18/96: Filed with Post-Effective Amendment No. 31, 12/16/96, and incorporated herein by reference.

(vi)     Amended and Restated Distribution and Service Plan and Agreement between Oppenheimer Value Fund and
OppenheimerFunds Distributor, Inc. for Class B shares dated 2/12/98: Filed with Registrant's Post-Effective
Amendment No. 36, 2/28/00, and incorporated herein by reference.

(vii)    Amended and Restated Distribution and Service Plan and Agreement between Oppenheimer Value Fund and
OppenheimerFunds Distributor, Inc. for Class C shares dated 2/12/98: Filed with Registrant's Post-Effective
Amendment No. 36, 2/28/00, and incorporated herein by reference.

(viii)   Distribution and Service Plan and Agreement between Oppenheimer Value Fund and OppenheimerFunds
Distributor, Inc. for Class N shares dated 10/12/00: Filed herewith.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:
Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves
(Reg. No. 33-23223), 9/27/01, and incorporated herein by reference.

(o)      Powers of Attorney for all Trustees/Directors and Officers except for John Murphy (including Certified
Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of
Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.
(i)      Power of Attorney for John Murphy (including Certified Board Resolution): Previously filed with
Registrant's Post-Effective Amendment No. 41, 10/22/01, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the
Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Emerging
Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Reference is made to the provisions of paragraph (b) of Section 7 or Article SEVENTH of Registrant's Articles of
Incorporation filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to
Directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise,
Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.
Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including with limitation those described in
Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position  Other Business and Connections

with OppenheimerFunds, Inc.         During the Past Two Years
---------------------------         -------------------------
Timothy L. Abbuhl,
Assistant Vice President   None.

Amy B. Adamshick,
Vice President    Formerly at Scudder Kemper Investments (July 1998 - May 2000)

Charles E. Albers,
Senior Vice President      None.

Edward J. Amberger,
Assistant Vice President   None.

Janette Aprilante,

Vice President and Secretary        As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc.,
Centennial Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset
Management, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of
HarbourView Asset Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OAM
Institutional, Inc.

Hany S. Ayad,
Assistant Vice President   None.

Victor W. Babin,
Senior Vice President      None.

Bruce L. Bartlett,
Senior Vice President      None.

John Michael Banta,
Assistant Vice President   None.

Lerae A. Barela,
Assistant Vice President   None.

George Batejan,
Executive Vice President/
Chief Information Officer  None.

Kevin Baum,
Vice President    None.

Connie Bechtolt,
Assistant Vice President   None.

Robert Behal
Assistant Vice President   Formerly, Associate Director at MetLife (Jan 2000-May 2000).

Kathleen Beichert,

Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Erik S. Berg,
Assistant Vice President   None.

Rajeev Bhaman,
Vice President    None.

Mark Binning,
Assistant Vice President   None.

Robert J. Bishop,

Vice President    An officer of other Oppenheimer funds.

John R. Blomfield,
Vice President    None.

Chad Boll,
Assistant Vice President   None

Lowell Scott Brooks,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Richard Buckmaster,
Vice President    None.

Bruce Burroughs
Vice President    None.

Claudia Calich,
Assistant Vice President   None.

Adele A. Campbell,
Assistant Vice President &amp: Assistant
Treasurer: Rochester Division       None.

Michael A. Carbuto,
Vice President    None

Ronald G. Chibnik,
Assistant Vice President   Director of technology for Sapient Corporation (July, 2000-August 2001); software architect for Sapient Corporation (March 1997-July 2000).

H.C. Digby Clements,
Vice President: Rochester Division  None.

Peter V. Cocuzza,
Vice President    None.

Julie C. Cusker,
Assistant Vice President:
Rochester Division         None.

John Damian,
Vice President    Formerly senior analyst/director for Citigroup Asset Management (November 1999-September 2001).

O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer and Director       Chairman of the Board and a director (since June 1999) and Senior Managing Director
(since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer
Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior
Managing Director and director (since February 2001) of OAM Institutional, Inc.; Trustee (since 1993) of Awhtolia
College - Greece.

John M. Davis,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc.

Robert A. Densen,
Senior Vice President      None.

Ruggero de'Rossi,
Vice President    Formerly Chief Strategist at ING Barings (July
1998 - March 2000).

&amp:Craig P. Dinsell,
Executive Vice President   None.

Randall C. Dishmon,
Assistant Vice President   Associate with Booz Allen &amp: Hamilton (1998-June 2001).

Rebecca K. Dolan
Vice President    None.

Steven D. Dombrower,
Vice President    Vice President of OppenheimerFunds, Inc.

Bruce C. Dunbar,
Vice President    None.

Richard Edmiston,
Assistant Vice President   None.

Daniel R. Engstrom,
Assistant Vice President   None.

Armand B. Erpf,
Assistant Vice President   None.

George R. Evans,
Vice President    None.

Edward N. Everett,
Vice President    None.

George Fahey,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Leslie A. Falconio,

Vice President    Vice President of HarbourView Asset Management Corporation.

Scott T. Farrar,

Vice President    Assistant Treasurer of Oppenheimer Millennium Funds plc; an officer of other Oppenheimer funds.

Katherine P. Feld,

Vice President, Senior Counsel      Vice President OppenheimerFunds, Distributor, Inc.; Vice President, Assistant
Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real Asset
Management, Inc.

Ronald H. Fielding,
Senior Vice President;

Chairman: Rochester Division        Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual
Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International Museum of
Photography at George Eastman House.

Paul Fitzsimmons,
Assistant Vice President   None.

P. Lyman Foster,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc. Formerly Vice President of
Prudential Investments (August 1999-April 2000).

David Foxhoven,

Assistant Vice President   Assistant Vice President of OppenheimerFunds Legacy Program.

Colleen M. Franca,
Assistant Vice President   None.

Crystal French,
Vice President    None.

Dan P. Gangemi,
Vice President    None.

Dan Gagliardo,
Assistant Vice President   Formerly Assistant Vice President at Mitchell Hutchins (January 2000-October 2000).

Subrata Ghose,

Assistant Vice President   Formerly equity analyst at Fidelity Investments (1995 - March 2000).

Charles W. Gilbert,
Assistant Vice President   None.

Alan C. Gilston,
Vice President    None.

Jill E. Glazerman,
Vice President    None.

Paul M. Goldenberg,
Vice President    None.

Mike Goldverg,
Assistant Vice President   None.

Laura Granger,

Vice President    Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice
President of HarbourView Asset Management Corporation; President and director of OppenheimerFunds International
Ltd.; President. Chief Executive Officer, Chairman of the Board and director of Oppenheimer Trust Company;
director of Trinity Investment Management Corp., Secretary/Treasurer of OppenheimerFunds Legacy Program (a
Colorado non-profit corporation); Executive Vice President of OFI Private Investments, Inc.; Executive Vice
President of OAM Institutional, Inc. and a Member and Fellow of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President      None.

Robert Guy,
Senior Vice President      None.

David Hager,
Vice President    None.

Robert Haley,
Assistant Vice President   None.

Marilyn Hall,
Vice President    None.

Kelly Haney,
Assistant Vice President   None.

Thomas B. Hayes,
Vice President    None.

Dorothy F. Hirshman,
Vice President    None.

Merryl I. Hoffman,
Vice President and Senior Counsel   As of December 2001: Secretary of HarbourView Asset Management Corporation,
OFI Private Investments, Inc. and OAM Institutional, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program.

Merrell I. Hora,
Vice President    None.

Scott T. Huebl,

Vice President    Assistant Vice President of OppenheimerFunds Legacy Program.

Margaret Hui,
Assistant Vice President   None.

James G. Hyland,
Assistant Vice President   None.

Steve P. Ilnitzki,

Senior Vice President      Formerly Vice President of Product Management at Ameritrade (until March 2000).

Kathleen T. Ives,

Vice President and Assistant Counsel        Vice President of OppenheimerFunds Distributor, Inc.; Assistant
Secretary of Shareholder Financial Services, Inc. and OppenheimerFunds Legacy Program; Vice President and
Assistant Secretary of Shareholder Services, Inc.; an officer of other Oppenheimer funds.

William Jaume,

Vice President    Senior Vice President and Chief Compliance Officer (since April 2000) of HarbourView Asset
Management Corporation; and of OAM Institutional, Inc. (since February 2001).

Frank V. Jennings,
Vice President    None.

John Jennings,
Vice President    None.

Lewis A. Kamman,
Vice President    None.

Jennifer E. Kane,
Assistant Vice President   None.

Lynn O. Keeshan,
Senior Vice President      None.

Thomas W. Keffer,
Senior Vice President      None.

Cristina J. Keller,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Michael Keogh,
Vice President    None.

Michael P. Kirkpatrick,
Assistant Vice President   None.

Garrett K. Kolb,
Assistant Vice President   None.

Teresa Kong,
Assistant Vice President   None.

Walter G. Konops,
Assistant Vice President   None.

Avram D. Kornberg,
Senior Vice President      None.

James Kourkoulakos,
Vice President.   None.

John S. Kowalik,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation; Vice President of
Oppenheimer Real Asset Management, Inc.

Joseph Krist,
Assistant Vice President   None.

Guy E. Leaf,
Vice President    Vice President of Merrill Lynch (January 2000-September 2001.

Christopher M. Leavy,
Senior Vice President      Formerly Vice President and portfolio manager at Morgan Stanley Investment Management
(1997-September 2000).

Dina C. Lee,

Assistant Vice President &amp:and
Assistant Counsel Formerly an attorney with Van Eck Global (until December 2000).

Laura Leitzinger,
Vice President    Vice President of Shareholder Financial Services, Inc.

Michael S. Levine,
Vice President    None.

Gang Li,
Assistant Vice President   None.

Shanquan Li,
Vice President    None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel   None.

Bill Linden,
Assistant Vice President   None.

Malissa B. Lischin,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc Formerly an associate manager with Investment Management Analyst at Prudential (1996 - March 2000).

Reed Litcher,
Vice President    None.

David P. Lolli,
Assistant Vice President   None.

Daniel G. Loughran
Vice President: Rochester Division  None.

Patricia Lovett,
Vice President    Vice President of Shareholder Financial Services, Inc. and Senior Vice President of Shareholder
Services, Inc.

David M. Mabry,
Vice President    Vice President of Oppenheimer Trust Company.

Steve Macchia,
Vice President    None.

Marianne Manzolillo,
Assistant Vice President   Formerly Vice President for DLJ High Yield Research Department (February 1993 - July
2000).

Philip T. Masterson,
Vice President and
Associate Counsel None.

Lisa Migan,
Assistant Vice President   None.

Andrew J. Mika,
Senior Vice President      None.

Joy Milan,
Vice President    None.

Denis R. Molleur,
Vice President and

Senior Counsel    An officer of other Oppenheimer funds.

Nikolaos D. Monoyios,
Vice President    None.

John Murphy,

Chairman, President, Chief Executive
Officer and Director                                 Director of OppenheimerFunds  Distributor,  Inc., President of
                                                     Centennial Asset  Management  Corporation,  HarbourView  Asset
                                                     Management   Corporation,   Trinity   Investments   Management
                                                     Corporation,    OFI    Private    Investments,    Inc.,    OAM
                                                     Institutional,  Inc.  and Tremont  Advisers,  Inc.;  President
                                                     and Director of  Oppenheimer  Acquisition  Corp.,  Oppenheimer
                                                     Partnership   Holdings,    Inc.,    Oppenheimer   Real   Asset
                                                     Management,   Inc.;   Chairman  and  Director  of  Shareholder
                                                     Financial  Services,  Inc.  and  Shareholder  Services,  Inc.;
                                                     President   and  a  trustee   of  other   Oppenheimer   funds;
                                                     Executive Vice President of MassMutual Life Insurance
Company; director of DLB Acquisition Corp.

Thomas J. Murray,
Vice President    None.

Kenneth Nadler,
Vice President    None.

David Negri,

Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Richard Nichols,
Vice President    None.

Barbara Niederbrach,
Assistant Vice President   None.

Robert A. Nowaczyk,
Vice President    None.

Raymond C. Olson,
Assistant Vice President   Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.;
Treasurer of Centennial Asset Management Corporation.

Gina M. Palmieri,

Vice President    Vice President of HarbourView Asset Management Corporation.

Mark Paris,
Assistant Vice President   None.

Frank J. Pavlak,
Vice President    None.

David P. Pellegrino,
Vice President    None.

Allison C. Pells,
Assistant Vice President   None.

James F. Phillips,
Vice President    None.

Jane C. Putnam,
Vice President    None.

Michael E. Quinn,
Vice President    None.

Julie S. Radtke,
Vice President    None.

Kristina Richardson,
Assistant Vice President   None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division         None.

Thomas P. Reedy,

Vice President    Vice President (since April 1999) of HarbourView Asset Management Corporation.

David Robertson,

Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc. Formerly Director of Sales
&amp: Marketing at Schroder Investment Management North America (March 1998-March 2000).

Rob Robis,
Assistant Vice President   None.

Antoinette Rodriguez,
Assistant Vice President   None.

Jeffrey S. Rosen,
Vice President    None.

&amp:Richard H. Rubinstein,
Senior Vice President      None.

James H. Ruff,
Executive Vice President   President and director of OppenheimerFunds Distributor, Inc. and Centennial Asset
Management Corporation; Executive Vice President of OFI Private Investments, Inc.

Andrew Ruotolo

Executive Vice President   President and director of Shareholder Services, Inc. and Shareholder Financial
Services, Inc.

Rohit Sah,
Assistant Vice President   None.

Valerie Sanders,
Vice President    None.

Kenneth Schlupp

Vice President    Vice President of OFI Private Investments, Inc.

Jeffrey R. Schneider,
Vice President    None.

Ellen P. Schoenfeld,
Vice President    None.

Scott A. Schwegel,
Assistant Vice President   None.

Allan P. Sedmak
Assistant Vice President   None.

Jennifer L. Sexton,
Vice President    Vice President of OFI Private Investments, Inc.

Martha A. Shapiro,
Vice President    None.

Steven J. Sheerin,
Vice President    Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner &amp: Smith, Inc. (July 1998-October 2000).

Bonnie Sherman,
Assistant Vice President   None.

David C. Sitgreaves,
Assistant Vice President   None.

Enrique H. Smith,
Assistant Vice President   Formerly a business analyst with Goldman Sachs (August 1999-August 2001).

Richard A. Soper,
Vice President    None.

Louis Sortino,
Assistant Vice President:
Rochester Division         None.

Keith J. Spencer,
Vice President    None.

Cathleen R. Stahl,
Assistant Vice President   Assistant Vice President &amp:and Manager of Women &amp: Investing Program.

Richard A. Stein,

Vice President: Rochester Division  None.

Arthur P. Steinmetz,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Jayne M. Stevlingson,
Vice President    None.

Gregory J. Stitt,
Vice President    None.

John P. Stoma,
Senior Vice President      Senior Vice President of OppenheimerFunds Distributor, Inc.

Wayne Strauss,
Assistant Vice President:
Rochester Division         None.

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel Since December 2001, Secretary of Oppenheimer Trust Company. Formerly, Associate General
Counsel, Chief Compliance Officer, Corporate Secretary and Vice President of Winmill &amp: Co. Inc. (formerly
Bull &amp: Bear Group, Inc.), CEF Advisers, Inc. (formerly Bull &amp: Bear Advisers, Inc.), Investor
Service Center, Inc. and Midas Management Corporation (November 1997 - March 2000).

Mary Sullivan,
Assistant Vice President   None.

Kevin L. Surrett,
Assistant Vice President   None.

Susan B. Switzer,
Vice President    None.

Anthony A. Tanner,
Vice President: Rochester Division  None.

Eamon Tubridy,
Assistant Vice President   None.

James F. Turner,
Vice President    Formerly portfolio manager for Technology Crossover Ventures (May 2000-March 2001); Assistant
Vice President and Associate Portfolio Manager (August 1999-May 2000) for OppenheimerFunds, Inc.

Cameron Ullyat,
Assistant Vice President   None.

Mark S. Vandehey,
Vice President    Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation
and Shareholder Services, Inc.

Maureen Van Norstrand,
Assistant Vice President   None.

Phillip F. Vottiero,
Vice President    None.

Samuel Sloan Walker,
Vice President    Vice President of HarbourView Asset Management Corporation.

Teresa M. Ward,
Vice President    Vice President of OppenheimerFunds Distributor, Inc.

Darrin L. Watts,
Assistant Vice President   None.

Jerry A. Webman,
Senior Vice President      Senior Vice President of HarbourView Asset Management Corporation.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division         None.

Barry D. Weiss,
Vice President    None.

Christine Wells,
Vice President    None.

Joseph J. Welsh,
Vice President    None.

Catherine M. White,
Assistant Vice President   Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly, Assistant
Vice President with Gruntal &amp: Co. LLC (September 1998 - October 2000); member of the American Society of
Pension Actuaries (ASPA) since 1995.

William L. Wilby,

Senior Vice President      Senior Vice President (since May 1999) of HarbourView Asset Management Corporation.

Donna M. Winn,
Senior Vice President                                President,   Chief  Executive  Officer  and  Director  of  OFI
                                                     Private Investments, Inc.; Director and President of
OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor, Inc.

Kenneth Winston,
Senior Vice President      Principal at Richards &amp: Tierney, Inc. (until June 2001).

Brian W. Wixted,
Senior Vice President and

Treasurer         Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services,
Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OAM Institutional, Inc.; Treasurer
and Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer Acquisition Corp.
and OppenheimerFunds Legacy Program; an officer of other Oppenheimer funds.

Carol Wolf,
Senior Vice President      An officer of certain Oppenheimer funds; serves on the Board of Chinese Children
Adoption International Parents Council, Supporters of Children, and the Advisory Board of Denver Children's
Hospital Oncology Department.

Kurt Wolfgruber,
Senior Vice President      Director of Tremont Advisers, Inc. (as of January 2002).

Caleb C. Wong,
Vice President    None.

Edward C. Yoensky,
Assistant Vice President   None.

Robert G. Zack
Senior Vice President,     General Counsel and Director of OppenheimerFunds Distributor, Inc.; General Counsel of
Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset
Management Corporation and OAM Institutional, Inc.; Senior Vice President, General Counsel and Director of
Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and Oppenheimer
Trust Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.; Secretary of OAC
Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International Ltd.; Director of
Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program; an officer of other
Oppenheimer funds.

Jill Zachman,
Vice President: Rochester Division  None.

Neal A. Zamore,
Vice President    Formerly (until May 2000) Vice President at GE Capital.

Mark D. Zavanelli,
Vice President    None.

Alex Zhou,
Assistant Vice President   None.

Arthur J. Zimmer,
Senior Vice President      Senior Vice President (since April 1999) of HarbourView Asset Management Corporation.

Susan Zimmerman,
Vice President    None.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth &amp: Income Fund
Oppenheimer Gold &amp: Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth &amp: Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer Intermediary Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jenninson Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&amp:P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers Capital Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth &amp: Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Englewood, Colorado
80112.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OAM
Institutional, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name &amp: Principal   Positions &amp: Offices        Positions &amp: Offices
Business Address  with Underwriter  with Registrant
----------------  ----------------  ---------------

Robert Agan (1)   Vice President    None

Janette Aprilante (1)      Secretary        None

Jason R. Bach     Vice President    None
3264 Winthrop Circle
Marietta, GA 30067

William M. Beardsley       Vice President   None
1521 Arrow Wood Land
Downers Grove, IL 60515

Kathleen Beichert (1)      Vice President   None

Gabriella Bercze (2)       Vice President   None

Douglas S. Blankenship     Vice President   None
17011 Woodbark
Spring, TX  77379

Tracey Blinzler (1)        Assistant Vice President  None

Kevin Bonner (1)  Vice President    None

L. Scott Brooks (2)        Vice President   None

Kevin E. Brosmith Senior Vice President     None
170 Phillip Court
Lake Bluff, IL 60044

Jeffrey W. Bryan (2)       Vice President   None

Susan Burton      Vice President    None
4127 Towne Green Circle
Addison, TX 75001

Kathleen Mary Byron        Vice President   None
6 Dahlia Drive
Irvine, CA 92618

Robert A. Coli    Vice President    None
12 White Tail Lane
Bedminster, NJ 07921

Jill E. Crockett (2)       Assistant Vice President  None

Jeffrey D. Damia (2)       Vice President   None

John Davis (2)    Assistant Vice President  None

Stephen J. Demetrovits (2) Vice President   None

Michael W. Dickson         Vice President   None
21 Trinity Avenue
Glastonbury, CT 06033

Joseph A. DiMauro Vice President    None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrower (2)       Vice President   None

George P. Dougherty        Vice President   None
4090 Redbud Circle
Doylestown, PA 18901

Cliff H. Dunteman Vice President    None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

John Eiler (2)    Vice President    None

Kent M. Elwell    Vice President    None
35 Crown Terrace
Yardley, PA  19067

Gregg A. Everett  Vice President    None
7124 Trysail Circle
Tampa, FL 33607

George R. Fahey   Vice President    None
9 Townview Court
Flemington, NJ 08822

Eric C. Fallon    Vice President    None
10 Worth Circle
Newton, MA 02458

Katherine P. Feld (2)      Vice President   Assistant Secretary

Mark J. Ferro (2) Vice President    None

Ronald H. Fielding (3)     Vice President   None

Patrick W. Flynn (1)       Senior Vice President     None

John E. Forrest (2)        Senior Vice President     None

John ("J") Fortuna (2)     Vice President   None

P. Lyman Foster (2)        Senior Vice President     None

Victoria Friece (1)        Assistant Vice President  None

Luiggino J. Galleto        Vice President   None
10302 Riesling Court
Charlotte, NC 28277

Michelle M. Gans  Vice President    None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

Lucio Giliberti   Vice President    None
6 Cyndi Court
Flemington, NJ 08822

Raquel Granahan (2)        Vice President   None

Ralph Grant (2)   Senior Vice President     None

Michael D. Guman  Vice President    None
3913 Pleasant Avenue
Allentown, PA 18103

Tonya N. Hammet   Assistant Vice President  None
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759

Clifford W. Heidinger      Vice President   None
90 Gates Street
Portsmouth, NH 03801

Phillipe D. Hemery         Vice President   None
184 Park Avenue
Rochester, NY 14607

Elyse R. Jurman Herman     Vice President   None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

Wendy G. Hetson   Vice President    None
4 Craig Street
Jericho, NY 11753

Kristen L. Heyburn         Vice President   None
2315 Mimosa Drive #2
Houston, TX 77019

William E. Hortz (2)       Vice President   None

Edward Hrybenko (2)        Vice President   None

Brian F. Husch (2)         Vice President   None

Richard L. Hymes (2)       Assistant Vice President  None

Kathleen T. Ives (1)       Vice President   Assistant Secretary

Eric K. Johnson   Vice President    None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson   Vice President    None
15792 Scenic Green Court
Chesterfield, MO 63017

John S. Kavanaugh Vice President    None
2 Cervantes, Apt. #301
San Francisco, CA 94123

Christina J. Keller (2)    Vice President   None

Brian G. Kelly    Vice President    None
60 Larkspur Road
Fairfield, CT 06430

Michael Keogh (2) Vice President    None

Lisa Klassen (1)  Assistant Vice President  None

Richard Klein     Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Richard Knott (2) Vice President    None

Dean Kopperud (2) Senior Vice President     None

Brent A. Krantz   Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

David T. Kuzia    Vice President    None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

Tracey Lange (2)  Vice President    None

Dawn Lind         Vice President    None
21 Meadow Lane
Rockville Centre, NY 11570

Malissa Lischin (2)        Assistant Vice President  None

James V. Loehle   Vice President    None
30 Wesley Hill Lane
Warwick, NY 10990

John J. Lynch     Vice President    None
5341 Ellsworth
Dallas, TX 75206

Mark Macken       Vice President    None
462 Lincoln Avenue
Sayville, NY 11782

Michael Magee (2) Vice President    None

Steven C. Manns   Vice President    None
1941 W. Wolfram
Chicago, IL 60657

Todd A. Marion    Vice President    None
3 St. Marks Place
Cold Spring Harbor, NY 11724

David M. Martin   Vice President    None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126

LuAnn Mascia (2)  Assistant Vice President  None

Theresa-Marie Maynier      Vice President   None
2421 Charlotte Drive
Charlotte, NC 28203

Anthony P. Mazzariello     Vice President   None
704 Beaver Road
Leetsdale, PA 15056

John C. McDonough Vice President    None
3812 Leland Street
Chevy Chase, MD 20815

Kent C. McGowan   Vice President    None
18424 12th Avenue West
Lynnwood, WA 98037

John V. Murphy (2)         Director President and Trustee

Wendy Jean Murray Vice President    None
32 Carolin Road
Upper Montclair, NJ 07043

Christina Nasta (2)        Assistant Vice President  None

Kevin P. Neznek (2)        Vice President   None

Patrick J. Noble  Vice President    None
1155 Wellesley Avenue #204
Los Angeles, CA 90049

Chad V. Noel      Vice President    None
2408 Eagleridge Drive
Henderson, NV 89014

Raymond Olson (1) Assistant Vice President  None
         &amp: Treasurer

Gayle E. Pereira  Vice President    None
2707 Via Arboleda
San Clemente, CA 92672

Brian C. Perkes   Vice President    None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit Vice President    None
22 Fall Meadow Drive
Pittsford, NY 14534

William L. Presutti        Vice President   None
238 Kemp Avenue
Fair Haven, NJ 07704

Elaine Puleo-Carter (2)    Senior Vice President     None

Christopher L. Quinson     Vice President   None
19 Cayuga Street
Rye, NY 10580

Minnie Ra         Vice President    None
100 Dolores Street, #203
Carmel, CA 93923

Heather Rabinowitz (2)     Assistant Vice President  None

Gary D. Rakan     Vice President    None
25031 Woodridge Triangle
Farmington, MI 48335

Michael A. Raso   Vice President    None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538

Douglas Rentschler         Vice President   None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone Richter (2)         Vice President   None

Ruxandra Risko(2) Vice President    None

David R. Robertson (2)     Senior Vice President     None

Kenneth A. Rosenson        Vice President   None
24753 Bantage Point Terr.
Malibu, CA 90265

James H. Ruff (2) President &amp: Director       None

William R. Rylander        Vice President   None
85 Evergreen Road
Vernon, CT 06066

Thomas Sabow (2)  Vice President    None

Alfredo Scalzo    Vice President    None
9616 Lake Chase Island Way
Tampa, FL 33626

Michael Sciortino Vice President    None
785 Beau Chene Drive
Mandeville, LA 70471

Eric Sharp        Vice President    None
862 McNeill Circle
Woodland, CA 95695

Debbie Simon (2)  Vice President    None

Douglas Bruce Smith        Vice President   None
808 South 194th Street
Seattle,WA 98148

William A. Spetrino        Vice President   None
7631 Yennicook Way
Hudson, OH 44236

Bryan Stein (2)   Vice President    None

John Stoma (2)    Senior Vice President     None

Brian C. Summe    Vice President    None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)         Assistant Vice President  None

George T. Sweeney Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

Scott McGregor Tatum       Vice President   None
704 Inwood
Southlake, TX 76092

James Taylor (2)  Assistant Vice President  None

Martin Telles (2) Senior Vice President     None

David G. Thomas   Vice President    None
1328 N. Cleveland Street
Arlington, VA 22201

Bryan K.Toma      Vice President    None
14575 S. Gallery
Olathe, KS 66062

Floyd A. Tucker   Vice President    None
1930 W. Barry Ave., #2
Chicago, IL 60657

Tanya Valency (2) Vice President    None

Mark Vandehey (1) Vice President    None

Suzanne Walters (1)        Assistant Vice President  None

Teresa Ward (1)   Vice President    None

Michael J. Weigner         Vice President   None
4905 W. San Nicholas Street
Tampa, FL 33629

Donn Weise        Vice President    None
3249 Earlmar Drive
Los Angeles, CA 90064

Catherine White (2)        Assistant Vice President  None

Thomas Wilson (2) Vice President    None

Donna Winn (2)    Senior Vice President     None

Philip Witkower (2)        Senior Vice President     None

Cary Patrick Wozniak       Vice President   None
18808 Bravata Court
San Diego, CA 92128

Gregor D. Yuska   Vice President    None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

Robert G. Zack (2)         General Counsel  Secretary
         and Director

(1)6803 South Tucson Way, Englewood, CO 80112
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the
Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the
26th day of February, 2002.

Oppenheimer Series Fund, Inc

By: /s/ John V. Murphy*
        --------------
John V. Murphy, President and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures        Title    Date
----------        -----    ----

/s/ Leon Levy*    Chairman of the
------------------         Board of Directors        February 26, 2002
Leon Levy

/s/ Donald W. Spiro*       Vice Chairman of the      February 26, 2002
-------------------------  Board and Director
Donald W. Spiro

/s/ John V. Murphy*
-------------------------- President &amp: Director       February 26, 2002
John V. Murphy

/s/ Brian W. Wixted*       Treasurer and Principal   February 26, 2002
-------------------------  Financial and
Brian W. Wixted   Accounting Officer

/s/ Robert G. Galli*       Director February 26, 2002
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*  Director February 26, 2002
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*     Director February 26, 2002
--------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan* Director February 26, 2002
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*    Director February 26, 2002
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*       Director February 26, 2002
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*       DirectorFebruary 26, 2002
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*    Director February 26, 2002
----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

OPPENHEIMER SERIES FUND, INC.

EXHIBIT INDEX

Registration No. 2-75276

Post-Effective Amendment No. 39
                             --

Exhibit No.       Description
-----------       -----------

23(a)(vi)         Articles Supplementary dated February 23, 2001
23(c)(i) Oppenheimer Disciplined Allocation Fund Specimen Class A Share Certificate
23(c)(ii)         Oppenheimer Disciplined Allocation Fund Specimen Class B Share Certificate
23(c)(iii)        Oppenheimer Disciplined Allocation Fund Specimen Class C Share Certificate
23(c)(iv)         Oppenheimer Disciplined Allocation Fund Specimen Class N Share Certificate
23(c)(v) Oppenheimer Value Fund Specimen Class A Share Certificate
23(c)(vi)         Oppenheimer Value Fund Specimen Class B Share Certificate
23(c)(vii)        Oppenheimer Value Fund Specimen Class C Share Certificate
23(c)(viii)       Oppenheimer Value Fund Specimen Class N Share Certificate
23(c)(ix)         Oppenheimer Value Fund Specimen Class Y Share Certificate

23(j)             Independent Auditors Consent

23(m)(iv)         Distribution and Service Plan and Agreement between Oppenheimer Disciplined Allocation Fund and
OppenheimerFunds Distributor, Inc. for Class N Shares dated 10/12/00
23(m)(viii)       Distribution and Service Plan and Agreement between Oppenheimer Value Fund and OppenheimerFunds
Distributor, Inc. for Class N Shares dated 10/12/00

SeriesIncPartC-B(Feb02).doc

--------

1 Mr. Murphy and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc. and Mr. Murphy is not a
Trustee of Oppenheimer California Municipal Fund.
2 The address of each Director is 6803 S. Tucson Way, Englewood, CO 80112-3924.
3 Each Director serves for an indefinite term, until his resignation, death or removal.
                                                                                                         4 Includes shares owned by Mr. Galli in other Oppenheimer Funds for which he serves as director or trustee.
5 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
6 Each Director serves for an indefinite term, until his or her resignation, death or removal.
                                                                                                        7 Includes shares owned by Mr. Murphy in other Oppenheimer Funds for which he serves as director or trustee.
8 The address of each Officer is 498 Seventh Avenue, New York, NY 10018 except for Messrs. Bishop, Farrar and
Wixted and Ms. Ives, whose address is 6803 S. Tucson Way, Englewood, CO 80112-3924 .
9 Each Officer serves for an indefinite term, until his or her resignation, death or removal.
10 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Directors" in this
Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

11 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
12 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
13 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
14 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
15 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
16 This provision does not apply to IRAs.
17 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
18 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
19 This provision does not apply to IRAs.
20 This provision does not apply to loans from 403(b)(7) custodial plans.

21 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
22 Mr. Murphy and Mr. Griffiths are not Directors of Oppenheimer Money Market Fund, Inc. and Mr. Murphy is not a
Trustee of Oppenheimer California Municipal Fund.
23 The address of each Director is 6803 S. Tucson Way, Englewood, CO 80112-3924.
24 Each Director serves for an indefinite term, until his or her resignation, death or removal.
25 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY 10018.
26 Each Director serves for an indefinite term, until his or her resignation, death or removal.
27 The address of each Officer is 498 Seventh Avenue, New York, NY 10018 except for Messrs. Bishop, Farrar and
Wixted and Ms. Ives, whose address is 6803 S. Tucson Way, Englewood, CO 80112-3924.
28 Each Officer serves for an indefinite term, until his or her resignation, death or removal.
29. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Directors" in this
Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

30 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
31 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
32 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
33 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
34 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
35 This provision does not apply to IRAs.
36 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
37 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
38 This provision does not apply to IRAs.
39 This provision does not apply to loans from 403(b)(7) custodial plans.
40 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.